UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23859

Advisor Managed Portfolios

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip code)

Russell B. Simon, President

Advisor Managed Portfolios

2020 East Financial Way, Suite 100

Glendora, CA 91741

(Name and address of agent for service)

(626) 914-7395

Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2026

Item 1. Reports to Stockholders.

(a)

Regan Total Return Income Fund
Institutional Class | RCIRX
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Regan Total Return Income Fund for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.regancapital.com/mutual-fund/rcirx/. You can also request this information by contacting us at 888-447-3426.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Institutional Class	$50	0.99%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$2,300,316,557
Portfolio Turnover	20%
30-Day SEC Yield	4.59%
30-Day SEC Yield Unsubsidized	4.51%
WHAT DID THE FUND INVEST IN? (% of net assets as of  March 31, 2026)
Security Type Breakdown (%)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.regancapital.com/mutual-fund/rcirx/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Regan Capital documents not be householded, please contact Regan Capital at 888-447-3426, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Regan Capital or your financial intermediary.
Regan Total Return Income Fund	PAGE 1	TSR-SAR-00777X579

Regan Total Return Income Fund
Investor Class | RCTRX
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Regan Total Return Income Fund for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.regancapital.com/mutual-fund/rctrx/. You can also request this information by contacting us at 888-447-3426.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Investor Class	$63	1.24%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$2,300,316,557
Portfolio Turnover	20%
30-Day SEC Yield	4.33%
30-Day SEC Yield Unsubsidized	4.26%
WHAT DID THE FUND INVEST IN? (% of net assets as of  March 31, 2026)
Security Type Breakdown (%)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.regancapital.com/mutual-fund/rctrx/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Regan Capital documents not be householded, please contact Regan Capital at 888-447-3426, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Regan Capital or your financial intermediary.
Regan Total Return Income Fund	PAGE 1	TSR-SAR-00777X587

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Regan Total Return Income Fund
Semi-Annual Financial Statements
March 31, 2026

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - 53.8%
A&D Mortgage LLC
Series 2024-NQM5, Class A1, 5.70%, 11/25/2069(a)	$1,682,194	$1,688,298
Series 2025-NQM2, Class A1, 5.79%, 06/25/2070(a)(b)	1,867,951	1,878,508
ABN Amro Mortgage Corp., Series 2002-9, Class M, 5.75%, 12/25/2032	74,367	74,072
ABSC Manufactured Housing Contract, Series 2004-CN1, Class A2, 8.40%, 12/02/2030(a)(b)	994,170	999,365
ACE Securities Corp.
Series 2004-RM1, Class M3, 5.97% (1 mo. Term SOFR + 2.29%), 07/25/2034	176,647	172,327
Series 2006-ASL1, Class A, 4.07% (1 mo. Term SOFR + 0.39%), 02/25/2036	262,033	16,846
Series 2006-HE3, Class A2C, 4.09% (1 mo. Term SOFR + 0.41%), 06/25/2036	733,825	543,519
Series 2006-SL3, Class A1, 3.99% (1 mo. Term SOFR + 0.31%), 06/25/2036	9,088,293	68,519
Series 2006-SL4, Class A1, 4.03% (1 mo. Term SOFR + 0.35%), 09/25/2036	3,070,239	107,173
Series 2007-D1, Class A3, 7.25%, 02/25/2038(a)(c)	1,640,229	1,232,475
Series 2007-D1, Class A4, 6.93%, 02/25/2038(a)(c)	314,413	272,207
Series 2007-HE5, Class A2C, 4.15% (1 mo. Term SOFR + 0.47%), 07/25/2037	6,371,252	1,943,036
Adamas Trust, Inc., Series 2024-INV1, Class A1, 5.38%, 06/25/2069(a)(b)	1,818,515	1,822,558
Adjustable Rate Mortgage Trust
Series 2004-2, Class 6A1, 5.36%, 02/25/2035(b)	3,316	3,300
Series 2004-4, Class 3A1, 4.53%, 03/25/2035(b)	22,387	22,188
Series 2005-10, Class 1A1, 5.53%, 01/25/2036(b)	181,067	173,320
Series 2005-10, Class 6A21, 4.29% (1 mo. Term SOFR + 0.61%), 01/25/2036	91,581	87,792
Series 2005-3, Class 7A1, 6.30%, 07/25/2035(b)	142,656	142,899
Series 2005-6A, Class 2A1, 4.41% (1 mo. Term SOFR + 0.73%), 11/25/2035	114,967	30,160
Series 2005-7, Class 1A1, 5.44%, 10/25/2035(b)	121,498	75,645
Series 2005-7, Class 2A21, 4.60%, 10/25/2035(b)	869,939	771,343
Series 2005-7, Class 5A1, 4.75%, 10/25/2035(b)	1,748,135	1,254,665
Series 2006-1, Class 1A1, 4.47%, 03/25/2036(b)	55,970	52,409
Aegis Asset Backed Securities Trust, Series 2004-5, Class M2, 5.62% (1 mo. Term SOFR + 1.94%), 12/25/2034	137,653	126,865
AFC Home Equity Loan Trust, Series 2000-1, Class 2A, 4.43% (1 mo. Term SOFR + 0.75%), 03/25/2030	98,371	95,236
AJAX Mortgage Loan Trust, Series 2020-B, Class A1, 1.70%, 05/25/2059(a)(c)	364,287	343,971
Alliance Bancorp Trust, Series 2007-OA1, Class A1, 4.27% (1 mo. Term SOFR + 0.59%), 07/25/2037	553,750	496,981
American Home Mortgage Assets LLC
Series 2006-1, Class 1A1, 4.00% (1 mo. Term SOFR + 0.32%), 05/25/2046	863,907	817,455
Series 2006-2, Class 1A1, 4.82% (MTA + 0.96%), 09/25/2046	425,184	405,619
Series 2006-6, Class A1A, 3.98% (1 mo. Term SOFR + 0.30%), 12/25/2046	58,832	51,487
Series 2007-2, Class A1, 3.92% (1 mo. Term SOFR + 0.24%), 03/25/2047	3,463,350	3,150,583
Series 2007-3, Class 11A1, 4.21% (1 mo. Term SOFR + 0.53%), 06/25/2037	134,745	131,805
American Home Mortgage Investment Trust
Series 2004-3, Class MH1, 4.69% (1 mo. Term SOFR + 1.01%), 10/25/2034	82,945	81,410
Series 2005-2, Class 2A3, 6.92% (1 mo. Term SOFR + 3.25%), 09/25/2045	479,799	390,731
Series 2005-4, Class 5A, 5.80% (6 mo. Term SOFR + 2.18%), 11/25/2045	827,063	317,883
Series 2006-3, Class 12A1, 4.17% (1 mo. Term SOFR + 0.49%), 12/25/2046	221,538	210,684
Series 2007-1, Class GA1A, 3.95% (1 mo. Term SOFR + 0.27%), 05/25/2047	6,326,848	4,833,289
Series 2007-1, Class GIOP, 2.08%, 05/25/2047(d)	20,892,928	3,209,519

The accompanying notes are an integral part of these financial statements.

1

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2007-2, Class 12A1, 4.33% (1 mo. Term SOFR + 0.65%), 03/25/2037	$962,690	$328,554
Series 2007-A, Class 4A, 4.69% (1 mo. Term SOFR + 1.01%), 07/25/2046(a)	109,975	20,197
Angel Oak Mortgage Trust LLC
Series 2023-1, Class A1, 4.75%, 09/26/2067(a)(c)	165,813	165,322
Series 2024-11, Class A1, 5.70%, 08/25/2069(a)(c)	1,449,208	1,456,407
Series 2024-4, Class A1, 6.20%, 01/25/2069(a)(c)	410,916	413,884
Series 2024-5, Class A1, 4.95%, 07/25/2068(a)(c)	5,126,773	5,104,475
Series 2024-6, Class A1, 4.65%, 11/25/2067(a)(c)	83,288	82,864
Series 2024-7, Class A2, 5.82%, 05/25/2069(a)(c)	634,454	637,212
Series 2024-8, Class A1, 5.34%, 05/27/2069(a)(c)	1,528,195	1,528,928
Series 2025-1, Class A1, 5.69%, 01/25/2070(a)(c)	568,314	571,382
Series 2025-2, Class A1, 5.64%, 02/25/2070(a)(c)	1,941,473	1,950,701
Series 2025-4, Class A1, 5.86%, 04/25/2070(a)(c)	734,570	740,008
Series 2025-8, Class A1, 5.41%, 07/25/2070(a)(c)	5,791,557	5,802,812
APS Resecuritization Trust, Series 2015-1, Class 2B, 4.07%, 08/28/2054(a)(b)	2,123,123	1,926,700
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-W7
Series 2006-W4, Class A2D, 4.33% (1 mo. Term SOFR + 0.65%), 05/25/2036	265,880	62,067
Series 2006-W5, Class A1A, 4.09% (1 mo. Term SOFR + 0.41%), 06/25/2036	702,121	464,625
Series 2006-W5, Class A2B, 3.99% (1 mo. Term SOFR + 0.31%), 06/25/2036	295,997	77,967
ASG Resecuritization Trust
Series 2011-1, Class 2H1, 6.00%, 09/28/2036(a)(b)(e)	3,222,000	1,006,875
Series 2013-2, Class 1M40, 4.70%, 12/28/2035(a)(b)(e)	2,078,223	1,879,493
Asset Backed Funding Certificates
Series 2002-NC1, Class M2, 5.67% (1 mo. Term SOFR + 1.99%), 02/25/2032	284,082	289,597
Series 2005-AQ1W, Class A5, 4.81%, 06/25/2035(c)(e)	14,522,169	14,013,893
Series 2005-WF1, Class M8, 5.67% (1 mo. Term SOFR + 1.99%), 04/25/2034	324,122	332,264
Asset Backed Securities Corp. Home Equity, Series 2005-HE2, Class M4, 5.02% (1 mo. Term SOFR + 1.34%), 02/25/2035	199,370	197,282
Banc of America Alternative Loan Trust
Series 2005-10, Class 1CB1, 4.19% (1 mo. Term SOFR + 0.51%), 11/25/2035	380,760	331,118
Series 2005-11, Class 1CB3, 5.50%, 12/25/2035	179,911	163,547
Series 2005-11, Class 1CB5, 5.50%, 12/25/2035	150,416	136,735
Series 2006-4, Class 3CB4, 6.00%, 05/25/2046	139,432	128,382
Series 2006-5, Class CB7, 6.00%, 06/25/2046	737,312	644,828
Series 2006-6, Class 2A10, 6.00%, 07/25/2046	419,392	354,131
Series 2006-6, Class 2A8, 6.00%, 07/25/2046	302,387	255,333
Series 2006-6, Class CB1, 4.44% (1 mo. Term SOFR + 0.76%), 07/25/2046	470,305	362,359
Series 2007-1, Class 1A1, 3.79%, 04/25/2028(b)	204,582	186,543
Series 2007-2, Class 1A1, 5.50%, 06/25/2037	578,724	506,987
Series 2007-2, Class 3A2, 4.15% (1 mo. Term SOFR + 0.47%), 06/25/2037	116,129	84,417
Banc of America Funding Corp.
Series 2003-2, Class B1, 6.50%, 06/25/2032(b)	144,837	142,179
Series 2004-2, Class 1CB1, 5.75%, 09/20/2034	797,470	775,797
Series 2005-1, Class 1A6, 5.50%, 02/25/2035	23,152	22,798
Series 2005-3, Class 1A10, 5.25%, 06/25/2035	244,212	225,413
Series 2005-5, Class 3A5, 5.50%, 08/25/2035	120,330	118,281
Series 2005-6, Class 1A3, 5.75%, 10/25/2035	930,831	768,020

The accompanying notes are an integral part of these financial statements.

2

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2005-6, Class 1A8, 6.00%, 10/25/2035	$266,333	$224,132
Series 2005-7, Class 4A3, 5.75%, 11/25/2035	65,252	63,604
Series 2005-8, Class 1A1, 5.50%, 01/25/2036	191,724	157,183
Series 2005-B, Class 2A1, 4.57%, 04/20/2035(b)	253,342	239,750
Series 2005-E, Class 8A1, 5.29% (MTA + 1.43%), 06/20/2035	985,833	766,309
Series 2005-H, Class 1A1, 4.96%, 11/20/2035(b)	77,577	70,182
Series 2006-4, Class A11, 6.00%, 07/25/2036	154,264	122,745
Series 2006-4, Class A5, 6.00%, 07/25/2036	2,240,509	1,782,730
Series 2006-7, Class 1A1, 4.24% (1 mo. Term SOFR + 0.56%), 09/25/2036	581,257	453,267
Series 2006-7, Class 1A3, 2.76% (-1 x 1 mo. Term SOFR + 6.44%), 09/25/2036(d)(f)	214,191	24,058
Series 2006-G, Class 3A3, 5.94% (12 mo. Term SOFR + 2.47%), 07/20/2036	984	979
Series 2006-H, Class 2A2, 4.68%, 09/20/2046(b)	332,797	290,734
Series 2006-I, Class 6A1, 4.17% (1 mo. Term SOFR + 0.49%), 12/20/2046	1,166,286	1,060,300
Series 2007-1, Class TA1A, 3.85% (1 mo. Term SOFR + 0.17%), 01/25/2037	196,467	171,724
Series 2007-1, Class TA3A, 4.11% (1 mo. Term SOFR + 0.43%), 01/25/2037	489,406	433,675
Series 2007-2, Class 1A16, 4.39% (1 mo. Term SOFR + 0.71%), 03/25/2037	245,854	177,349
Series 2007-2, Class 1A31, 6.00%, 03/25/2037	341,520	259,075
Series 2007-2, Class TA1B, 5.81%, 03/25/2037(b)	44,042	50,076
Series 2007-3, Class TA6, 6.39%, 04/25/2037(c)	161,427	137,165
Series 2007-4, Class 3A1, 4.16% (1 mo. Term SOFR + 0.48%), 06/25/2037	148,744	114,499
Series 2007-8, Class 4A1, 6.00%, 08/25/2037	75,640	60,858
Series 2007-A, Class 2A1, 4.11% (1 mo. Term SOFR + 0.43%), 02/20/2047	737,836	697,654
Series 2007-C, Class 7A4, 4.23% (1 mo. Term SOFR + 0.55%), 05/20/2047	202,857	190,879
Series 2007-C, Class 7A5, 4.39% (1 mo. Term SOFR + 0.71%), 05/20/2047	899,551	851,778
Series 2009-R14A, Class 2A, 7.81% (-2 x 1 mo. Term SOFR + 14.80%), 07/26/2035(a)(f)	404,039	340,788
Series 2009-R9, Class 3A3, 3.43%, 04/30/2035(a)(b)	383,381	301,651
Series 2010-R6, Class 3A4, 6.25%, 09/26/2037(a)(b)	583,902	188,129
Series 2010-R8, Class 1A4, 5.75%, 05/26/2036(a)	263,562	146,603
Series 2014-R6, Class 3A2, 4.06%, 10/26/2036(a)(b)(e)	749,657	683,125
Series 2015-R2, Class 3A3, 4.10%, 04/29/2037(a)(b)	1,671,990	1,523,827
Series 2016-R2, Class 1A2, 13.01%, 05/01/2033(a)(b)	1,928,221	2,004,792
Banc of America Mortgage Securities, Inc.
Series 2003-H, Class 2A2, 6.66%, 09/25/2033(b)	525,410	507,080
Series 2005-3, Class 2A3, 5.50%, 03/25/2035	397,427	362,885
Series 2005-8, Class A12, 5.50%, 09/25/2035	677,255	589,815
Series 2005-A, Class 1A1, 3.77%, 02/25/2035(b)	102,811	89,317
Series 2005-E, Class 3A1, 4.87%, 06/25/2035(b)	112,968	109,390
Series 2005-F, Class 2A2, 5.58%, 07/25/2035(b)	239,191	229,339
Series 2005-G, Class 2A1, 5.27%, 08/25/2035(b)	338,521	327,752
Series 2005-I, Class 3A1, 3.96%, 10/25/2035(b)	461,233	374,916
Series 2006-2, Class A2, 6.00% (1 mo. Term SOFR + 6.00%), 07/25/2046	252,688	221,507
Series 2006-2, Class A3, 4.39% (1 mo. Term SOFR + 0.71%), 07/25/2046	623,636	506,000
Series 2007-1, Class 1A4, 6.00%, 03/25/2037	961,248	823,643
Series 2007-1, Class 2A11, 4.39% (1 mo. Term SOFR + 0.71%), 01/25/2037	715,403	605,965
Series 2007-2, Class A1, 4.14% (1 mo. Term SOFR + 0.46%), 05/25/2037	1,646,212	1,082,779

The accompanying notes are an integral part of these financial statements.

3

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2007-2, Class A6, 5.75%, 05/25/2037	$156,754	$115,538
Series 2007-3, Class 1A1, 6.00%, 09/25/2037	1,485,292	1,225,243
Series 2007-3, Class 2A13, 4.79% (1 mo. Term SOFR + 1.11%), 09/25/2037(e)	467,750	323,625
Bank of America NA, Series 2008-R4, Class 1A4, 4.24% (1 mo. Term SOFR + 0.56%), 07/25/2037(a)	1,375,681	947,213
BankAmerica Manufactured Housing Contract Trust
Series 1998-2, Class B1, 7.17%, 12/10/2026(b)	2,177,312	141,455
Series 97-1, Class B1, 6.94%, 04/15/2027	600,000	27,212
Barclays Mortgage Loan Trust
Series 2023-NQM1, Class A2, 6.28%, 01/25/2063(a)(c)	155,217	155,810
Series 2025-NQM3, Class A1, 5.64%, 05/25/2065(a)(b)	2,381,725	2,391,478
Series 2025-NQM3, Class A1A, 5.64%, 05/25/2065(a)(c)	24,826,437	24,934,389
Bayview Financial Acquisition Trust, Series 2006-C, Class 2A3, 4.22% (1 mo. Term SOFR + 0.55%), 11/28/2036	665,295	637,588
BCAP LLC Trust
Series 2007-AA2, Class 2A7, 6.00%, 04/25/2037	1,415,840	599,198
Series 2007-AA4, Class 12A1, 4.33%, 06/25/2047(b)	2,487,965	925,040
Series 2008-RR3, Class A1B, 6.70%, 10/25/2036(a)(b)	2,676,023	775,561
Series 2009-RR4, Class 1A2, 6.50%, 06/26/2037(a)(b)	72,468	16,114
Series 2010-RR9, Class 6A2, 6.00%, 10/26/2035(a)(b)(e)	5,701,009	4,863,530
Series 2011-RR4, Class 7A1, 5.25%, 04/26/2037(a)(e)	1,783,046	998,506
Series 2011-RR4, Class 8A1, 5.25%, 02/26/2036(a)(b)	1,203,027	437,174
Series 2011-RR5, Class 12A1, 4.45%, 03/26/2037(a)(c)	217,917	217,194
Series 2011-RR9, Class 6A6, 4.13%, 01/26/2036(a)(b)(e)	3,251,415	1,355,433
Series 2012-RR4, Class 4A7, 2.79%, 02/26/2036(a)(b)	1,801,086	952,984
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-5, Class 2B1, 4.51%, 08/25/2033(b)	40,799	33,955
Series 2003-6, Class 2A1, 6.38%, 08/25/2033(b)	78,479	77,694
Series 2005-12, Class 23A1, 4.33%, 02/25/2036(b)	396,042	368,137
Series 2006-1, Class A1, 5.95% (1 yr. CMT Rate + 2.25%), 02/25/2036	78,054	75,702
Series 2006-2, Class 2A1, 4.26%, 07/25/2036(b)	163,016	140,489
Series 2006-2, Class 3A1, 4.20%, 07/25/2036(b)	290,815	251,169
Series 2006-4, Class 2A1, 4.06%, 10/25/2036(b)	270,422	228,773
Series 2007-2, Class 4A1, 5.85% (1 yr. CMT Rate + 2.20%), 12/25/2046	739,369	669,477
Bear Stearns Alt-A Trust
Series 2003-6, Class 2A1, 5.41%, 01/25/2034(b)	112,911	107,095
Series 2004-3, Class A1, 4.43% (1 mo. Term SOFR + 0.75%), 04/25/2034	100,857	100,393
Series 2004-4, Class M1, 4.65% (1 mo. Term SOFR + 0.97%), 06/25/2034	927,921	1,024,740
Series 2004-4, Class M2, 5.67% (1 mo. Term SOFR + 1.99%), 06/25/2034	218,354	218,550
Series 2005-7, Class 23A1, 4.27%, 09/25/2035(b)	243,882	98,923
Series 2006-3, Class 34A1, 3.93%, 05/25/2036(b)	2,911,375	1,144,721
Series 2006-6, Class 31A1, 4.33%, 11/25/2036(b)	1,023,799	558,574
Series 2006-7, Class 23A1, 5.24%, 12/25/2046(b)	1,535,006	1,030,220
Bear Stearns Alt-A Trust II, Series 2007-1, Class 1A1, 4.16%, 09/25/2047(b)	6,624,003	3,079,854
Bear Stearns Asset Backed Securities Trust
Series 2003-AC4, Class A, 5.50%, 09/25/2033(c)	69,680	62,009
Series 2004-AC5, Class A1, 5.75%, 10/25/2034(c)	100,156	96,275

The accompanying notes are an integral part of these financial statements.

4

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2004-AC6, Class A1, 5.75%, 11/25/2034(c)	$2,639,704	$2,346,931
Series 2004-FR2, Class M5, 5.33% (1 mo. Term SOFR + 2.74%), 06/25/2034	334,034	414,416
Series 2004-HE10, Class M1, 4.77% (1 mo. Term SOFR + 1.09%), 12/25/2034	215,159	216,509
Series 2004-HE7, Class M2, 5.52% (1 mo. Term SOFR + 1.84%), 08/25/2034	3,109	3,078
Series 2004-HE8, Class M3, 5.89% (1 mo. Term SOFR + 2.21%), 09/25/2034	379,405	375,008
Series 2004-HE9, Class M2, 5.59% (1 mo. Term SOFR + 1.91%), 11/25/2034	1,731,545	1,681,987
Series 2005-AC2, Class 1M1, 4.47% (1 mo. Term SOFR + 0.79%), 04/25/2035	680,617	412,257
Series 2005-AC6, Class 1A3, 5.50%, 09/25/2035(b)	267,766	254,917
Series 2005-AC6, Class 1A4, 5.40%, 09/25/2035(b)	165,163	157,251
Series 2005-AC8, Class A3, 3.86% (-1 x 1 mo. Term SOFR + 7.54%), 11/25/2035(d)(f)	3,019,571	721,552
Series 2006-AC3, Class 1A1, 4.19% (1 mo. Term SOFR + 0.51%), 05/25/2036	2,666,665	601,253
Series 2006-IM1, Class A1, 4.25% (1 mo. Term SOFR + 0.57%), 04/25/2036	2,332,303	2,548,090
Series 2006-SD3, Class 23A2, 4.19% (1 mo. Term SOFR + 0.51%), 07/25/2036	824,380	732,369
Series 2006-ST1, Class A1, 4.74% (1 mo. Term SOFR + 1.06%), 10/25/2036(e)	206,456	149,371
Series 2006-ST1, Class A2, 3.26% (-1 x 1 mo. Term SOFR + 6.94%), 10/25/2036(d)(e)(f)	2,833,803	201,908
Series 2007-AC5, Class A3, 6.00%, 07/25/2037	3,770,009	1,266,230
Series 2007-AC6, Class A1, 6.50%, 10/25/2037	1,370,732	526,383
Series 2007-HE2, Class 23A, 4.07% (1 mo. Term SOFR + 0.39%), 03/25/2037	75,472	72,846
Series 2007-HE5, Class 2A, 4.01% (1 mo. Term SOFR + 0.33%), 06/25/2047	272,407	271,534
Series 2007-SD1, Class 1A3A, 6.50%, 10/25/2036	1,408,468	444,458
Series 2007-SD1, Class 22A1, 4.89%, 10/25/2036(b)	828,677	345,071
Bear Stearns Cos. LLC, Series 2008-R2, Class 2A2, 4.11%, 06/25/2047(a)(b)	3,392,627	2,674,879
Bear Stearns Mortgage Funding Trust
Series 2006-AR3, Class 1A1, 4.15% (1 mo. Term SOFR + 0.47%), 10/25/2036	9,807,238	8,763,922
Series 2006-AR3, Class 2A1, 4.19% (1 mo. Term SOFR + 0.51%), 11/25/2036	61,274	57,505
Series 2007-AR4, Class G2AB, 4.27% (1 mo. Term SOFR + 0.59%), 06/25/2037	6,810,588	6,145,290
Series 2007-AR5, Class 1A1A, 4.13% (1 mo. Term SOFR + 0.45%), 06/25/2047	370,310	329,673
Series 2007-AR5, Class 1A2G, 4.23% (1 mo. Term SOFR + 0.55%), 06/25/2047	1,152,973	1,026,715
Bear Stearns Structured Products, Inc.
Series 2007-R6, Class 1A1, 4.79%, 01/26/2036(b)(e)	644,566	467,310
Series 2007-R6, Class 2A1, 3.92%, 12/26/2046(b)(e)	200,301	142,214
Bombardier Capital Mortgage Securitization Corp., Series 2000-A, Class A2, 7.58%, 06/15/2030(b)	3,879,580	206,935
BRAVO 2024-NQM6, Series 2024-NQM6, Class A1, 5.41%, 08/01/2064(a)(c)	322,597	323,067
BRAVO Residential Funding Trust
Series 2023-NQM3, Class A1, 4.85%, 09/25/2062(a)(c)	2,045,066	2,041,973
Series 2023-NQM4, Class A1, 6.44%, 05/25/2063(a)(c)	100,970	100,915
Series 2023-NQM5, Class A1, 6.51%, 06/25/2063(a)(c)	1,007,142	1,007,977
Series 2023-NQM8, Class A1, 6.39%, 10/25/2063(a)(c)	1,651,095	1,658,156
Series 2024-NQM1, Class A1, 5.94%, 12/01/2063(a)(c)	3,725,586	3,737,984
Series 2024-NQM2, Class A1, 6.29%, 02/25/2064(a)(c)	3,038,409	3,055,513
Series 2024-NQM2, Class A3, 6.59%, 02/25/2064(a)(c)	208,509	210,302
Series 2024-NQM3, Class A1, 6.19%, 03/25/2064(a)(c)	1,654,487	1,664,318
Series 2025-NQM10, Class A1, 0.00%, 09/25/2065(a)(b)	6,095,579	6,059,994

The accompanying notes are an integral part of these financial statements.

5

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2025-NQM2, Class A1, 5.68%, 11/25/2064(a)(c)	$716,670	$720,468
Series 2025-NQM4, Class A1, 5.61%, 02/25/2065(a)(c)	934,002	938,504
Carrington Mortgage Loan Trust
Series 2006-FRE1, Class A4, 4.04% (1 mo. Term SOFR + 0.36%), 04/25/2036	1,450,000	1,348,753
Series 2006-FRE2, Class A2, 3.91% (1 mo. Term SOFR + 0.23%), 10/25/2036	3,483,349	2,832,900
Series 2006-NC3, Class A4, 4.27% (1 mo. Term SOFR + 0.59%), 08/25/2036	2,995,630	2,565,713
CC Funding Corp./DE
Series 2003-4A, Class B1, 4.41%, 10/25/2034(a)(b)	212,591	203,967
Series 2004-1A, Class A2, 4.12% (1 mo. Term SOFR + 0.44%), 01/25/2035(a)	365,933	363,790
Series 2004-3A, Class A2, 4.09% (1 mo. Term SOFR + 0.41%), 08/25/2035(a)	114,925	113,181
Series 2004-4A, Class B1, 3.32%, 10/25/2035(a)(b)	2,236,576	1,901,036
Series 2005-2A, Class A2, 4.02% (1 mo. Term SOFR + 0.34%), 05/25/2036(a)	215,419	209,182
Series 2006-1A, Class A1, 3.94% (1 mo. Term SOFR + 0.26%), 12/25/2046(a)	311,859	279,914
Series 2006-2A, Class A2, 3.97% (1 mo. Term SOFR + 0.29%), 04/25/2047(a)	3,115,046	2,429,223
Series 2006-4A, Class A1, 3.92% (1 mo. Term SOFR + 0.24%), 11/25/2047(a)	720,838	780,849
Charlie Mac LLC, Series 2004-1, Class A8, 4.34% (1 mo. Term SOFR + 0.66%), 08/25/2034	25,061	23,528
Chase Funding Mortgage Loan Asset-Backed, Series 2003-5, Class 1M2, 5.64%, 09/25/2032(b)	72,328	66,305
Chase Mortgage Finance Corp.
Series 2004-S2, Class 2A4, 5.50%, 02/25/2034	152,518	151,474
Series 2005-A1, Class 2A4, 4.66%, 12/25/2035(b)	271,852	259,993
Series 2006-S1, Class A5, 6.50%, 05/25/2036	4,064,543	1,663,876
Series 2006-S2, Class 1A19, 6.25%, 10/25/2036	440,315	156,404
Series 2006-S4, Class A1, 4.44% (1 mo. Term SOFR + 0.76%), 12/25/2036	2,412,348	712,922
Series 2006-S4, Class A2, 1.56% (-1 x 1 mo. Term SOFR + 5.24%), 12/25/2036(d)(f)	648,949	46,333
Series 2007-A1, Class 1A5, 6.45%, 02/25/2037(b)	1,020	1,024
Series 2007-A3, Class 1A7, 4.57%, 12/25/2037(b)	107,908	88,713
Series 2007-A3, Class 3A1, 4.74%, 12/25/2037(b)	275,505	241,628
Series 2007-S1, Class A1, 4.39% (1 mo. Term SOFR + 0.71%), 02/25/2037	6,455,759	1,854,155
Series 2019-ATR1, Class A11, 4.74% (1 mo. Term SOFR + 1.06%), 04/25/2049(a)	62,525	61,957
Series 2019-ATR1, Class B4, 4.39%, 04/25/2049(a)(b)	144,000	111,934
Series 2025-2, Class A4A, 5.50%, 12/25/2055(a)(b)	128,721	128,999
Chaseflex Trust
Series 2005-2, Class 1A1, 6.00%, 06/25/2035	683,985	408,821
Series 2007-1, Class 2A6, 6.00%, 02/25/2037	1,843,495	555,360
Series 2007-3, Class 1A2, 4.25% (1 mo. Term SOFR + 0.57%), 07/25/2037	10,687,610	3,040,480
Series 2007-M1, Class 1A1, 4.09% (1 mo. Term SOFR + 0.41%), 08/25/2037	254,606	228,667
CIM Trust
Series 2019-INV1, Class A2, 4.78% (30 day avg SOFR US + 1.11%), 02/25/2049(a)	201,210	195,373
Series 2021-INV1, Class A8, 2.50%, 07/01/2051(a)(b)	214,923	192,866
Series 2021-R6, Class A1, 0.00%, 07/25/2061(a)(b)	221,530	204,408

The accompanying notes are an integral part of these financial statements.

6

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Citicorp Mortgage Securities, Inc.
Series 2005-8, Class 1A7, 5.50%, 11/25/2035	$3,693,954	$3,575,053
Series 2006-3, Class 1A4, 6.00%, 06/25/2036	1,190,350	1,088,237
Series 2006-4, Class 1A4, 6.00%, 08/25/2036	900,235	825,724
Series 2007-5, Class 1A9, 6.00%, 06/25/2037	45,889	41,013
Citicorp Residential Mortgage Securities, Inc., Series 2006-3, Class M2, 4.36%, 11/25/2036(c)	339,793	325,688
Citigroup Financial Products, Inc.
Series 1997-HUD1, Class A4, 2.58%, 12/25/2030(b)(e)	205,451	90,604
Series 2004-HYB3, Class 1A, 4.93%, 09/25/2034(b)	73,942	67,179
Series 2005-10, Class 1A2A, 4.15%, 12/25/2035(b)	112,060	68,702
Series 2005-2, Class 1A1, 5.37%, 05/25/2035(b)	154,095	148,232
Series 2005-WF1, Class M2, 6.03%, 11/25/2034(c)	335,777	295,184
Series 2005-WF2, Class AF6A, 6.13%, 08/25/2035(c)	728,369	674,251
Series 2006-8, Class A1, 4.39% (1 mo. Term SOFR + 0.71%), 10/25/2035(a)	5,295,369	2,305,288
Series 2007-WFH3, Class M1, 4.18% (1 mo. Term SOFR + 0.50%), 06/25/2037	170,753	170,702
Citigroup Mortgage Loan Trust, Inc.
Series 2004-HYB2, Class 2A, 6.03%, 03/25/2034(b)	129,751	121,286
Series 2005-11, Class A2A, 6.48% (1 yr. CMT Rate + 2.40%), 10/25/2035	104,994	107,380
Series 2005-7, Class 2A2A, 6.35%, 09/25/2035(b)	1,295,974	1,012,030
Series 2005-7, Class 2A3A, 3.89%, 09/25/2035(b)	707,284	518,683
Series 2005-8, Class 2A3, 5.50%, 09/25/2035	649,148	602,731
Series 2005-9, Class 1A1, 4.05% (1 mo. Term SOFR + 0.37%), 11/25/2035	1,134,292	1,001,291
Series 2005-9, Class 22A2, 6.00%, 11/25/2035	723,815	735,815
Series 2006-AR1, Class 1A1, 5.90% (1 yr. CMT Rate + 2.40%), 10/25/2035	360,594	350,653
Series 2006-AR1, Class 2A1, 6.05% (1 yr. CMT Rate + 2.40%), 03/25/2036	4,127	4,187
Series 2006-AR2, Class 1A1, 5.37%, 03/25/2036(b)	411,316	304,102
Series 2006-AR7, Class 1A3A, 4.96%, 07/25/2046(b)	787,332	751,579
Series 2006-AR7, Class 2A2A, 4.62%, 11/25/2036(b)	184,517	160,922
Series 2006-WF1, Class A2C, 6.10%, 03/25/2036(c)	561,393	251,249
Series 2007-10, Class 2A4A, 6.82%, 09/25/2037(b)	15,391	15,168
Series 2007-2, Class 1A2, 4.14% (1 mo. Term SOFR + 0.46%), 11/25/2036	1,490,775	1,185,120
Series 2007-9, Class 3A1, 6.50%, 06/25/2037(a)	471,827	465,650
Series 2007-AR1, Class A4, 4.21% (1 mo. Term SOFR + 0.53%), 01/25/2037	5,929,947	1,064,693
Series 2007-OPX1, Class A2, 4.19% (1 mo. Term SOFR + 0.51%), 01/25/2037	1,120,648	469,506
Series 2007-OPX1, Class A3A, 7.47%, 01/25/2037(c)	2,376,100	996,683
Series 2009-8, Class 2A2, 6.10%, 04/25/2037(a)(b)(e)	1,957,278	1,074,056
Series 2012-7, Class 11A2, 4.76%, 09/25/2035(a)(b)(d)	603,893	544,486
Series 2014-12, Class 2A5, 3.22%, 02/25/2037(a)(b)	2,022,230	1,531,640
Series 2021-INV3, Class A11, 4.51% (30 day avg SOFR US + 0.85%), 05/25/2051(a)	820,033	765,012
Series 2024-1, Class A3A, 6.00%, 07/25/2054(a)(b)	4,583,286	4,608,480
Citimortgage Alternative Loan Trust
Series 2006-A1, Class 1A5, 5.50%, 04/25/2036	164,301	150,550
Series 2006-A2, Class A1, 6.00%, 05/25/2036	2,441,817	2,317,409
Series 2006-A5, Class 1A2, 2.76% (-1 x 1 mo. Term SOFR + 6.44%), 10/25/2036(d)(f)	990,651	121,998

The accompanying notes are an integral part of these financial statements.

7

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2006-A7, Class 1A1, 6.00%, 12/25/2036(b)	$363,824	$321,038
Series 2006-A7, Class 1A12, 6.00%, 12/25/2036	289,647	259,314
Series 2007-A1, Class 1A9, 1.61% (-1 x 1 mo. Term SOFR + 5.29%), 01/25/2037(d)(f)	964,587	68,835
Series 2007-A3, Class 1A1, 6.00%, 03/25/2037(b)	449,995	398,843
Series 2007-A4, Class 1A13, 5.75%, 04/25/2037	198,342	175,616
Series 2007-A4, Class 1A6, 5.75%, 04/25/2037	101,540	89,879
Series 2007-A4, Class 1A9, 4.39% (1 mo. Term SOFR + 0.71%), 04/25/2037	1,204,068	999,220
Series 2007-A5, Class 1A3, 4.29% (1 mo. Term SOFR + 0.61%), 05/25/2037	228,920	190,409
Series 2007-A6, Class 1A5, 6.00%, 06/25/2037	987,556	906,630
CitiMortgage, Inc.
Series 2005-1, Class 1A4, 5.50%, 02/25/2035	16,102	15,745
Series 2005-1, Class 1A7, 4.19% (1 mo. Term SOFR + 0.51%), 02/25/2035	183,182	170,512
COLT 2023-2 Mortgage Loan Trust
Series 2024-1, Class A1, 5.84%, 02/25/2069(a)(c)	4,682,865	4,693,858
Series 2024-4, Class A1, 5.95%, 07/25/2069(a)(c)	21,796,701	21,936,274
Colt 2025-1 Mortgage Loan Trust, Series 2025-1, Class A1, 5.70%, 01/25/2070(a)(c)	854,996	859,580
COLT Funding LLC
Series 2023-3, Class A1, 7.18%, 09/25/2068(a)(c)	6,631,532	6,669,657
Series 2023-4, Class A1, 7.16%, 10/25/2068(a)(c)	1,744,647	1,756,935
Series 2023-4, Class B1, 8.22%, 10/25/2068(a)(b)	2,688,000	2,722,891
Series 2024-2, Class A1, 6.13%, 04/25/2069(a)(c)	196,751	197,849
Series 2024-6, Class A1, 5.39%, 11/25/2069(a)(c)	1,841,180	1,843,758
Series 2025-4, Class A1, 5.79%, 04/25/2070(a)(c)	2,207,144	2,222,785
Conseco Finance Securitizations Corp.
Series 1999-6, Class A1, 7.36%, 06/01/2030(a)(b)	12,705,992	2,891,977
Series 2001-2, Class M1, 7.69%, 03/01/2031(b)	993,348	1,000,438
Series 2001-4, Class M2, 8.59%, 09/01/2033(b)	2,295,268	2,301,368
Series 2002-1, Class M2, 9.55%, 12/01/2033(b)	5,282,906	5,388,493
Conseco, Inc./Old
Series 1995-5, Class B2, 7.65%, 09/15/2026(b)	3,859,471	39
Series 1996-8, Class B1, 7.95%, 11/15/2026(b)	489,401	492,306
Series 1997-7, Class M1, 7.03%, 07/15/2028(b)	222,638	225,467
Series 1998-3, Class M1, 6.86%, 03/01/2030(b)	950,522	977,254
Series 1999-1, Class M1, 6.56%, 11/01/2028(b)	6,998,891	7,212,132
Series 1999-1, Class M1, 6.98%, 09/01/2030(b)	1,349,384	1,362,182
Series 1999-4, Class A7, 7.41%, 05/01/2031	2,085,462	499,995
Series 1999-5, Class A6, 7.50%, 03/01/2030(b)	6,229,785	1,441,750
Countrywide Alternative Loan Trust
Series 2003-J2, Class M, 6.00%, 10/25/2033	122,782	123,253
Series 2003-J3, Class 1A3, 5.25%, 11/25/2033	83,377	82,757
Series 2004-28CB, Class 2A5, 4.19% (1 mo. Term SOFR + 0.51%), 01/25/2035	89,832	76,744
Series 2004-30CB, Class 2A3, 5.75%, 02/25/2035	1,843,175	1,196,705
Series 2004-34T1, Class A2, 5.50%, 02/25/2035	659,248	588,944
Series 2004-J5, Class M2, 5.44% (1 mo. Term SOFR + 1.76%), 08/25/2034	131,453	129,980
Series 2005-11CB, Class 2A3, 5.50%, 06/25/2035	169,734	135,729

The accompanying notes are an integral part of these financial statements.

8

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2005-11CB, Class 3A2, 4.29% (1 mo. Term SOFR + 0.61%), 06/25/2035	$692,491	$473,357
Series 2005-14, Class 2A1, 4.21% (1 mo. Term SOFR + 0.53%), 05/25/2035	89,046	86,785
Series 2005-16, Class A3, 4.29% (1 mo. Term SOFR + 0.61%), 06/25/2035(e)	174,370	157,805
Series 2005-17, Class 2A1, 4.27% (1 mo. Term SOFR + 0.59%), 07/25/2035	498,193	414,787
Series 2005-19CB, Class A2, 8.60% (-2 x 1 mo. Term SOFR + 16.69%), 06/25/2035(f)	240,072	187,730
Series 2005-20CB, Class 1A2, 5.50%, 07/25/2035	388,567	303,091
Series 2005-20CB, Class 1A3, 5.50%, 07/25/2035	1,656,095	1,291,793
Series 2005-21CB, Class A3, 5.25%, 06/25/2035	241,063	176,063
Series 2005-21CB, Class A7, 5.50%, 06/25/2035	40,791	30,315
Series 2005-24, Class 4A2, 4.39% (1 mo. Term SOFR + 0.71%), 07/20/2035	255,161	218,284
Series 2005-27, Class 1A4, 3.43%, 08/25/2035(b)	328,108	290,281
Series 2005-27, Class 1A5, 3.52%, 08/25/2035(b)	311,237	286,494
Series 2005-27, Class 1A6, 5.02% (1 mo. Term SOFR + 1.34%), 08/25/2035	301,485	241,850
Series 2005-27, Class 2A1, 5.21% (MTA + 1.35%), 08/25/2035	1,404,680	1,223,052
Series 2005-28CB, Class 1A9, 4.34% (1 mo. Term SOFR + 0.66%), 08/25/2035	1,876,737	1,477,418
Series 2005-28CB, Class 3A3, 4.49% (1 mo. Term SOFR + 0.81%), 08/25/2035	2,362,612	706,449
Series 2005-28CB, Class 3A5, 6.00%, 08/25/2035	102,134	37,479
Series 2005-29CB, Class A2, 4.09% (1 mo. Term SOFR + 0.41%), 07/25/2035	537,001	254,728
Series 2005-29CB, Class A4, 5.00%, 07/25/2035	100,860	52,363
Series 2005-34CB, Class 1A2, 1.31% (-1 x 1 mo. Term SOFR + 4.99%), 09/25/2035(d)(f)	287,145	18,534
Series 2005-36, Class 4A1, 4.20%, 08/25/2035(b)	187,194	176,135
Series 2005-43, Class 3A1, 4.06%, 10/25/2035(b)	696,638	662,197
Series 2005-45, Class 2A1, 5.91% (MTA + 2.05%), 10/20/2035	476,179	340,948
Series 2005-46CB, Class A14, 5.50%, 10/25/2035	234,106	159,176
Series 2005-48T1, Class A3, 4.26% (1 mo. Term SOFR + 0.58%), 11/25/2035	7,434,665	3,402,115
Series 2005-49CB, Class A7, 5.50%, 11/25/2035	554,730	338,391
Series 2005-50CB, Class 2A1, 6.00%, 11/25/2035	918,593	381,895
Series 2005-50CB, Class 3A1, 6.00%, 11/25/2035	1,127,839	404,617
Series 2005-51, Class 2A1, 4.39% (1 mo. Term SOFR + 0.71%), 11/20/2035(e)	44,139	38,136
Series 2005-51, Class 3A2A, 5.15% (MTA + 1.29%), 11/20/2035	668,108	605,435
Series 2005-53T2, Class 2A6, 4.29% (1 mo. Term SOFR + 0.61%), 11/25/2035	2,258,160	1,105,742
Series 2005-53T2, Class 2A7, 1.71% (-1 x 1 mo. Term SOFR + 5.39%), 11/25/2035(d)(f)	2,258,160	216,544
Series 2005-56, Class 4A1, 4.41% (1 mo. Term SOFR + 0.73%), 11/25/2035	883,555	829,230
Series 2005-57CB, Class 3A3, 5.50%, 12/25/2035	340,657	145,817
Series 2005-59, Class 1A1, 4.45% (1 mo. Term SOFR + 0.77%), 11/20/2035	319,311	307,019
Series 2005-60T1, Class A7, 8.12% (-7 x 1 mo. Term SOFR + 35.09%), 12/25/2035(f)	102,500	59,583
Series 2005-64CB, Class 1A12, 4.59% (1 mo. Term SOFR + 0.91%), 12/25/2035	165,270	138,448
Series 2005-65CB, Class 1A5, 4.54% (1 mo. Term SOFR + 0.86%), 01/25/2036	349,888	203,887
Series 2005-65CB, Class 1A7, 5.50%, 01/25/2036	1,097,248	693,158
Series 2005-65CB, Class 1A9, 5.50%, 01/25/2036	1,807,492	1,139,452
Series 2005-65CB, Class 2A4, 5.50%, 12/25/2035	1,037,069	682,720
Series 2005-6CB, Class 1A6, 5.50%, 04/25/2035	656,954	554,114
Series 2005-70CB, Class A4, 5.50%, 12/25/2035	356,708	219,542

The accompanying notes are an integral part of these financial statements.

9

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2005-72, Class A1, 4.33% (1 mo. Term SOFR + 0.65%), 01/25/2036	$1,240,739	$1,154,787
Series 2005-73CB, Class 1A7, 5.50%, 01/25/2036	184,619	177,863
Series 2005-76, Class 3A1, 4.31% (1 mo. Term SOFR + 0.63%), 01/25/2046	1,089,922	1,031,589
Series 2005-9CB, Class 1A4, 1.26% (-1 x 1 mo. Term SOFR + 4.94%), 05/25/2035(d)(f)	770,959	36,552
Series 2005-J10, Class 1A13, 4.49% (1 mo. Term SOFR + 0.81%), 10/25/2035	280,667	157,763
Series 2005-J2, Class 1A5, 4.29% (1 mo. Term SOFR + 0.61%), 04/25/2035	5,946,618	4,675,032
Series 2005-J2, Class 1A6, 1.21% (-1 x 1 mo. Term SOFR + 4.89%), 04/25/2035(d)(f)	328,029	16,518
Series 2005-J3, Class 2A1, 4.29% (1 mo. Term SOFR + 0.61%), 05/25/2035	458,065	347,314
Series 2005-J7, Class 1A7, 4.49% (1 mo. Term SOFR + 0.81%), 07/25/2035	1,000,753	412,481
Series 2005-J8, Class 1A5, 5.50%, 07/25/2035	284,686	191,527
Series 2005-J9, Class 1A1, 4.49% (1 mo. Term SOFR + 0.81%), 08/25/2035	3,402,998	1,586,276
Series 2006-14CB, Class A5, 4.49% (1 mo. Term SOFR + 0.81%), 06/25/2036	7,050,522	2,903,900
Series 2006-18CB, Class A11, 4.29% (1 mo. Term SOFR + 0.61%), 07/25/2036	880,610	322,794
Series 2006-18CB, Class A5, 4.14% (1 mo. Term SOFR + 0.46%), 07/25/2036	5,596,435	1,987,121
Series 2006-18CB, Class A6, 13.43% (-4 x 1 mo. Term SOFR + 28.14%), 07/25/2036(f)	6,128,820	5,939,244
Series 2006-18CB, Class A7, 4.14% (1 mo. Term SOFR + 0.46%), 07/25/2036	3,409,731	1,210,690
Series 2006-20CB, Class A4, 4.14% (1 mo. Term SOFR + 0.46%), 07/25/2036	2,622,337	748,044
Series 2006-23CB, Class 2A5, 4.19% (1 mo. Term SOFR + 0.51%), 08/25/2036	8,800,088	1,585,381
Series 2006-24CB, Class A16, 5.75%, 08/25/2036	166,156	80,234
Series 2006-24CB, Class A2, 6.00%, 08/25/2036	331,319	165,354
Series 2006-24CB, Class A22, 6.00%, 08/25/2036	404,530	201,893
Series 2006-24CB, Class A9, 6.00%, 08/25/2036	529,860	264,442
Series 2006-25CB, Class A9, 6.00%, 10/25/2036	953,571	465,124
Series 2006-26CB, Class A20, 4.14% (1 mo. Term SOFR + 0.46%), 09/25/2036	1,501,815	458,152
Series 2006-26CB, Class A6, 6.25%, 09/25/2036	10,844	4,840
Series 2006-26CB, Class A8, 6.25%, 09/25/2036	41,548	18,543
Series 2006-28CB, Class A3, 6.50%, 10/25/2036	400,545	191,677
Series 2006-2CB, Class A4, 4.19% (1 mo. Term SOFR + 0.51%), 03/25/2036	4,007,689	1,219,027
Series 2006-32CB, Class A16, 5.50%, 11/25/2036	44,132	22,219
Series 2006-32CB, Class A3, 6.00%, 11/25/2036	332,993	176,024
Series 2006-32CB, Class A7, 4.52% (1 mo. Term SOFR + 0.84%), 11/25/2036	1,505,154	656,124
Series 2006-33CB, Class 2A1, 6.00%, 11/25/2036	247,537	120,759
Series 2006-34, Class A5, 6.25%, 11/25/2046	1,282,082	556,979
Series 2006-36T2, Class 1A10, 10.61% (-5 x 1 mo. Term SOFR + 27.53%), 12/25/2036(f)	813,519	470,365
Series 2006-36T2, Class 1A9, 4.69% (1 mo. Term SOFR + 1.01%), 12/25/2036	353,175	107,900
Series 2006-39CB, Class 2A1, 4.24% (1 mo. Term SOFR + 0.56%), 01/25/2037	3,812,620	387,683
Series 2006-39CB, Class 2A2, 2.76% (-1 x 1 mo. Term SOFR + 6.44%), 01/25/2037(d)(f)	2,481,988	124,743
Series 2006-39CB, Class 2A4, 4.24% (1 mo. Term SOFR + 0.56%), 01/25/2037	2,559,215	260,231
Series 2006-40T1, Class 2A1, 6.00%, 12/25/2036	1,137,556	305,949
Series 2006-40T1, Class 2A4, 6.00%, 12/25/2036	2,166,647	582,725
Series 2006-40T1, Class 2A5, 4.19% (1 mo. Term SOFR + 0.51%), 12/25/2036	2,380,212	480,301

The accompanying notes are an integral part of these financial statements.

10

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2006-40T1, Class 2A6, 2.81% (-1 x 1 mo. Term SOFR + 6.49%), 12/25/2036(d)(f)	$6,709,342	$693,146
Series 2006-41CB, Class 1A7, 6.00%, 01/25/2037	284,811	137,568
Series 2006-41CB, Class 1A9, 6.00%, 01/25/2037	244,015	117,863
Series 2006-42, Class 1A5, 6.00%, 01/25/2047	467,135	243,732
Series 2006-43CB, Class 3A3, 2.84% (-1 x 1 mo. Term SOFR + 6.52%), 02/25/2037(d)(f)	6,486,065	877,820
Series 2006-45T1, Class 2A15, 5.50%, 02/25/2037	2,381,102	1,188,148
Series 2006-46, Class A2, 4.31% (1 mo. Term SOFR + 0.63%), 02/25/2047	7,021,057	2,439,577
Series 2006-7CB, Class 3A1, 5.25%, 12/31/2026	74,458	70,798
Series 2006-8T1, Class 1A4, 6.00%, 04/25/2036	74,160	33,113
Series 2006-HY10, Class 3A1, 4.12%, 05/25/2036(b)	235,975	210,253
Series 2006-HY13, Class 4A1, 4.47%, 02/25/2037(b)	347,729	312,363
Series 2006-J1, Class 1A13, 5.50%, 02/25/2036	66,177	43,546
Series 2006-J2, Class A2, 1.71% (-1 x 1 mo. Term SOFR + 5.39%), 04/25/2036(d)(f)	2,010,847	201,305
Series 2006-J4, Class 1A1, 4.59% (1 mo. Term SOFR + 0.91%), 07/25/2036	3,714,739	653,615
Series 2006-J4, Class 2A3, 4.49% (1 mo. Term SOFR + 0.81%), 07/25/2036	1,122,374	488,098
Series 2006-J5, Class 1A1, 6.50%, 09/25/2036	902,367	436,051
Series 2006-J5, Class 1A5, 6.50%, 09/25/2036	212,666	102,767
Series 2006-OA10, Class 1A1, 4.82% (MTA + 0.96%), 08/25/2046	234,489	217,709
Series 2006-OA10, Class 2A1, 4.17% (1 mo. Term SOFR + 0.49%), 08/25/2046	640,201	569,767
Series 2006-OA12, Class A1C, 4.35% (1 mo. Term SOFR + 0.67%), 09/20/2046	277,745	252,476
Series 2006-OA17, Class 1A1A, 3.98% (1 mo. Term SOFR + 0.31%), 12/20/2046	326,150	294,061
Series 2006-OA22, Class A2, 4.21% (1 mo. Term SOFR + 0.53%), 02/25/2047(e)	291,916	256,886
Series 2006-OA9, Class 2A1A, 4.21% (1 mo. Term SOFR + 0.53%), 07/20/2046	57,644	50,194
Series 2007-11T1, Class A12, 4.14% (1 mo. Term SOFR + 0.46%), 05/25/2037	996,396	304,959
Series 2007-12T1, Class A7, 4.29% (1 mo. Term SOFR + 0.61%), 06/25/2037	4,862,145	1,600,745
Series 2007-12T1, Class A8, 1.71% (-1 x 1 mo. Term SOFR + 5.39%), 06/25/2037(d)(f)	6,738,391	687,139
Series 2007-14T2, Class A1, 6.00%, 07/25/2037	6,832,508	3,411,304
Series 2007-15CB, Class A6, 5.75%, 07/25/2037	783,073	428,664
Series 2007-16CB, Class 1A5, 4.19% (1 mo. Term SOFR + 0.51%), 08/25/2037	1,310,582	787,531
Series 2007-16CB, Class 2A2, 22.97% (-8 x 1 mo. Term SOFR + 53.63%), 08/25/2037(f)	937,749	1,240,809
Series 2007-16CB, Class 4A7, 6.00%, 08/25/2037	247,669	176,593
Series 2007-16CB, Class 5A1, 6.25%, 08/25/2037	213,570	93,107
Series 2007-17CB, Class 1A10, 12.45% (-5 x 1 mo. Term SOFR + 29.37%), 08/25/2037(f)	681,557	571,922
Series 2007-18CB, Class 1A6, 16.24% (-6 x 1 mo. Term SOFR + 38.31%), 08/25/2037(f)	377,770	276,547
Series 2007-18CB, Class 1A7, 4.26% (1 mo. Term SOFR + 0.58%), 08/25/2037	1,218,898	331,190
Series 2007-1T1, Class 2A1, 4.26% (1 mo. Term SOFR + 0.58%), 03/25/2037	3,079,562	1,092,864
Series 2007-22, Class 2A16, 6.50%, 09/25/2037	1,710,047	625,400
Series 2007-23CB, Class A4, 2.71% (-1 x 1 mo. Term SOFR + 6.39%), 09/25/2037(d)(f)	3,481,601	524,378

The accompanying notes are an integral part of these financial statements.

11

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2007-23CB, Class A7, 4.19% (1 mo. Term SOFR + 0.51%), 09/25/2037	$1,767,468	$570,769
Series 2007-24, Class A1, 4.34% (1 mo. Term SOFR + 0.66%), 10/25/2037	4,571,719	890,257
Series 2007-24, Class A6, 4.79% (1 mo. Term SOFR + 1.11%), 10/25/2037	212,229	45,890
Series 2007-24, Class A7, 2.21% (-1 x 1 mo. Term SOFR + 5.89%), 10/25/2037(d)(f)	212,229	19,795
Series 2007-25, Class 1A2, 6.50%, 11/25/2037	1,257,147	527,190
Series 2007-2CB, Class 2A1, 4.39% (1 mo. Term SOFR + 0.71%), 03/25/2037	287,020	107,915
Series 2007-2CB, Class 2A2, 1.36% (-1 x 1 mo. Term SOFR + 5.04%), 03/25/2037(d)(f)	407,085	33,108
Series 2007-3T1, Class 1A2, 4.29% (1 mo. Term SOFR + 0.61%), 04/25/2037	3,837,074	1,192,973
Series 2007-3T1, Class 1A3, 4.29% (1 mo. Term SOFR + 0.61%), 04/25/2037	1,372,644	426,764
Series 2007-3T1, Class 1A4, 4.29% (1 mo. Term SOFR + 0.61%), 04/25/2037	2,353,105	731,596
Series 2007-5CB, Class 1A11, 6.00%, 04/25/2037	575,155	270,731
Series 2007-5CB, Class 1A18, 1.86% (-1 x 1 mo. Term SOFR + 5.54%), 04/25/2037(d)(f)	349,857	38,913
Series 2007-5CB, Class 1A24, 0.00%, 04/25/2037(g)	283,844	8,493
Series 2007-9T1, Class 1A4, 4.29% (1 mo. Term SOFR + 0.61%), 05/25/2037	1,156,955	392,665
Series 2007-9T1, Class 1A5, 1.71% (-1 x 1 mo. Term SOFR + 5.39%), 05/25/2037(d)(f)	1,156,955	110,693
Series 2007-HY8C, Class A1, 4.11% (1 mo. Term SOFR + 0.43%), 09/25/2047	820,409	771,562
Series 2007-J1, Class 2A6, 4.39% (1 mo. Term SOFR + 0.71%), 03/25/2037	1,772,025	509,463
Series 2007-OA2, Class 1A1, 4.70% (MTA + 0.84%), 03/25/2047	214,485	195,693
Series 2007-OA3, Class X, 2.00%, 04/25/2047(b)(d)	8,679,690	778,058
Series 2007-OA7, Class A1A, 4.15% (1 mo. Term SOFR + 0.47%), 05/25/2047	1,812,603	1,690,811
Series 2008-1R, Class 1A1, 4.26% (1 mo. Term SOFR + 0.58%), 08/25/2037	2,445,212	662,137
Series 2008-1R, Class 2A3, 6.00%, 08/25/2037	1,681,653	744,490
Series 2008-2R, Class 4A1, 6.25%, 08/25/2037(b)	1,127,380	489,366
Countrywide Asset-Backed Certificates
Series 2004-8, Class M5, 5.82% (1 mo. Term SOFR + 2.14%), 10/25/2034	498,381	450,968
Series 2004-BC3, Class M2, 4.69% (1 mo. Term SOFR + 1.01%), 06/25/2034	195,706	195,792
Series 2004-BC3, Class M5, 5.67% (1 mo. Term SOFR + 1.99%), 04/25/2034	616,461	567,012
Series 2005-17, Class 1AF4, 6.55%, 05/25/2036(c)	1,613,890	1,334,179
Series 2005-AB4, Class 2A1, 4.33% (1 mo. Term SOFR + 0.65%), 03/25/2036	254,288	233,246
Series 2006-1, Class AF6, 4.35%, 07/25/2036(b)	16,477	16,210
Series 2006-13, Class 1AF6, 3.92%, 01/25/2037	130,539	123,946
Series 2006-15, Class A4, 4.24%, 10/25/2046(b)	476,650	488,678
Series 2006-15, Class A6, 4.24%, 10/25/2046(b)	72,182	75,947
Series 2007-QX1, Class A1, 4.29% (1 mo. Term SOFR + 0.61%), 05/25/2037(a)	5,140,746	4,781,923
Series 2007-SD1, Class A1, 4.69% (1 mo. Term SOFR + 1.01%), 03/25/2047(a)	953,242	726,660
Countrywide Home Loan Mortgage Pass Through Trust
Series 2003-48, Class 2A3, 6.26%, 10/25/2033(b)	222,660	205,306
Series 2003-56, Class M, 10.91%, 12/25/2033(b)	6,989	8,158
Series 2003-R4, Class 2A, 4.72%, 01/25/2034(a)(b)(e)	165,632	143,686
Series 2004-14, Class 4A1, 5.43%, 08/25/2034(b)	314,384	298,241
Series 2004-15, Class 5A, 5.28%, 10/20/2034(b)	112,424	106,482
Series 2004-18, Class A1, 6.00%, 10/25/2034	104,826	103,186
Series 2004-2, Class 3A1, 6.12%, 03/25/2034(b)	236,387	237,076

The accompanying notes are an integral part of these financial statements.

12

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2004-25, Class 1A1, 4.45% (1 mo. Term SOFR + 0.77%), 02/25/2035	$418,598	$397,643
Series 2004-29, Class 1A1, 4.33% (1 mo. Term SOFR + 0.65%), 02/25/2035	121,663	118,529
Series 2004-29, Class 2A1, 4.45% (1 mo. Term SOFR + 0.77%), 02/25/2035	40,340	38,190
Series 2004-29, Class 3A1, 3.12%, 02/25/2035(b)	130,344	108,361
Series 2004-9, Class A7, 5.25%, 06/25/2034	156,177	152,476
Series 2005-15, Class A5, 5.50%, 08/25/2035	430,380	209,600
Series 2005-17, Class 1A8, 5.50%, 09/25/2035	443,955	435,981
Series 2005-19, Class 2A1, 4.14% (1 mo. Term SOFR + 0.46%), 08/25/2035	330,988	55,079
Series 2005-21, Class A12, 8.50% (-4 x 1 mo. Term SOFR + 21.95%), 10/25/2035(f)	91,173	57,198
Series 2005-21, Class A2, 5.50%, 10/25/2035	172,139	89,187
Series 2005-25, Class A17, 5.50%, 11/25/2035	394,258	174,709
Series 2005-30, Class A8, 5.50%, 01/25/2036	89,223	50,846
Series 2005-31, Class 2A1, 4.35%, 01/25/2036(b)	167,532	152,545
Series 2005-7, Class 3A1, 3.83%, 03/25/2035(b)	842,739	684,872
Series 2005-7, Class 3A2, 3.40%, 03/25/2035(b)	624,298	494,139
Series 2005-9, Class 1A1, 4.39% (1 mo. Term SOFR + 0.71%), 05/25/2035	205,367	183,073
Series 2005-9, Class 1A3, 4.25% (1 mo. Term SOFR + 0.57%), 05/25/2035	93,580	82,909
Series 2005-HYB8, Class 4A1, 4.49%, 12/20/2035(b)	93,726	85,512
Series 2005-J3, Class 1A3, 5.14% (1 mo. Term SOFR + 1.46%), 09/25/2035	1,140,876	753,970
Series 2005-J3, Class 2A1, 4.14% (1 mo. Term SOFR + 0.46%), 09/25/2035	431,596	364,119
Series 2005-R1, Class 2A2, 6.50%, 03/25/2035(a)	219,991	288,847
Series 2005-R2, Class 1AF1, 4.13% (1 mo. Term SOFR + 0.45%), 06/25/2035(a)	34,521	33,620
Series 2006-10, Class 1A11, 5.85%, 05/25/2036	159,372	58,676
Series 2006-20, Class 1A35, 6.00%, 02/25/2037	627,251	265,065
Series 2006-6, Class A9, 6.00%, 04/25/2036	2,132,263	1,006,937
Series 2006-8, Class 1A1, 6.00%, 05/25/2036	1,985,497	1,122,722
Series 2006-9, Class A1, 6.00%, 05/25/2036	40,432	17,820
Series 2006-9, Class A17, 4.29% (1 mo. Term SOFR + 0.61%), 05/25/2036	1,075,663	361,430
Series 2006-HYB2, Class 1A1, 5.09%, 04/20/2036(b)	198,527	177,065
Series 2006-J2, Class 1A6, 6.00%, 04/25/2036	679,356	298,185
Series 2006-J4, Class A3, 6.25%, 09/25/2036	164,953	54,016
Series 2006-J4, Class A4, 6.25%, 09/25/2036	102,098	33,433
Series 2006-J4, Class A9, 6.25%, 09/25/2036	59,706	19,551
Series 2007-10, Class A6, 6.00%, 07/25/2037(d)	393,960	113,718
Series 2007-11, Class A12, 6.00%, 08/25/2037	554,141	227,355
Series 2007-14, Class A6, 6.00%, 09/25/2037	32,280	15,122
Series 2007-18, Class 1A1, 6.00%, 11/25/2037	249,985	100,189
Series 2007-2, Class A1, 6.00%, 03/25/2037	1,275,866	503,199
Series 2007-20, Class A1, 6.50%, 01/25/2038	217,191	89,761
Series 2007-3, Class A14, 4.19% (1 mo. Term SOFR + 0.51%), 04/25/2037	669,297	216,847
Series 2007-3, Class A16, 6.00%, 04/25/2037	515,021	227,061
Series 2007-3, Class A6, 2.91% (-1 x 1 mo. Term SOFR + 6.59%), 04/25/2037(d)(f)	668,151	123,537
Series 2007-4, Class 1A1, 6.00%, 05/25/2037	1,785,169	690,009
Series 2007-HY1, Class 1A1, 4.47%, 04/25/2037(b)	1,062,752	997,510
Series 2007-HY5, Class 3A1, 4.92%, 09/25/2037(b)	384,723	361,264

The accompanying notes are an integral part of these financial statements.

13

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2007-HYB2, Class 3A1, 4.14%, 02/25/2047(b)	$260,022	$239,814
Series 2007-J2, Class 2A5, 6.00%, 07/25/2037	163,041	51,525
Series 2007-J3, Class A9, 6.00%, 07/25/2037	262,860	106,153
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-9, Class 1A1, 7.00%, 03/25/2032	738,150	646,493
Series 2004-4, Class 1A7, 6.00%, 08/25/2034	214,915	197,751
Series 2005-10, Class 10A3, 6.00%, 11/25/2035	379,420	80,188
Series 2005-10, Class 6A7, 5.50%, 11/25/2035	216,421	74,158
Series 2005-10, Class 9A1, 6.00%, 11/25/2035	1,360,357	918,767
Series 2005-4, Class 2A4, 5.50%, 06/25/2035	1,651,433	1,109,991
Series 2005-9, Class 1A3, 5.25%, 10/25/2035	152,399	139,016
Series 2005-9, Class 3A1, 6.00%, 10/25/2035	3,173,283	832,884
Series 2005-9, Class 4A1, 9.09% (-3 x 1 mo. Term SOFR + 19.21%), 10/25/2035(f)	321,961	316,966
Series 2005-9, Class 5A1, 4.49% (1 mo. Term SOFR + 0.81%), 10/25/2035	535,601	217,929
Credit Suisse Management LLC
Series 2001-28, Class 1A1, 4.44% (1 mo. Term SOFR + 0.76%), 11/25/2031	584,390	311,338
Series 2002-30, Class 1A1, 7.50%, 11/25/2032	75,886	77,961
Series 2004-6, Class 4A12, 4.19% (1 mo. Term SOFR + 0.51%), 10/25/2034	102,088	92,638
Series 2005-11, Class 1A1, 6.50%, 12/25/2035	1,046,854	414,390
Series 2005-11, Class 3A5, 5.50%, 12/25/2035	178,277	62,765
Series 2005-11, Class 8A4, 6.00%, 12/25/2035	244,460	175,599
Series 2005-11, Class 8A5, 6.00%, 12/25/2035	137,678	98,896
Series 2005-12, Class 6A1, 6.00%, 01/25/2036	4,135,917	2,423,768
Series 2005-12, Class 8A1, 6.00%, 01/25/2036	58,586	37,778
Series 2005-5, Class 6A3, 5.00%, 07/25/2035	32,511	31,937
Series 2005-7, Class 2A2, 4.09% (1 mo. Term SOFR + 0.41%), 08/25/2035	935,936	315,289
Series 2005-8, Class 5A1, 9.09% (-3 x 1 mo. Term SOFR + 19.21%), 09/25/2035(f)	950,424	403,160
Series 2005-8, Class 7A1, 7.00%, 09/25/2035	4,752,645	1,873,567
Series 2005-8, Class 9A1, 4.75%, 09/25/2035	364,104	224,931
Credit Suisse Mortgage Capital Certificates
Series 2006-1, Class 1A2, 9.66% (-6 x 1 mo. Term SOFR + 29.90%), 02/25/2036(f)	23,318	22,584
Series 2006-1, Class 5A1, 6.00%, 02/25/2036	36,092	17,327
Series 2006-2, Class 2A3, 6.00%, 03/25/2036	72,896	26,619
Series 2006-2, Class 5A1, 4.49% (1 mo. Term SOFR + 0.81%), 03/25/2036	6,082,441	1,761,392
Series 2006-2, Class 6A8, 5.75%, 03/25/2036	203,845	97,730
Series 2006-3, Class 1A3, 6.81%, 04/25/2036(c)	9,650,000	427,787
Series 2006-3, Class 1A4B, 6.66%, 04/25/2036(c)	2,537,309	112,829
Series 2006-3, Class 5A7, 6.00%, 04/25/2036	2,193,599	443,387
Series 2006-4, Class 10A1, 6.50%, 05/25/2036	8,085,114	1,878,187
Series 2006-4, Class 1A3, 6.00%, 05/25/2036	102,081	50,912
Series 2006-6, Class 1A12, 6.00%, 07/25/2036	1,785,109	758,886
Series 2006-6, Class 1A4, 6.00%, 07/25/2036	2,458,719	1,045,251
Series 2006-6, Class 1A8, 6.00%, 07/25/2036	1,195,149	508,173

The accompanying notes are an integral part of these financial statements.

14

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2006-6, Class 2A2, 2.11% (-1 x 1 mo. Term SOFR + 5.79%), 07/25/2036(d)(f)	$2,279,862	$111,830
Series 2006-6, Class 2A4, 6.50%, 07/25/2036	4,481,086	842,163
Series 2006-7, Class 3A12, 6.25%, 08/25/2036	1,368,735	478,998
Series 2006-7, Class 6A3, 5.50%, 08/25/2036	43,901	31,308
Series 2006-8, Class 3A1, 6.00%, 12/25/2026	179,955	32,296
Series 2006-9, Class 4A1, 6.00%, 11/25/2036	3,805,414	2,024,363
Series 2006-9, Class 4A13, 6.50%, 11/25/2036	1,886,828	1,053,152
Series 2007-1, Class 1A6A, 5.86%, 02/25/2037(b)	1,607,236	344,893
Series 2007-1, Class 5A13, 6.00%, 02/25/2037	1,608,495	831,751
Series 2007-1, Class 5A14, 6.00%, 02/25/2037	3,534,745	1,838,355
Series 2007-1, Class 5A4, 6.00%, 02/25/2037	478,733	248,961
Series 2007-3, Class 1A1A, 5.84%, 04/25/2037(b)	18,373,248	4,370,862
Series 2007-3, Class 1A2, 5.59%, 04/25/2037(b)	3,909,803	921,161
Series 2007-3, Class 2A10, 6.00%, 04/25/2037	6,206,063	1,879,787
Series 2007-4R, Class 1A1, 4.94%, 10/26/2036(a)(b)	54,997	49,661
Series 2007-5, Class 2A5, 5.00%, 08/25/2037	4,868,716	4,354,797
Series 2007-5, Class 3A2, 12.63% (-4 x 1 mo. Term SOFR + 27.34%), 08/25/2037(f)	903,275	942,005
Series 2010-18R, Class 6A2, 4.16%, 09/28/2036(a)(b)(e)	5,223,062	3,679,647
Series 2011-2R, Class 4A2, 3.46% (1 mo. Term SOFR + 0.22%), 02/27/2037(a)(e)	2,898,687	2,442,144
Series 2011-4R, Class 5A2, 3.75%, 05/27/2036(a)(b)	4,824,619	4,430,754
Series 2013-6, Class 1A1, 2.50%, 07/25/2028(a)(b)	14,321	13,990
Series 2013-7R, Class 4A2, 4.11% (1 mo. Term SOFR + 0.27%), 07/25/2036(a)(e)	4,357,347	836,066
Series 2014-6R, Class 6A3, 2.00%, 05/27/2036(a)(b)(e)	1,506,235	1,406,070
Series 2014-6R, Class 8A1, 3.00%, 08/27/2036(a)(b)(e)	246,581	232,723
Series 2014-6R, Class 8A3, 2.50%, 08/27/2036(a)(b)	844,656	669,152
Series 2014-6R, Class 9A1, 2.75%, 12/27/2035(a)(b)	1,445	1,439
Series 2015-1R, Class 6A1, 4.35% (1 mo. Term SOFR + 0.39%), 05/27/2037(a)(e)	26,275	25,297
Series 2015-6R, Class 5A2, 3.71% (1 mo. Term SOFR + 0.29%), 03/27/2036(a)	757,567	643,671
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB1, Class M1, 4.64% (1 mo. Term SOFR + 1.54%), 01/25/2033	83,096	82,861
Series 2004-CB6, Class B2, 4.70% (1 mo. Term SOFR + 2.96%), 07/25/2035	685,012	531,027
Series 2005-RP1, Class B2, 7.50%, 01/25/2035(a)(c)	3,274,000	2,536,468
Series 2006-CB8, Class A1, 4.07% (1 mo. Term SOFR + 0.39%), 10/25/2036	59,217	54,869
Series 2007-CB3, Class A1, 3.26%, 03/25/2037(c)	8,731,892	3,126,746
Series 2007-CB3, Class A3, 3.26%, 03/25/2037(c)	326,564	116,947
Series 2007-CB4, Class A2C, 3.40%, 04/25/2037(c)	850,000	569,711
Series 2007-CB5, Class A1, 3.21% (1 mo. Term SOFR + 0.23%), 04/25/2037	108,828	64,758
Series 2007-RP1, Class A, 4.10% (1 mo. Term SOFR + 0.42%), 05/25/2046(a)	1,288,819	1,164,044
CSAB Mortgage Backed Trust
Series 2006-1, Class A3, 4.27% (1 mo. Term SOFR + 0.59%), 06/25/2036	4,570,235	637,478
Series 2006-3, Class A4B, 6.61%, 11/25/2036(c)	578,440	68,301

The accompanying notes are an integral part of these financial statements.

15

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2006-4, Class A6A, 6.18%, 12/25/2036(c)	$29,991	$3,853
Series 2007-1, Class 1A1A, 5.90%, 05/25/2037(b)	1,954,845	402,360
CSAB Mortgage-Backed Trust, Series 2007-1, Class 4A1, 4.14% (1 mo. Term SOFR + 0.46%), 05/25/2037	8,236,942	979,959
Deutsche ALT-A Securities, Inc.
Series 2005-4, Class A5, 5.50%, 09/25/2035(b)	56,384	51,117
Series 2005-5, Class 1A6, 8.12% (-7 x 1 mo. Term SOFR + 35.09%), 11/25/2035(e)(f)	10,731	11,225
Series 2005-6, Class 1A2, 1.29% (-1 x 1 mo. Term SOFR + 4.97%), 12/25/2035(d)(f)	2,362,328	133,798
Series 2005-6, Class 1A3, 5.50%, 12/25/2035	10,232	8,361
Series 2006-AB3, Class A5B, 6.80%, 07/25/2036(c)	546,165	475,090
Series 2006-AB4, Class A4B, 6.50%, 10/25/2036(c)	378,983	330,083
Series 2007-AR1, Class A5, 4.27% (1 mo. Term SOFR + 0.59%), 01/25/2047	363,720	328,357
Series 2007-AR3, Class 2A5, 4.19% (1 mo. Term SOFR + 0.51%), 06/25/2037	178,745	160,805
Series 2007-RMP1, Class A2, 4.09% (1 mo. Term SOFR + 0.41%), 12/25/2036	1,545,275	1,440,125
Deutsche Mortgage Securities, Inc.
Series 2004-1, Class 3A5, 6.16%, 12/25/2033(c)	26,402	26,138
Series 2006-PR1, Class 3A1, 6.82% (-1 x 1 mo. Term SOFR + 11.96%), 04/15/2036(a)(f)	27,450	25,138
Series 2006-PR1, Class 4AF1, 4.08% (1 mo. Term SOFR + 0.40%), 04/15/2036(a)	640,489	590,150
Series 2006-PR1, Class 4AF2, 4.14% (1 mo. Term SOFR + 0.46%), 04/15/2036(a)	1,545,981	1,425,604
Series 2006-PR1, Class 5AF1, 4.34% (1 mo. Term SOFR + 0.66%), 04/15/2036(a)	317,477	285,062
Series 2006-PR1, Class 5AF3, 4.16% (1 mo. Term SOFR + 0.48%), 04/15/2036(a)	2,962,483	2,643,640
Series 2006-PR1, Class 5AF4, 4.13% (1 mo. Term SOFR + 0.45%), 04/15/2036(a)	7,330,068	6,533,627
Series 2006-PR1, Class 5AI2, 7.22% (-2 x 1 mo. Term SOFR + 14.08%), 04/15/2036(a)(f)	2,238,151	2,136,053
Series 2006-PR1, Class 5AI4, 6.82% (-1 x 1 mo. Term SOFR + 11.96%), 04/15/2036(a)(f)	378,020	355,964
Series 2006-PR1, Class 5AS4, 3.91%, 04/15/2036(a)(b)(d)	2,092,485	237,550
Series 2006-PR1, Class AX, 0.26%, 04/15/2036(a)(b)(d)	6,292,459	28,322
Series 2008-RS1, Class 4A2, 4.04% (1 mo. Term SOFR + 0.36%), 05/28/2037(a)	1,023,213	957,487
Series 2009-RS2, Class 3A2, 6.00%, 11/26/2037(a)	1,461,241	587,433
Series 2009-RS6, Class A2B, 3.62%, 08/25/2037(a)(b)	3,672,394	3,396,896
Downey Savings & Loan Association Mortgage Loan Trust
Series 2005-AR3, Class 1A, 4.31% (1 mo. Term SOFR + 0.63%), 07/19/2045	4,017,383	3,324,368
Series 2005-AR5, Class 2A1A, 4.45% (1 mo. Term SOFR + 0.77%), 09/19/2045	4,554,636	2,381,302
Series 2006-AR1, Class 2A1A, 4.80% (MTA + 0.94%), 04/19/2046	2,010,762	1,626,481
Series 2007-AR1, Class 2A1A, 3.93% (1 mo. Term SOFR + 0.25%), 03/19/2037	82,619	70,214
Ellington Financial Mortgage Trust
Series 2025-INV2, Class A1, 5.39%, 05/26/2070(a)(c)	260,065	260,629
Series 2025-NQM3, Class A1, 5.49%, 08/25/2070(a)(c)	1,497,573	1,501,407

The accompanying notes are an integral part of these financial statements.

16

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
EMC Mortgage Loan Trust, Series 2001-A, Class A, 4.53% (1 mo. Term SOFR + 0.85%), 05/25/2040(a)	$398,011	$394,148
Encore Credit Receivables Trust, Series 2005-1, Class M4, 4.81% (1 mo. Term SOFR + 1.13%), 07/25/2035	626,282	566,259
Finance America Mortgage Loan Trust, Series 2004-2, Class M7, 6.49% (1 mo. Term SOFR + 2.81%), 08/25/2034	545,523	486,268
First Franklin Mortgage Loan Asset Backed Certificates
Series 2003-FF5, Class M3, 6.27% (1 mo. Term SOFR + 2.59%), 03/25/2034	278,613	270,087
Series 2004-FF5, Class A3C, 4.79% (1 mo. Term SOFR + 1.11%), 08/25/2034	111,966	105,571
Series 2004-FF7, Class M7, 6.79% (1 mo. Term SOFR + 3.11%), 09/25/2034	735,271	816,625
Series 2006-FF5, Class 2A4, 4.27% (1 mo. Term SOFR + 0.59%), 04/25/2036	5,517,739	5,138,287
Series 2007-FF1, Class A2D, 4.23% (1 mo. Term SOFR + 0.55%), 01/25/2038	308,730	168,640
First Horizon Alternative Mortgage Securities
Series 2005-AA11, Class 2A1, 4.14%, 01/25/2036(b)	372,701	176,721
Series 2005-AA9, Class 2A1, 5.19%, 11/25/2035(b)	838,037	729,876
Series 2005-FA3, Class 1A2, 4.29% (1 mo. Term SOFR + 0.61%), 05/25/2035	1,563,007	841,987
Series 2005-FA6, Class A7, 5.50%, 09/25/2035	727,465	352,233
Series 2006-AA2, Class 2A1, 4.63%, 05/25/2036(b)	258,642	213,114
Series 2006-AA8, Class 2A1, 4.62%, 02/25/2037(b)	219,428	148,430
Series 2006-FA1, Class 1A1, 4.54% (1 mo. Term SOFR + 0.86%), 04/25/2036	3,018,174	907,024
Series 2006-FA2, Class 1A3, 6.00%, 05/25/2036	1,812,071	646,312
Series 2006-FA2, Class 1A6, 6.00%, 05/25/2036	770,156	274,692
Series 2006-FA8, Class 1A7, 6.00%, 02/25/2037	956,026	329,044
Series 2006-RE1, Class A1, 5.50%, 05/25/2035(b)	42,176	24,973
Series 2007-FA1, Class A1, 4.11% (1 mo. Term SOFR + 0.43%), 03/25/2037	11,170,516	2,581,532
Series 2007-FA2, Class 1A5, 4.09% (1 mo. Term SOFR + 0.41%), 04/25/2037	8,624	1,899
Series 2007-FA3, Class A5, 4.39% (1 mo. Term SOFR + 0.71%), 06/25/2037	3,180,977	684,212
First Horizon Asset Securities, Inc.
Series 2005-AR3, Class 2A1, 5.99%, 08/25/2035(b)	577,829	378,811
Series 2007-4, Class 1A16, 4.39% (1 mo. Term SOFR + 0.71%), 08/25/2037	3,176,538	738,330
Series 2007-AR3, Class 2A2, 5.71%, 11/25/2037(b)	285,791	204,824
FirstKey Mortgage Trust, Series 2015-1, Class A3, 3.50%, 03/25/2045(a)(b)	42,870	40,138
Flagstar Mortgage Trust
Series 2018-6RR, Class AM, 4.91%, 10/25/2048(a)(b)	20,378	19,624
Series 2019-1INV, Class A11, 4.74% (1 mo. Term SOFR + 1.06%), 10/25/2049(a)	242,721	238,489
Series 2019-1INV, Class A13, 3.50%, 10/25/2049(a)(b)	21,078	19,089
Fremont Home Loan Trust
Series 2004-C, Class M2, 4.84% (1 mo. Term SOFR + 1.16%), 08/25/2034	98,284	86,109
Series 2006-3, Class 1A1, 4.07% (1 mo. Term SOFR + 0.39%), 02/25/2037	49,224	36,922
Series 2006-B, Class 2A2, 3.89% (1 mo. Term SOFR + 0.31%), 08/25/2036	73,861	22,561
Series 2006-E, Class 1A1, 4.07% (1 mo. Term SOFR + 0.39%), 01/25/2037	1,346,522	690,445
Galton Funding Mortgage Trust, Series 2019-2, Class A21, 4.00%, 06/25/2059(a)(b)	35,572	33,275
GCAT
Series 2022-NQM3, Class A1, 4.35%, 04/25/2067(a)(b)	487,685	486,013
Series 2022-NQM5, Class A1, 5.71%, 08/25/2067(a)(c)	176,313	176,232
Series 2022-NQM5, Class A3, 5.71%, 08/25/2067(a)(c)	634,727	632,790

The accompanying notes are an integral part of these financial statements.

17

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2024-NQM2, Class A1, 6.09%, 06/25/2059(a)(c)	$984,262	$990,983
Series 2024-NQM2, Class A2, 6.44%, 06/25/2059(a)(c)	49,218	49,579
Series 2025-NQM3, Class A1, 0.00%, 05/25/2070(a)(c)(h)	12,074,469	12,119,419
Global Mortgage Securitization Ltd.
Series 2005-A, Class A2, 4.06% (1 mo. Term SOFR + 0.38%), 04/25/2032(a)	292,889	285,014
Series 2005-A, Class B1, 5.25%, 04/25/2032(a)	47,363	41,467
GMAC Mortgage Corp. Loan Trust
Series 2002-HE1, Class A2, 4.27% (1 mo. Term SOFR + 0.59%), 01/25/2029	101,955	73,514
Series 2004-J2, Class A9, 0.00%, 06/25/2034(g)	102,730	88,437
Series 2005-AR4, Class 2A2, 5.79%, 07/19/2035(b)	79,875	57,596
Series 2005-AR6, Class 3A1, 3.72%, 11/19/2035(b)	9,123	8,147
Series 2006-AR1, Class 1A1, 3.63%, 04/19/2036(b)	1,562,643	1,297,678
Series 2006-J1, Class A2, 5.75%, 04/25/2036	239,819	207,177
Series 2006-J1, Class A4, 5.75%, 04/25/2036	904,479	781,371
Series 2006-J1, Class A6, 5.75%, 04/25/2036	947,512	818,546
Series 2007-HE2, Class A2, 6.05%, 12/25/2037(b)	167,819	163,906
Series 2007-HE2, Class A3, 6.19%, 12/25/2037(b)	403,504	393,534
Series 2007-HE2, Class A5, 6.55%, 12/25/2037(c)	118,678	115,758
Series 2007-HE3, Class 2A1, 7.00%, 09/25/2037(b)	78,599	77,743
Government National Mortgage Association
Series 2013-28, Class ME, 1.75%, 11/20/2042	109,301	103,084
Series 2014-H10, Class FA, 4.28% (1 mo. Term SOFR + 0.61%), 04/20/2064	55,797	55,788
Series 2017-101, Class AB, 2.50%, 07/20/2047	672,644	587,826
Series 2018-125, Class HY, 4.00%, 09/20/2048	1,000,000	883,260
Series 2018-138, Class AB, 3.50%, 10/20/2048	79,715	73,116
Series 2020-104, Class AP, 1.00%, 07/20/2050(e)	65,190	48,077
Series 2020-140, Class NG, 0.75%, 09/20/2050	853,591	625,855
Series 2020-30, Class EA, 2.00%, 01/20/2050	556,005	469,921
Series 2020-4, Class AD, 3.25%, 01/20/2050	205,705	184,092
Series 2021-89, Class JL, 1.50%, 05/20/2051	290,582	149,278
Series 2021-96, Class FG, 3.50% (30 day avg SOFR US + 0.30%), 06/20/2051	4,796,671	4,309,355
Series 2021-H17, Class BA, 2.88%, 10/20/2071(b)	36,679	35,986
Series 2022-161, Class FQ, 4.32% (30 day avg SOFR US + 0.65%), 09/20/2052	35,254,989	34,813,889
Series 2025-1, Class FV, 4.77% (30 day avg SOFR US + 1.10%), 01/20/2055	83,505	84,001
Series 2025-105, Class FZ, 5.17% (30 day avg SOFR US + 1.50%), 06/20/2055(i)	538,104	437,465
Series 2025-55, Class GF, 4.67% (30 day avg SOFR US + 1.00%), 03/20/2055	286,627	287,568
Series 2025-89, Class FZ, 5.27% (30 day avg SOFR US + 1.60%), 05/20/2055(i)	359,689	299,955
Series 2025-89, Class ZF, 5.27% (30 day avg SOFR US + 1.60%), 05/20/2055(i)	637,933	545,935
Greenpoint Manufactured Housing
Series 1999-5, Class M2, 9.23%, 12/15/2029(b)	433,469	432,205
Series 2000-3, Class IA, 8.35%, 06/20/2031(b)	6,144,481	1,734,185
Greenpoint Mortgage Funding Trust
Series 2005-AR1, Class A3, 4.35% (1 mo. Term SOFR + 0.67%), 06/25/2045	72,235	64,604
Series 2005-AR3, Class 1A1, 4.27% (1 mo. Term SOFR + 0.59%), 08/25/2045	517,575	443,094
Series 2005-AR4, Class 4A1A, 4.41% (1 mo. Term SOFR + 0.73%), 10/25/2045	1,967,127	1,839,980
Series 2005-AR4, Class G12B, 4.03% (1 mo. Term SOFR + 0.35%), 10/25/2045	274,153	262,840

The accompanying notes are an integral part of these financial statements.

18

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2005-AR5, Class 2A1, 4.35% (1 mo. Term SOFR + 0.67%), 11/25/2045	$3,971,950	$2,623,848
Series 2006-AR1, Class A1A, 4.37% (1 mo. Term SOFR + 0.69%), 02/25/2036	90,333	83,080
Series 2006-AR2, Class 3A2, 4.43% (1 mo. Term SOFR + 0.75%), 03/25/2036	192,162	189,694
Series 2006-AR6, Class A4, 4.47% (1 mo. Term SOFR + 0.79%), 10/25/2046	1,277,080	1,034,115
Series 2007-AR2, Class 1A3, 4.27% (1 mo. Term SOFR + 0.59%), 04/25/2047	243,385	216,864
Series 2007-AR2, Class 2A1, 4.19% (1 mo. Term SOFR + 0.51%), 05/25/2037	400,652	400,843
GS Mortgage Securities Corp.
Series 2008-2R, Class 1A1, 13.15%, 09/25/2036(a)(b)	266,065	69,247
Series 2008-2R, Class 2A1, 7.50%, 10/25/2036(a)(b)	239,090	25,091
Series 2009-4R, Class 2A3, 4.24% (1 mo. Term SOFR + 0.56%), 12/26/2036(a)	2,391,760	1,739,714
Series 2015-3R, Class 1B, 4.07% (1 mo. Term SOFR + 0.39%), 01/26/2037(a)	485,426	441,936
Series 2015-5R, Class 1D, 3.88% (1 mo. Term SOFR + 0.25%), 04/26/2037(a)	747,014	425,052
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A9, 4.52% (30 day avg SOFR US + 0.85%), 02/25/2052(a)	1,468,276	1,369,920
GSAA Trust
Series 2005-14, Class 1A2, 4.49% (1 mo. Term SOFR + 0.81%), 12/25/2035	770,008	342,366
Series 2005-14, Class 2A3, 4.49% (1 mo. Term SOFR + 0.81%), 12/25/2035	227,776	207,032
Series 2005-7, Class AF4, 5.56%, 05/25/2035(c)	225,826	214,813
Series 2006-1, Class A2, 4.23% (1 mo. Term SOFR + 0.55%), 01/25/2036	4,378,097	1,154,477
Series 2006-10, Class AF3, 5.98%, 06/25/2036(b)	4,179,227	892,850
Series 2006-10, Class AF4, 6.80%, 06/25/2036(c)	1,460,808	311,100
Series 2006-11, Class 2A1, 3.97% (1 mo. Term SOFR + 0.29%), 07/25/2036	4,600,735	823,226
Series 2006-12, Class A1, 3.89% (1 mo. Term SOFR + 0.21%), 08/25/2036	3,061,915	672,331
Series 2006-15, Class AF4, 6.46%, 09/25/2036(c)	1,972,268	488,819
Series 2006-17, Class A2, 4.15% (1 mo. Term SOFR + 0.47%), 11/25/2036	6,133,908	1,405,763
Series 2006-17, Class A3A, 4.27% (1 mo. Term SOFR + 0.59%), 11/25/2036	3,798,561	1,163,806
Series 2006-19, Class A1, 3.97% (1 mo. Term SOFR + 0.29%), 12/25/2036	73,765	18,636
Series 2006-20, Class 2A1A, 3.89% (1 mo. Term SOFR + 0.21%), 12/25/2046	398,638	194,641
Series 2006-20, Class 2A1B, 3.99% (1 mo. Term SOFR + 0.31%), 12/25/2046	10,817,333	375,091
Series 2006-3, Class A4, 4.49% (1 mo. Term SOFR + 0.81%), 03/25/2036	4,832,103	310,539
Series 2006-7, Class AF2, 5.99%, 03/25/2046(b)	421,613	141,722
Series 2007-1, Class 1A1, 3.95% (1 mo. Term SOFR + 0.27%), 02/25/2037	7,925,086	2,150,703
Series 2007-1, Class 1A2, 4.13% (1 mo. Term SOFR + 0.45%), 02/25/2037	1,639,518	442,533
Series 2007-10, Class A1A, 6.00%, 11/25/2037	3,261,869	1,558,235
Series 2007-10, Class A2A, 6.50%, 11/25/2037	2,095,645	708,626
Series 2007-5, Class 2A1A, 4.03% (1 mo. Term SOFR + 0.35%), 04/25/2047	523,800	489,409
Series 2007-9, Class A2A, 6.50%, 10/25/2037	1,444,429	779,724
GSAMP Trust
Series 2004-AR1, Class M1, 4.77% (1 mo. Term SOFR + 1.09%), 06/25/2034	1,228,720	1,373,060
Series 2004-OPT, Class M1, 3.78% (1 mo. Term SOFR + 0.98%), 11/25/2034	36,860	36,014
Series 2004-WF, Class B1, 6.27% (1 mo. Term SOFR + 2.59%), 10/25/2034	176,215	180,798
Series 2004-WF, Class M3, 5.67% (1 mo. Term SOFR + 1.99%), 10/25/2034	195,487	198,961
Series 2006-S5, Class A2, 6.16%, 09/25/2036(c)	22,140,104	236,193
Series 2007-NC1, Class A2D, 4.25% (1 mo. Term SOFR + 0.57%), 12/25/2046	2,226,789	1,097,137
Series 2007-SEA1, Class M1, 5.50%, 12/25/2036(a)(c)	2,000,000	1,893,179

The accompanying notes are an integral part of these financial statements.

19

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
GSMPS Mortgage Loan Trust
Series 2005-RP1, Class 1AF, 4.14% (1 mo. Term SOFR + 0.46%), 01/25/2035(a)	$25,234	$21,853
Series 2005-RP2, Class 1AF, 4.14% (1 mo. Term SOFR + 0.46%), 03/25/2035(a)	6,177,216	5,760,233
Series 2005-RP3, Class 1AF, 4.14% (1 mo. Term SOFR + 0.46%), 09/25/2035(a)	377,389	324,209
Series 2006-RP1, Class 1AS, 0.28%, 01/25/2036(a)(b)(d)	11,012,616	98,604
GSR Mortgage Loan Trust
Series 2004-2F, Class 1A4, 5.50%, 01/25/2034	19,926	20,270
Series 2005-2F, Class 3A2, 3.96% (-1 x 1 mo. Term SOFR + 7.64%), 03/25/2035(d)(f)	397,496	74,074
Series 2005-6F, Class 3A11, 4.09% (1 mo. Term SOFR + 0.41%), 07/25/2035	412,205	358,569
Series 2005-9F, Class 1A6, 5.50%, 12/25/2035	273,905	230,885
Series 2005-AR2, Class 1A2, 4.27%, 04/25/2035(b)	428,827	378,747
Series 2005-AR2, Class 5A1, 6.56%, 04/25/2035(b)	180,604	178,143
Series 2005-AR3, Class 5A1, 6.29%, 05/25/2035(b)	744,928	634,137
Series 2005-AR3, Class 6A1, 4.11%, 05/25/2035(b)	2,329,446	1,709,030
Series 2005-AR3, Class 7A1, 3.46%, 05/25/2035(b)	375,355	319,858
Series 2005-AR6, Class B1, 5.44%, 09/25/2035(b)	78,947	68,375
Series 2006-10F, Class 4A1, 4.14% (1 mo. Term SOFR + 0.46%), 01/25/2037	1,654,845	190,852
Series 2006-3F, Class 2A3, 5.75%, 03/25/2036	353,507	318,551
Series 2006-3F, Class 2A7, 5.75%, 03/25/2036	215,966	194,611
Series 2006-3F, Class 5A1, 4.14% (1 mo. Term SOFR + 0.46%), 03/25/2036	1,289,770	150,534
Series 2006-3F, Class 5A2, 3.36% (-1 x 1 mo. Term SOFR + 7.04%), 03/25/2036(d)(f)	374,548	29,435
Series 2006-7F, Class 4A2, 6.50%, 08/25/2036	1,626,746	367,502
Series 2006-AR1, Class 2A4, 4.48%, 01/25/2036(b)	1,800,920	1,682,901
Series 2006-AR1, Class 3A1, 4.39%, 01/25/2036(b)	107,212	131,127
Series 2006-AR2, Class 1A1, 4.15% (1 mo. Term SOFR + 0.47%), 12/25/2035	42,015	36,741
Series 2006-AR2, Class 2A1, 4.06%, 04/25/2036(b)	188,113	110,169
Series 2006-AR2, Class 3A1, 5.47%, 04/25/2036(b)	466,067	261,041
Series 2007-3F, Class 3A7, 6.00%, 05/25/2037	3,291,395	2,311,244
Series 2007-3F, Class 4A1, 4.09% (1 mo. Term SOFR + 0.41%), 05/25/2037	4,340,151	657,555
Series 2007-AR1, Class 2A1, 3.96%, 03/25/2047(b)	248,090	129,582
Series 2007-OA1, Class 2A3A, 4.10% (1 mo. Term SOFR + 0.42%), 05/25/2037	659,067	363,831
Harborview Mortgage Loan Trust
Series 2004-5, Class B1, 4.84%, 06/19/2034(b)	1,202,149	1,132,238
Series 2004-7, Class 4A, 4.94%, 11/19/2034(b)	439,012	399,577
Series 2004-8, Class 2A3, 4.61% (1 mo. Term SOFR + 0.93%), 11/19/2034	171,933	157,667
Series 2005-1, Class 2A1A, 4.33% (1 mo. Term SOFR + 0.65%), 03/19/2035	139,713	135,984
Series 2005-12, Class 1A1A, 5.86% (MTA + 2.00%), 10/19/2035	424,307	194,457
Series 2005-13, Class 2A11, 4.35% (1 mo. Term SOFR + 0.67%), 02/19/2036	1,523,540	615,985
Series 2005-15, Class 3A11, 5.86% (MTA + 2.00%), 10/20/2045	2,170,661	1,635,068
Series 2005-16, Class 4A1A, 5.86% (MTA + 2.00%), 01/19/2036	962,267	343,710
Series 2005-6, Class A1B, 4.81% (6 mo. Term SOFR + 1.19%), 07/19/2045	218,946	186,915
Series 2005-7, Class 1A1, 4.68% (Ent 11th COFI Repl + 1.85%), 06/19/2045	434,836	166,520
Series 2005-8, Class 1A2A, 4.45% (1 mo. Term SOFR + 0.77%), 09/19/2035	314,531	183,050
Series 2005-9, Class B2, 4.76% (1 mo. Term SOFR + 1.09%), 06/20/2035	262,159	242,829
Series 2006-11, Class A1A, 4.13% (1 mo. Term SOFR + 0.45%), 12/19/2036	1,593,598	1,450,935

The accompanying notes are an integral part of these financial statements.

20

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2006-12, Class 2A13, 4.27% (1 mo. Term SOFR + 0.59%), 12/19/2036	$1,043,103	$1,023,549
Series 2006-5, Class 2A1A, 4.15% (1 mo. Term SOFR + 0.47%), 07/19/2046	9,906,772	5,100,782
Series 2006-6, Class 1A1A, 4.69%, 08/19/2036(b)	421,669	269,005
Series 2006-9, Class 2A1A, 4.21% (1 mo. Term SOFR + 0.53%), 11/19/2036	789,905	752,026
Series 2006-BU1, Class 2A1B, 4.29% (1 mo. Term SOFR + 0.61%), 02/19/2046	457,401	337,683
Series 2007-2, Class 2A1A, 3.95% (1 mo. Term SOFR + 0.43%), 05/25/2038	3,128,535	2,537,396
Series 2007-3, Class 2A1A, 4.19% (1 mo. Term SOFR + 0.51%), 05/19/2037	2,034,017	1,927,665
Series 2007-4, Class 2A1, 4.01% (1 mo. Term SOFR + 0.55%), 07/19/2037	274,714	268,077
Series 2007-6, Class 2A1B, 4.02% (1 mo. Term SOFR + 0.34%), 08/19/2037	4,482,454	4,037,263
Series 2007-7, Class 2A1A, 5.79% (1 mo. Term SOFR + 2.11%), 10/25/2037	208,381	197,637
HarborView Mortgage Loan Trust
Series 2005-14, Class 4A1A, 5.03%, 12/19/2035(b)	1,178,135	548,043
Series 2005-16, Class 3A1A, 4.29% (1 mo. Term SOFR + 0.61%), 01/19/2036	1,967,388	1,253,768
Series 2006-8, Class 1A1, 3.99% (1 mo. Term SOFR + 0.51%), 07/21/2036	660,590	317,078
Home Equity Asset Trust, Series 2002-5, Class M2, 6.69% (1 mo. Term SOFR + 3.01%), 05/25/2033	144,559	140,568
HOMES Trust, Series 2023-NQM1, Class A1, 6.18%, 01/25/2068(a)(c)	124,828	124,252
HSBC Asset Loan Obligation
Series 2006-2, Class 1A1, 6.00%, 12/25/2036	283,550	71,494
Series 2006-2, Class 1A7, 4.16% (1 mo. Term SOFR + 0.48%), 12/25/2036	8,274,431	1,494,464
Series 2007-WF1, Class A1, 3.91% (1 mo. Term SOFR + 0.23%), 12/25/2036	1,211,062	337,726
HSI Asset Securitization Corp.
Series 2006-HE2, Class 2A2, 4.01% (1 mo. Term SOFR + 0.33%), 12/25/2036	458,358	108,489
Series 2007-HE2, Class 2A1, 4.01% (1 mo. Term SOFR + 0.33%), 04/25/2037	161,085	79,402
Impac CMB Trust
Series 2004-11, Class 2A2, 4.53% (1 mo. Term SOFR + 0.85%), 03/25/2035	230,309	212,722
Series 2004-4, Class 2A1, 5.29%, 09/25/2034(c)	344,267	352,135
Series 2005-8, Class 1A, 4.31% (1 mo. Term SOFR + 0.63%), 02/25/2036	380,814	361,944
Series 2005-8, Class 1AM, 4.49% (1 mo. Term SOFR + 0.81%), 02/25/2036	816,086	774,570
Impac Secured Assets CMN Owner Trust
Series 2006-2, Class 1A2B, 4.13% (1 mo. Term SOFR + 0.45%), 08/25/2036	1,119,310	1,071,863
Series 2007-3, Class A1A, 4.01% (1 mo. Term SOFR + 0.33%), 09/25/2037	105,088	94,581
Series 2007-3, Class A1B, 4.27% (1 mo. Term SOFR + 0.59%), 09/25/2037	1,382,380	1,224,113
Imperial Fund Mortgage Trust
Series 2022-NQM2, Class A1, 4.64%, 03/25/2067(a)(c)	140,349	128,156
Series 2022-NQM4, Class A1, 4.77%, 06/25/2067(a)(c)	1,073,268	1,069,555
Indymac Home Equity Loan Asset-Backed Trust
Series 2001-C, Class M2, 5.97% (1 mo. Term SOFR + 2.29%), 12/25/2032	381,687	398,259
Series 2004-C, Class M5, 4.62% (1 mo. Term SOFR + 1.69%), 03/25/2035	579,288	490,252
Series 2004-C, Class M6, 4.62% (1 mo. Term SOFR + 1.99%), 03/25/2035	293,558	241,980
Series 2004-C, Class M7, 4.62% (1 mo. Term SOFR + 2.74%), 03/25/2035	184,628	154,822
Indymac IMJA Mortgage Loan Trust
Series 2007-A1, Class A3, 6.00%, 08/25/2037	2,648,172	913,615
Series 2007-A1, Class A7, 6.00%, 08/25/2037	1,373,781	474,539
Indymac IMSC Mortgage Loan Trust
Series 2007-F3, Class 2A1, 6.50%, 09/25/2037	26,566	13,387
Series 2007-HOA1, Class A11, 4.15% (1 mo. Term SOFR + 0.47%), 07/25/2047	2,569,307	1,728,369

The accompanying notes are an integral part of these financial statements.

21

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Indymac INDA Mortgage Loan Trust
Series 2006-AR2, Class 1A1, 4.25%, 09/25/2036(b)	$281,493	$173,362
Series 2006-AR2, Class 4A1, 4.16%, 09/25/2036(b)	116,447	109,374
Series 2007-AR1, Class 1A1, 3.89%, 03/25/2037(b)	283,993	205,880
Series 2007-AR1, Class 1A2, 3.89%, 03/25/2037(b)	279,813	204,157
Indymac Index Mortgage Loan Trust
Series 2004-AR9, Class B1, 3.99%, 11/25/2034(b)	420,475	353,595
Series 2005-AR11, Class A3, 3.63%, 08/25/2035(b)	135,744	98,264
Series 2005-AR12, Class 1A1, 4.31% (1 mo. Term SOFR + 0.63%), 07/25/2035	193,053	128,373
Series 2005-AR13, Class 4A1, 4.27%, 08/25/2035(b)	228,118	200,561
Series 2005-AR18, Class 1A2, 5.41% (1 mo. Term SOFR + 1.73%), 10/25/2036	605,625	242,758
Series 2005-AR23, Class 6A1, 3.71%, 11/25/2035(b)	1,631,715	1,581,174
Series 2005-AR31, Class 5A1, 4.37% (1 mo. Term SOFR + 0.69%), 01/25/2036	2,260,129	1,521,830
Series 2005-AR5, Class 4A1, 4.16%, 05/25/2035(b)	283,858	190,192
Series 2005-AR6, Class 2A1, 4.27% (1 mo. Term SOFR + 0.59%), 04/25/2035(e)	430,842	341,712
Series 2005-AR7, Class 1A1, 3.44%, 06/25/2035(b)	630,229	340,671
Series 2006-AR13, Class A2, 4.39% (1 mo. Term SOFR + 0.71%), 07/25/2036(e)	161,154	100,520
Series 2006-AR19, Class 3A1, 3.85%, 08/25/2036(b)	943,612	805,367
Series 2006-AR25, Class 4A3, 3.56%, 09/25/2036(b)	1,768,522	1,531,290
Series 2006-AR5, Class 2A1, 3.59%, 05/25/2036(b)	1,095,532	1,063,522
Series 2006-AR9, Class 3A3, 3.42%, 06/25/2036(b)	67,860	58,892
Series 2007-AR15, Class 2A1, 3.37%, 08/25/2037(b)	202,260	143,975
Series 2007-FLX2, Class A1A, 4.11% (1 mo. Term SOFR + 0.43%), 04/25/2037	645,842	577,791
Series 2007-FLX2, Class A1C, 4.17% (1 mo. Term SOFR + 0.49%), 04/25/2037	409,013	365,919
IndyMac Index Mortgage Loan Trust, Series 2006-AR37, Class 1A1, 4.23%, 02/25/2037(b)	39,591	31,350
Indymac Residential Asset Backed Trust
Series 2006-C, Class 2A, 4.05% (1 mo. Term SOFR + 0.37%), 08/25/2036	52,518	50,082
Series 2007-A, Class 1A, 4.01% (1 mo. Term SOFR + 0.33%), 04/25/2037	239,823	189,225
Series 2007-A, Class 2A2, 3.98% (1 mo. Term SOFR + 0.30%), 04/25/2037	549,245	372,573
Series 2007-A, Class 2A4B, 4.24% (1 mo. Term SOFR + 0.56%), 04/25/2037	3,710,580	1,547,176
Investment Capital Access, Inc., Series 13, Class M1, 7.88%, 12/28/2033(c)	13,147	13,127
IXIS Real Estate Capital Trust, Series 2007-HE1, Class A1, 3.85% (1 mo. Term SOFR + 0.17%), 05/25/2037	442,787	88,264
JP Morgan Alternative Loan Trust
Series 2005-S1, Class 2A11, 6.00%, 12/25/2035	10,097	6,545
Series 2006-A1, Class 2A2, 4.69%, 03/25/2036(b)	2,182,694	1,613,471
Series 2006-A2, Class 2A2, 4.51%, 05/25/2036(b)	952,335	554,519
Series 2006-A2, Class 3A1, 4.20%, 05/25/2036(b)	651,082	345,781
Series 2006-A4, Class A8, 4.02%, 09/25/2036(b)	4,581	5,704
Series 2006-A5, Class 1A1, 4.11% (1 mo. Term SOFR + 0.43%), 10/25/2036	152,645	144,816
Series 2006-A6, Class 2A6, 4.59%, 11/25/2036(b)	661,337	560,281
Series 2006-A7, Class 1A4, 4.25% (1 mo. Term SOFR + 0.57%), 12/25/2036	1,038,545	973,905
Series 2006-S1, Class 1A1, 5.50%, 03/25/2036	160,903	71,400
Series 2006-S1, Class 3A5, 5.73%, 03/25/2036(b)	26,635	29,985

The accompanying notes are an integral part of these financial statements.

22

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2006-S3, Class A6, 6.62%, 08/25/2036(c)	$97,884	$108,288
Series 2007-A1, Class 1A1B, 3.91% (1 mo. Term SOFR + 0.23%), 03/25/2037(e)	526,219	534,770
Series 2007-A2, Class 2A1, 4.67%, 05/25/2037(b)	124,381	109,149
JP Morgan Mortgage Acquisition Corp.
Series 2006-CH2, Class AF6, 6.04%, 10/25/2036(c)	528,557	309,938
Series 2007-HE1, Class AF1, 3.89% (1 mo. Term SOFR + 0.21%), 03/25/2047	547,189	369,024
JP Morgan Mortgage Trust
Series 2004-A1, Class 5A1, 6.31%, 02/25/2034(b)	50,552	51,549
Series 2004-A3, Class 1A1, 6.45%, 07/25/2034(b)	150,605	145,118
Series 2005-A1, Class 3A4, 5.29%, 02/25/2035(b)	16,335	15,842
Series 2005-A2, Class 1A1, 5.55%, 04/25/2035(b)	74,420	73,853
Series 2005-A2, Class 2A1, 3.84%, 04/25/2035(b)	76,505	64,030
Series 2005-A3, Class 6A5, 5.43%, 06/25/2035(b)	118,291	119,026
Series 2005-A5, Class 1A2, 4.72%, 08/25/2035(b)(e)	49,633	45,861
Series 2005-A8, Class 2A3, 5.20%, 11/25/2035(b)	343,379	277,527
Series 2005-ALT1, Class 2A1, 5.25%, 10/25/2035(b)	212,857	137,476
Series 2005-S3, Class 2A2, 5.50%, 01/25/2036	159,378	136,315
Series 2006-A4, Class 5A1, 4.42%, 06/25/2036(b)	104,717	69,959
Series 2006-A6, Class 3A2, 4.20%, 10/25/2036(b)	298,104	162,009
Series 2006-A7, Class 2A4R, 4.39%, 01/25/2037(b)	1,969,482	1,635,555
Series 2007-A3, Class 1A1, 4.49%, 05/25/2037(b)	401,325	336,002
Series 2007-A4, Class 1A1, 4.62%, 06/25/2037(b)	1,574,462	1,232,655
Series 2007-S3, Class 1A18, 4.29% (1 mo. Term SOFR + 0.61%), 08/25/2037	835,136	245,303
Series 2007-S3, Class 1A64, 7.50%, 08/25/2037	2,986,405	878,240
Series 2007-S3, Class 1A96, 6.00%, 08/25/2037	18,296	7,349
Series 2016-3, Class 1A10, 3.00%, 10/25/2046(a)(b)	826,384	738,086
Series 2016-4, Class A12, 3.00%, 10/25/2046(a)(b)(i)	878,125	752,999
Series 2017-4, Class A3, 3.50%, 11/25/2048(a)(b)	3,666	3,363
Series 2019-1, Class A11, 4.74% (1 mo. Term SOFR + 1.06%), 05/25/2049(a)	1,111,445	1,093,820
Series 2019-8, Class A11, 4.64% (1 mo. Term SOFR + 0.96%), 03/25/2050(a)	237,059	232,196
Series 2019-9, Class A11, 4.69% (1 mo. Term SOFR + 1.01%), 05/25/2050(a)	1,643,417	1,580,308
Series 2019-INV1, Class A11, 4.74% (1 mo. Term SOFR + 1.06%), 09/25/2049(a)	1,065,111	1,049,771
Series 2019-INV3, Class A11, 4.79% (1 mo. Term SOFR + 1.11%), 05/25/2050(a)	1,576,901	1,556,738
Series 2020-2, Class A7A, 3.00%, 07/25/2050(a)(b)	872,366	758,674
Series 2020-5, Class A11, 4.79% (1 mo. Term SOFR + 1.11%), 12/25/2050(a)	328,214	313,183
Series 2020-8, Class A11, 4.57% (30 day avg SOFR US + 0.90%), 03/25/2051(a)	580,767	548,045
Series 2021-3, Class A4, 2.50%, 07/25/2051(a)(b)	61,219	55,649
Series 2023-4, Class 1A2, 6.00%, 11/25/2053(a)(b)	183,939	185,189
Series 2024-NQM1, Class A1, 5.59%, 02/25/2064(a)(c)	3,693,475	3,706,958
Series 2025-NQM1, Class A1, 5.59%, 06/25/2065(a)(c)	4,326,089	4,343,635
JP Morgan Reremic
Series 2009-10, Class 1A1, 7.00%, 08/26/2037(a)(b)	3,868,498	1,123,915
Series 2009-11, Class 3A2, 5.95%, 01/26/2037(a)(b)(e)	4,619,316	3,669,469
Series 2014-1, Class 3A1, 3.00%, 05/26/2037(a)	325,511	318,891

The accompanying notes are an integral part of these financial statements.

23

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2014-1, Class 6A1, 2.50%, 11/26/2036(a)	$418,053	$405,108
Series 2014-2, Class 2A1, 3.00%, 03/26/2037(a)(b)	292,389	272,688
Series 2014-2, Class 2A3, 4.00%, 03/26/2037(a)(b)	541,092	296,563
Series 2014-3, Class 2A3, 5.00%, 06/26/2036(a)(b)(e)	1,006,660	1,040,383
Series 2015-1, Class 5C, 0.00%, 07/27/2036(a)(b)(d)(e)	6,252,358	2,309,465
Series 2016-1, Class A1, 2.50%, 03/25/2056(a)	203,433	198,347
Lehman Mortgage Trust
Series 2005-2, Class 2A1, 4.47% (1 mo. Term SOFR + 0.79%), 12/25/2035	3,885,451	1,829,402
Series 2005-2, Class 3A5, 5.50%, 12/25/2035	1,134,720	558,895
Series 2005-2, Class 5A2, 10.61% (-5 x 1 mo. Term SOFR + 27.53%), 12/25/2035(f)	107,479	89,707
Series 2005-2, Class AX, 5.50%, 12/25/2035(d)(e)	283,098	50,250
Series 2005-3, Class 3A1, 6.00%, 01/25/2036	5,406,136	1,158,633
Series 2006-1, Class 1A3, 5.50%, 02/25/2036	599,221	270,794
Series 2006-1, Class 3A5, 5.50%, 02/25/2036	2,169,823	1,524,222
Series 2006-2, Class 1A1, 5.72%, 04/25/2036(b)	152,954	92,770
Series 2006-3, Class 3A3, 3.36% (-1 x 1 mo. Term SOFR + 7.04%), 07/25/2036(d)(f)	4,551,624	610,787
Series 2006-4, Class 1A3, 1.61% (-1 x 1 mo. Term SOFR + 5.29%), 08/25/2036(d)(f)	645,128	50,212
Series 2006-5, Class 2A1, 4.14% (1 mo. Term SOFR + 0.46%), 09/25/2036	3,841,473	449,677
Series 2006-5, Class 2A2, Pool 2006-5, 3.36% (-1 x 1 mo. Term SOFR + 7.04%), 09/25/2036(d)(f)	18,142,934	1,506,199
Series 2006-6, Class 1A1, 4.29% (1 mo. Term SOFR + 0.61%), 10/25/2036	3,360,846	804,584
Series 2006-7, Class 1A8, 3.97% (1 mo. Term SOFR + 0.29%), 11/25/2036	2,421,583	973,211
Series 2006-7, Class 4A1, 4.04% (1 mo. Term SOFR + 0.36%), 11/25/2036	2,159,523	122,997
Series 2006-8, Class 2A2, 2.79% (-1 x 1 mo. Term SOFR + 6.47%), 12/25/2036(d)(f)	20,366,090	2,203,703
Series 2006-9, Class 1A1, 4.12% (1 mo. Term SOFR + 0.44%), 01/25/2037	2,937,268	1,404,130
Series 2006-9, Class 1A2, 4.39% (1 mo. Term SOFR + 0.71%), 01/25/2037	1,106,927	554,323
Series 2006-9, Class 1A3, 4.12% (1 mo. Term SOFR + 0.44%), 01/25/2037	3,356,597	1,604,585
Series 2007-1, Class 2A3, 2.84% (-1 x 1 mo. Term SOFR + 6.52%), 02/25/2037(d)(f)	9,741,835	1,159,943
Series 2007-1, Class 3A1, 4.04% (1 mo. Term SOFR + 0.36%), 02/25/2037	2,184,311	275,804
Series 2007-1, Class 3A2, 3.46% (-1 x 1 mo. Term SOFR + 7.14%), 02/25/2037(d)(f)	13,302,456	1,375,745
Series 2007-2, Class 1A1, 5.75%, 02/25/2037	1,015,470	652,297
Series 2007-4, Class 2A3, 4.12% (1 mo. Term SOFR + 0.44%), 05/25/2037	5,445,245	1,044,073
Series 2007-5, Class 10A4, 4.20% (1 mo. Term SOFR + 0.52%), 06/25/2037	3,105,131	676,522
Series 2007-5, Class 4A2, 4.11% (1 mo. Term SOFR + 0.43%), 08/25/2036	346,932	213,706
Series 2007-5, Class 4A3, 17.32% (-6 x 1 mo. Term SOFR + 39.39%), 08/25/2036(f)	110,634	148,107
Series 2007-6, Class 1A7, 6.00%, 07/25/2037	49,260	43,633
Series 2007-7, Class 1A1, 4.29% (1 mo. Term SOFR + 0.61%), 08/25/2037	1,936,561	818,558
Series 2008-2, Class 1A1, 6.00%, 03/25/2038	297,290	67,540
Series 2008-2, Class 1A11, 6.00%, 03/25/2038	6,734,024	1,529,862
Series 2008-3, Class A1, 4.16% (1 mo. Term SOFR + 0.48%), 02/25/2037	40,219,429	8,627,771

The accompanying notes are an integral part of these financial statements.

24

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2008-4, Class A1, 4.17% (1 mo. Term SOFR + 0.49%), 01/25/2037	$7,685,379	$2,025,984
LEHMAN MTG TR 2006-4 4-A1 20210825 6.00000, 6.00%, 10/15/2027	144,900	92,674
Lehman XS Trust
Series 2005-10, Class 1A1, 4.31% (1 mo. Term SOFR + 0.63%), 01/25/2036	996,630	865,431
Series 2005-3, Class 1M1, 4.54% (1 mo. Term SOFR + 0.86%), 09/25/2035	4,156,512	4,114,007
Series 2005-7N, Class 1A1B, 4.39% (1 mo. Term SOFR + 0.71%), 12/25/2035	174,531	145,384
Series 2005-8, Class 2A4A, 6.19%, 12/25/2035(c)	26,702	30,282
Series 2006-10N, Class 1A4A, 4.39% (1 mo. Term SOFR + 0.71%), 07/25/2046	483,586	383,023
Series 2006-10N, Class 2A1, 4.03% (1 mo. Term SOFR + 0.35%), 05/25/2046	239,329	244,471
Series 2006-12N, Class A31A, 4.19% (1 mo. Term SOFR + 0.51%), 08/25/2046	47,713	51,561
Series 2006-17, Class WF41, 6.23%, 11/25/2036(c)	217,996	213,220
Series 2006-GP2, Class 1A5A, 4.21% (1 mo. Term SOFR + 0.53%), 06/25/2046	40,907	40,121
Series 2007-10H, Class 2A2, 7.50%, 07/25/2037	339,805	315,541
Series 2007-14H, Class A22, 4.59% (1 mo. Term SOFR + 0.91%), 07/25/2047	2,515,384	2,393,022
Series 2007-15N, Class 2A1, 4.29% (1 mo. Term SOFR + 0.61%), 08/25/2037	22,417	22,151
Series 2007-16N, Class 2A2, 5.49% (1 mo. Term SOFR + 1.81%), 09/25/2047	6,758,408	6,257,148
Series 2007-3, Class 1BA1, 4.11% (1 mo. Term SOFR + 0.43%), 03/25/2037	260,084	248,984
Series 2007-3, Class 1BA2, 4.55% (6 mo. Term SOFR + 0.93%), 03/25/2037	227,598	237,868
Series 2007-6, Class 1A1, 5.30% (6 mo. Term SOFR + 1.68%), 05/25/2037	460,015	382,116
Long Beach Mortgage Loan Trust
Series 2004-2, Class A1, 4.23% (1 mo. Term SOFR + 0.55%), 06/25/2034	2,149,057	2,100,394
Series 2004-4, Class M1, 4.69% (1 mo. Term SOFR + 1.01%), 10/25/2034	20,340	19,866
Series 2006-A, Class A1, 3.97% (1 mo. Term SOFR + 0.29%), 05/25/2036	971,811	15,469
Luminent Mortgage Trust
Series 2006-3, Class 12A1, 4.21% (1 mo. Term SOFR + 0.53%), 05/25/2036	73,353	66,425
Series 2006-7, Class 2A1, 4.13% (1 mo. Term SOFR + 0.45%), 12/25/2036	2,721,044	2,435,020
Master Resecuritization Trust, Series 2008-1, Class A1, 6.00%, 09/27/2037(a)(b)(e)	385,864	256,117
Mastr Adjustable Rate Mortgages Trust
Series 2004-13, Class 3A7, 5.60%, 11/21/2034(b)	167,376	166,833
Series 2004-4, Class 2A3, 5.92%, 05/25/2034(b)	172,337	165,632
Series 2004-6, Class 4A6, 5.90%, 07/25/2034(b)	66,871	66,862
Series 2005-6, Class 5A1, 3.41%, 07/25/2035(b)	164,259	148,751
Series 2005-6, Class 7A1, 6.60%, 06/25/2035(b)	148	148
Series 2005-7, Class 3A1, 3.42%, 09/25/2035(b)	355,125	212,467
Series 2006-2, Class 2A1, 6.54%, 04/25/2036(b)	57,792	25,473
Series 2007-3, Class 22A5, 4.47% (1 mo. Term SOFR + 0.79%), 05/25/2047	3,218,162	2,702,116
MASTR Alternative Loans Trust
Series 2003-6, Class B1, 5.69%, 09/25/2033(b)	263,476	249,259
Series 2004-13, Class 10A3, 5.75%, 01/25/2035	1,677,491	1,402,821
Series 2004-4, Class 1A1, 5.50%, 05/25/2034	15,400	15,105
Series 2005-4, Class 5A1, 6.00%, 05/25/2035	526,725	465,247
Series 2005-5, Class 3A1, 5.75%, 08/25/2035	4,180,836	1,755,949
Series 2005-6, Class 2A1, 4.24% (1 mo. Term SOFR + 0.56%), 12/25/2035	3,482,811	546,778
Series 2006-1, Class A2, 4.49% (1 mo. Term SOFR + 0.81%), 02/25/2036	1,864,499	543,176
Series 2006-2, Class 2A1, 4.19% (1 mo. Term SOFR + 0.51%), 03/25/2036	237,700	18,906
Series 2006-3, Class 2A2, 6.75%, 07/25/2036	1,065,125	388,613

The accompanying notes are an integral part of these financial statements.

25

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2007-1, Class 2A15, 4.16% (1 mo. Term SOFR + 0.48%), 10/25/2036	$2,576,539	$524,828
Series 2007-1, Class 2A7, 6.00%, 10/25/2036	979,487	264,857
Series 2007-HF1, Class 1A1, 3.84%, 10/25/2047(b)	578,404	493,030
Mastr Asset Backed Securities Trust
Series 2006-AM2, Class A3, 4.13% (1 mo. Term SOFR + 0.45%), 06/25/2036	467,839	439,727
Series 2006-FRE2, Class A5, 4.27% (1 mo. Term SOFR + 0.59%), 03/25/2036	215,198	127,003
MASTR Asset Securitization Trust
Series 2004-3, Class 4A10, 5.50%, 03/25/2034	373,996	287,226
Series 2004-4, Class 1A7, 5.25%, 12/26/2033	160,382	157,152
Series 2006-2, Class 1A14, 6.00%, 06/25/2036	544,943	287,255
Mastr Seasoned Securities Trust, Series 2005-1, Class 4A1, 6.37%, 10/25/2032(b)	188,931	184,080
Mastr Specialized Loan Trust, Series 2005-2, Class M4, 6.06% (1 mo. Term SOFR + 2.38%), 07/25/2035(a)	901,537	1,001,785
Mellon Residential Funding Corp.
Series 1999-TBC3, Class A2, 4.39%, 10/20/2029(b)	299,455	292,014
Series 2000-TBC2, Class A1, 4.27% (1 mo. Term SOFR + 0.59%), 06/15/2030	104,305	102,699
Series 2000-TBC3, Class A1, 4.23% (1 mo. Term SOFR + 0.55%), 12/15/2030	70,828	69,468
Meritage Mortgage Loan Trust, Series 2004-1, Class M1, 4.54% (1 mo. Term SOFR + 0.86%), 07/25/2034(e)	240,956	226,951
Merrill Lynch Alternative Note Asset
Series 2007-A1, Class A2C, 4.25% (1 mo. Term SOFR + 0.57%), 01/25/2037	3,525,869	1,043,652
Series 2007-A3, Class A2B, 4.21% (1 mo. Term SOFR + 0.53%), 04/25/2037	1,192,912	436,138
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-5, Class 1A, 5.49% (1 mo. Term SOFR + 1.81%), 10/25/2037	2,612,346	1,591,047
Merrill Lynch Mortgage Backed Securities Trust
Series 2007-2, Class 1A1, 5.92% (1 yr. CMT Rate + 2.40%), 08/25/2036	410,789	353,392
Series 2007-3, Class 2A1, 4.60%, 06/25/2037(b)	860,806	491,265
Merrill Lynch Mortgage Investors, Inc.
Series 2003-HE1, Class M1, 4.84% (1 mo. Term SOFR + 1.16%), 07/25/2034	39,126	38,985
Series 2004-A4, Class A2, 5.11%, 08/25/2034(b)	156,785	150,430
Series 2005-A10, Class A, 4.21% (1 mo. Term SOFR + 0.53%), 02/25/2036	1,823,029	1,806,242
Series 2005-A5, Class A3, 4.80%, 06/25/2035(b)	245,067	241,418
Series 2005-A6, Class M1, 4.51% (1 mo. Term SOFR + 0.83%), 08/25/2035	472,409	443,766
Series 2005-A9, Class 2A1E, 5.56%, 12/25/2035(b)	156,339	150,551
Series 2006-AR1, Class A1, 4.12% (1 mo. Term SOFR + 0.44%), 03/25/2037(a)	458,626	143,801
Series 2006-RM3, Class A1B, 4.17% (1 mo. Term SOFR + 0.49%), 06/25/2037	5,939,596	157,515
MFRA Trust
Series 2023-INV2, Class A1, 6.78%, 10/25/2058(a)(c)	237,757	239,145
Series 2023-NQM4, Class A1, 6.11%, 12/25/2068(a)(c)	642,714	645,867
Series 2024-NQM1, Class A2, 6.83%, 03/25/2069(a)(c)	4,658,851	4,700,770
Series 2025-NQM3, Class A1, 5.26%, 08/25/2070(a)(c)	137,900	137,747
MLCC Mortgage Investors, Inc.
Series 2003-A, Class 2A1, 4.57% (1 mo. Term SOFR + 0.89%), 03/25/2028	11,877	10,901
Series 2003-C, Class A1, 4.45% (1 mo. Term SOFR + 0.77%), 06/25/2028	196,229	181,606
Series 2003-D, Class A, 4.41% (1 mo. Term SOFR + 0.73%), 08/25/2028	180,292	165,610
Series 2003-E, Class A1, 4.41% (1 mo. Term SOFR + 0.73%), 10/25/2028	72,419	68,157
Series 2003-F, Class A3, 5.81%, 10/25/2028(b)	75,507	74,817

The accompanying notes are an integral part of these financial statements.

26

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2003-H, Class A1, 4.43% (1 mo. Term SOFR + 0.75%), 01/25/2029	$184,790	$161,783
Series 2004-A, Class B1, 4.54% (1 mo. Term SOFR + 0.86%), 04/25/2029	51,704	31,043
Series 2004-G, Class A1, 4.35% (1 mo. Term SOFR + 0.67%), 01/25/2030	20,536	19,451
Series 2005-3, Class 2A, 5.16%, 11/25/2035(b)	8,949	8,750
Series 2006-1, Class 2A1, 5.17%, 02/25/2036(b)	218,714	214,806
Series 2006-2, Class 2A, 5.62%, 05/25/2036(b)	22,807	22,672
Series 2006-3, Class 2A1, 5.73%, 10/25/2036(b)	572,561	480,855
Morgan Stanley ABS Capital I, Inc.
Series 2003-NC8, Class B1, 9.19% (1 mo. Term SOFR + 5.51%), 09/25/2033	88,205	104,547
Series 2004-HE6, Class M2, 4.69% (1 mo. Term SOFR + 1.01%), 08/25/2034	90,207	90,191
Series 2004-HE6, Class M3, 4.77% (1 mo. Term SOFR + 1.09%), 08/25/2034	57,709	55,567
Series 2004-NC5, Class M1, 4.69% (1 mo. Term SOFR + 1.01%), 05/25/2034	874,365	853,237
Series 2005-HE1, Class A2SS, 4.33% (1 mo. Term SOFR + 0.65%), 12/25/2034	488,286	468,029
Series 2005-HE1, Class M1, 4.47% (1 mo. Term SOFR + 0.79%), 12/25/2034	116,014	115,194
Series 2005-HE1, Class M2, 4.50% (1 mo. Term SOFR + 0.82%), 12/25/2034	216,439	216,389
Series 2005-NC1, Class M5, 4.89% (1 mo. Term SOFR + 1.21%), 01/25/2035(e)	57,900	54,716
Series 2006-HE6, Class A2FP, 3.91% (1 mo. Term SOFR + 0.23%), 09/25/2036	152,871	52,095
Series 2007-HE7, Class A2C, 5.04% (1 mo. Term SOFR + 1.36%), 07/25/2037	2,105,000	1,878,259
Morgan Stanley Home Equity Loan Trust, Series 2006-3, Class A3, 4.11% (1 mo. Term SOFR + 0.43%), 04/25/2036	454,201	311,755
Morgan Stanley Mortgage Loan Trust
Series 2004-5AR, Class 2A, 4.76%, 07/25/2034(b)	129,362	120,964
Series 2005-10, Class 1A1, 4.49% (1 mo. Term SOFR + 0.81%), 12/25/2035	328,049	185,115
Series 2005-10, Class 1A5, 5.75%, 12/25/2035	22,784	14,103
Series 2005-4, Class 4A, 4.52%, 08/25/2035(b)	34,437	14,969
Series 2005-6AR, Class 3A2, 5.20%, 11/25/2035(b)	521,979	457,930
Series 2005-7, Class 7A6, 5.50%, 11/25/2035	106,307	92,430
Series 2005-9AR, Class 2A, 4.87%, 12/25/2035(b)	523,406	488,762
Series 2006-11, Class 2A1, 6.00%, 08/25/2036	474,757	185,892
Series 2006-16AX, Class 1A, 4.13% (1 mo. Term SOFR + 0.45%), 11/25/2036	2,748,478	409,389
Series 2006-16AX, Class 2A2, 4.13% (1 mo. Term SOFR + 0.45%), 11/25/2036	4,669,019	1,270,513
Series 2006-17XS, Class A6, 6.08%, 10/25/2046(c)	2,090,462	461,821
Series 2006-1AR, Class 1A1, 4.07% (1 mo. Term SOFR + 0.39%), 02/25/2036	2,222,885	1,258,163
Series 2006-2, Class 6A, 6.50%, 02/25/2036	347,485	133,813
Series 2006-3AR, Class 2A3, 4.45%, 03/25/2036(b)	586,246	307,715
Series 2006-7, Class 4A2, 4.54% (1 mo. Term SOFR + 0.86%), 06/25/2036	2,874,284	928,177
Series 2006-7, Class 5A2, 5.96%, 06/25/2036(b)	858,156	222,930
Series 2006-8AR, Class 3A, 4.22%, 06/25/2036(b)	517,881	371,859
Series 2006-8AR, Class 3B1, 5.72%, 06/25/2036(b)	11,089	7,851
Series 2006-8AR, Class 4A2, 6.00%, 06/25/2036(b)	8,496	7,668
Series 2007-10XS, Class A19, 6.00%, 02/25/2037(b)	549,283	182,736
Series 2007-14AR, Class 3A3, 4.27%, 10/25/2037(b)	314,431	299,169
Series 2007-15AR, Class 1A1, 3.80%, 11/25/2037(b)	1,359,836	1,140,772
Series 2007-1XS, Class 2A4A, 6.58%, 09/25/2046(c)	5,348,588	1,318,316
Series 2007-2AX, Class 2A1, 3.97% (1 mo. Term SOFR + 0.29%), 12/25/2036	841,636	280,696
Series 2007-6XS, Class 2A5S, 6.50%, 02/25/2047(c)	1,655,815	515,942
Series 2007-7AX, Class 2A1, 4.03% (1 mo. Term SOFR + 0.35%), 04/25/2037	9,786,208	2,539,810

The accompanying notes are an integral part of these financial statements.

27

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2007-7AX, Class 2A3, 4.51% (1 mo. Term SOFR + 0.83%), 04/25/2037	$192,833	$50,259
Series 2007-7AX, Class 2A4, 4.43% (1 mo. Term SOFR + 0.75%), 04/25/2037	10,923,871	419,720
Series 2007-7AX, Class 2A6, 4.43% (1 mo. Term SOFR + 0.75%), 04/25/2037	2,743,559	105,414
Series 2007-8XS, Class A1, 5.75%, 04/25/2037(b)	1,708,514	804,885
Morgan Stanley Reremic Trust
Series 2010-R3, Class 3C, 4.27% (1 mo. Term SOFR + 0.35%), 06/26/2036(a)	5,644,936	4,943,317
Series 2010-R5, Class 3B, 3.07%, 03/26/2037(a)(c)	221,146	232,980
Series 2013-R3, Class 6B2, 4.11%, 12/26/2036(a)(b)	289,541	257,330
Series 2015-R2, Class 1B, 3.99% (MTA + 0.71%), 12/27/2046(a)	788,114	722,795
Morgan Stanley Residential Mortgage Loan Trust
Series 2024-3, Class A2, 6.00%, 07/25/2054(a)(b)	147,896	147,904
Series 2024-NQM2, Class A1, 6.39%, 05/25/2069(a)(c)	2,035,679	2,053,097
Series 2025-NQM8, Class A1, 4.96%, 09/25/2070(a)(b)	3,416,882	3,409,732
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class B15, 4.12% (1 mo. Term SOFR + 0.45%), 04/16/2036(a)	4,618,805	3,686,517
MortgageIT Trust
Series 2005-3, Class A1, 4.39% (1 mo. Term SOFR + 0.71%), 08/25/2035	51,102	51,367
Series 2006-1, Class 1A1, 4.25% (1 mo. Term SOFR + 0.57%), 04/25/2036	228,019	220,405
New Century Alternative Mortgage Loan Trust, Series 2006-ALT2, Class AF3, 4.49%, 10/25/2036(b)	1,494,625	260,032
New Century Home Equity Loan Trust
Series 2003-A, Class A, 3.66% (1 mo. Term SOFR + 0.83%), 10/25/2033(a)	349,397	360,515
Series 2004-2, Class A4, 4.89% (1 mo. Term SOFR + 1.21%), 08/25/2034	277,422	277,807
Series 2005-A, Class A5, 4.58%, 08/25/2035(c)	1,346,047	1,210,728
Series 2006-S1, Class A1, 4.13% (1 mo. Term SOFR + 0.45%), 03/25/2036	10,268,381	203,578
New Residential Mortgage Loan Trust 2023-NQM1
Series 2025-NQM4, Class A1, 5.35%, 07/25/2065(a)(b)	5,179,630	5,183,072
Series 2025-NQM6, Class A1, 5.09%, 10/25/2065(a)(b)	1,700,096	1,695,865
New York Mortgage Trust, Series 2006-1, Class 2A2, 4.58%, 05/25/2036(b)	24,811	20,162
Nomura Asset Acceptance Corp.
Series 2006-AR4, Class A1A, 4.13% (1 mo. Term SOFR + 0.45%), 12/25/2036	165,727	152,638
Series 2007-1, Class 1A1A, 6.50%, 03/25/2047(c)	683,229	623,329
Series 2007-1, Class 1A3, 6.46%, 03/25/2047(c)	223,831	209,766
Series 2007-2, Class A1B, 6.02%, 06/25/2037(b)	936,323	831,872
Nomura Home Equity Loan Inc, Series 2006-AF1, Class A1, 6.53%, 10/25/2036(c)	1,392,865	233,432
Nomura Resecuritization Trust
Series 2011-4RA, Class 3A10, 4.49%, 12/26/2035(a)(b)	2,512,540	794,615
Series 2014-1R, Class 1A13, 1.63% (1 mo. Term SOFR + 0.27%), 10/26/2036(a)(e)	1,297,518	1,055,531
Series 2015-10R, Class 1A2, 1.20%, 12/25/2036(a)(b)(i)	1,347,990	1,097,915
Novastar Home Equity Loan
Series 2003-1, Class A2, 4.57% (1 mo. Term SOFR + 0.89%), 05/25/2033	9,867	9,801
Series 2006-3, Class A2C, 4.11% (1 mo. Term SOFR + 0.43%), 10/25/2036	4,111,232	1,872,017
Series 2006-5, Class A2B, 4.03% (1 mo. Term SOFR + 0.35%), 11/25/2036	910,200	272,612
Oakwood Mortgage Investors, Inc.
Series 1997-A, Class B1, 7.45%, 05/15/2027	11,314	10,886
Series 1999-C, Class A2, 7.48%, 08/15/2027	808,449	560,035
Series 1999-D, Class M1, 8.00%, 11/15/2029(b)	937,032	982,443

The accompanying notes are an integral part of these financial statements.

28

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
OBX 2024-NQM4 Trust
Series 2024-NQM8, Class A1, 6.23%, 05/25/2064(a)(c)	$2,093,661	$2,111,184
Series 2024-NQM9, Class A1, 6.03%, 01/25/2064(a)(c)	2,270,387	2,286,919
Onslow Bay Mortgage Loan Trust
Series 2023-NQM3, Class A1, 5.95%, 02/25/2063(a)(c)	16,766,614	16,711,093
Series 2023-NQM6, Class A1, 6.52%, 07/25/2063(a)(c)	204,852	205,066
Series 2023-NQM9, Class A1, 7.16%, 10/25/2063(a)(c)	1,165,033	1,173,592
Series 2024-NQM1, Class A1, 5.93%, 11/25/2063(a)(c)	612,412	614,241
Series 2024-NQM13, Class A1, 5.12%, 06/25/2064(a)	119,226	119,113
Series 2024-NQM14, Class A1, 4.94%, 09/25/2064(a)(c)	542,734	541,501
Series 2024-NQM15, Class A1, 5.32%, 10/25/2064(a)(c)	517,510	518,877
Series 2024-NQM18, Class A1, 5.41%, 10/25/2064(a)(b)	3,255,659	3,263,382
Series 2024-NQM2, Class A1, 5.88%, 12/25/2063(a)(c)	15,691,216	15,743,498
Series 2024-NQM6, Class A1, 6.45%, 02/25/2064(a)(c)	772,823	780,016
Series 2025-NQM3, Class A1, 5.65%, 12/01/2064(a)(c)	299,162	300,794
Option One Mortgage Loan Trust, Series 2007-FXD1, Class 1A1, 5.87%, 01/25/2037(c)	1,652,832	1,416,587
Origen Manufactured Housing, Series 2002-A, Class M2, 8.85%, 05/15/2032(b)	148,717	150,747
Ownit Mortgage Loan Asset Backed Certificates
Series 2006-5, Class A2C, 4.09% (1 mo. Term SOFR + 0.41%), 07/25/2037	716,699	667,684
Series 2006-6, Class A2C, 4.11% (1 mo. Term SOFR + 0.43%), 09/25/2037	1,261,145	553,735
PHH Alternative Mortgage Trust
Series 2007-2, Class 1A4, 4.39% (1 mo. Term SOFR + 0.71%), 05/25/2037	630,077	572,043
Series 2007-2, Class 2A2, 6.00%, 05/25/2037	1,524,689	1,338,173
Series 2007-2, Class 3A1, 6.00%, 05/25/2037	195,391	181,478
PHH Mortgage Capital LLC, Series 2007-3, Class A3, 4.43%, 06/18/2037(b)	6,591	6,515
Popular ABS, Inc., Series 2004-3, Class M2, 3.71%, 07/25/2034(c)	667,699	566,908
Prime Mortgage Trust
Series 2005-4, Class 1A2, 5.00%, 10/25/2026	105,170	101,537
Series 2005-4, Class 2A9, 5.50%, 10/25/2035	72,878	66,233
Series 2006-1, Class 3A1, 4.14% (1 mo. Term SOFR + 0.46%), 06/25/2036	1,086,662	799,533
Series 2006-1, Class 3A2, 3.36% (-1 x 1 mo. Term SOFR + 7.04%), 06/25/2036(d)(f)	1,086,662	149,122
Series 2006-2, Class 1A21, 4.12% (1 mo. Term SOFR + 0.44%), 11/25/2036	1,474,722	1,353,786
Series 2006-DR1, Class 2A1, Pool DR12A1, 5.50%, 05/25/2035(a)	6,644,852	6,159,660
Series 2006-DR1, Class 2A2, 6.00%, 05/25/2035(a)	3,591,511	3,042,906
Series 2007-1, Class A2, 6.00%, 03/25/2037	1,849,623	1,658,238
PRKCM Trust, Series 2022-AFC2, Class A1, 5.34%, 08/25/2057(a)(b)	342,765	341,746
PRPM LLC
Series 2023-NQM2, Class A1, 6.25%, 08/25/2068(a)(c)	705,391	706,404
Series 2024-NQM2, Class A1, 6.33%, 06/25/2069(a)(c)	66,350	66,934
Series 2024-NQM4, Class A1, 5.67%, 12/26/2069(a)(c)	822,672	825,576
Series 2025-NQM1, Class A1, 5.80%, 11/25/2069(a)(c)	9,470,497	9,520,713
Series 2025-NQM3, Class A1, 0.00%, 05/25/2070(a)(b)	2,129,801	2,137,291
RAAC Series
Series 2005-SP1, Class 1A1, 5.00%, 09/25/2034	83,328	81,833
Series 2005-SP2, Class 2A, 4.39% (1 mo. Term SOFR + 0.71%), 06/25/2044	559,436	519,548

The accompanying notes are an integral part of these financial statements.

29

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
RALI Trust
Series 2004-QA6, Class NB1, 2.00%, 12/26/2034(b)	$467,803	$187,450
Series 2005-QA7, Class A1, 4.56%, 07/25/2035(b)	1,762,265	1,286,917
Series 2005-QA8, Class CB21, 5.10%, 07/25/2035(b)	717,930	355,688
Series 2005-QA9, Class CB11, 4.47%, 08/25/2035(b)	85,621	77,092
Series 2005-QO1, Class A1, 4.09% (1 mo. Term SOFR + 0.41%), 08/25/2035	1,520,752	1,035,639
Series 2005-QS10, Class 3A1, 4.29% (1 mo. Term SOFR + 0.61%), 08/25/2035	247,859	166,771
Series 2005-QS10, Class 3A2, 1.21% (-1 x 1 mo. Term SOFR + 4.89%), 08/25/2035(d)(f)	247,859	12,622
Series 2005-QS10, Class 3A3, 5.50%, 08/25/2035	1,175,160	848,092
Series 2005-QS11, Class A3, 1.21% (-1 x 1 mo. Term SOFR + 4.89%), 07/25/2035(d)(f)	344,058	18,919
Series 2005-QS12, Class A11, 9.43% (-11 x 1 mo. Term SOFR + 49.89%), 08/25/2035(f)	70,396	68,544
Series 2005-QS12, Class A8, 4.14% (1 mo. Term SOFR + 0.46%), 08/25/2035	2,482,780	1,996,464
Series 2005-QS13, Class 2A3, 5.75%, 09/25/2035	1,602,126	1,370,149
Series 2005-QS14, Class 2A1, 6.00%, 09/25/2035	3,345,530	959,232
Series 2005-QS14, Class 3A3, 6.00%, 09/25/2035	1,597,103	1,418,280
Series 2005-QS16, Class A1, 4.49% (1 mo. Term SOFR + 0.81%), 11/25/2035	781,751	647,838
Series 2005-QS16, Class A2, 1.01% (-1 x 1 mo. Term SOFR + 4.69%), 11/25/2035(d)(f)	781,616	27,682
Series 2005-QS7, Class A1, 5.50%, 06/25/2035	1,177,594	1,000,336
Series 2006-QA3, Class A2, 4.39% (1 mo. Term SOFR + 0.71%), 04/25/2036	1,626,204	1,460,735
Series 2006-QA5, Class 1A1, 4.15% (1 mo. Term SOFR + 0.47%), 07/25/2036	4,411,735	1,367,008
Series 2006-QA5, Class 1A3, 4.23% (1 mo. Term SOFR + 0.55%), 07/25/2036	25,467	7,928
Series 2006-QA6, Class A1, 4.17% (1 mo. Term SOFR + 0.49%), 07/25/2036	219,906	206,571
Series 2006-QA9, Class A1, 4.15% (1 mo. Term SOFR + 0.47%), 11/25/2036	44,520	22,050
Series 2006-QO10, Class A1, 4.11% (1 mo. Term SOFR + 0.43%), 01/25/2037	2,971,497	2,716,719
Series 2006-QO2, Class A1, 4.23% (1 mo. Term SOFR + 0.55%), 02/25/2046	7,163,433	1,160,779
Series 2006-QO4, Class 2A1, 4.17% (1 mo. Term SOFR + 0.49%), 04/25/2046	1,010,864	967,783
Series 2006-QO5, Class 2A1, 4.17% (1 mo. Term SOFR + 0.49%), 05/25/2046	407,924	380,907
Series 2006-QO6, Class A1, 4.15% (1 mo. Term SOFR + 0.47%), 06/25/2046	9,630,290	1,921,614
Series 2006-QO6, Class A2, 4.25% (1 mo. Term SOFR + 0.57%), 06/25/2046	2,769,454	565,882
Series 2006-QO7, Class 1A1, 4.66% (MTA + 0.80%), 09/25/2046	879,924	736,577
Series 2006-QO7, Class 3A2, 4.20% (1 mo. Term SOFR + 0.52%), 09/25/2046	354,190	359,703
Series 2006-QS1, Class A6, 13.78% (-8 x 1 mo. Term SOFR + 41.98%), 01/25/2036(f)	54,922	58,456
Series 2006-QS12, Class 2A15, 4.29% (1 mo. Term SOFR + 0.61%), 09/25/2036	1,054,099	776,299
Series 2006-QS12, Class 2A18, 5.75%, 09/25/2036	209,378	167,473
Series 2006-QS13, Class 1A10, 6.00%, 09/25/2036	445,674	356,571
Series 2006-QS15, Class A3, 6.50%, 10/25/2036	93,300	81,675
Series 2006-QS16, Class A9, 6.00%, 11/25/2036	81,717	65,301
Series 2006-QS17, Class A2, 2.86% (-1 x 1 mo. Term SOFR + 6.54%), 12/25/2036(d)(f)	1,351,480	152,144
Series 2006-QS18, Class 2A1, 4.24% (1 mo. Term SOFR + 0.56%), 12/25/2036	14,494,895	10,653,071
Series 2006-QS2, Class 1A10, 4.29% (1 mo. Term SOFR + 0.61%), 02/25/2036	2,488,965	1,949,761
Series 2006-QS2, Class 1A14, 4.49% (1 mo. Term SOFR + 0.81%), 02/25/2036	431,540	342,222

The accompanying notes are an integral part of these financial statements.

30

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2006-QS2, Class 1A17, 4.27% (1 mo. Term SOFR + 0.59%), 02/25/2036	$3,272,511	$2,560,370
Series 2006-QS2, Class 1A2, 4.29% (1 mo. Term SOFR + 0.61%), 02/25/2036	1,244,841	975,161
Series 2006-QS2, Class 1A7, 6.00%, 02/25/2036(d)	194,595	32,537
Series 2006-QS3, Class 1A9, 1.81% (-1 x 1 mo. Term SOFR + 5.49%), 03/25/2036(d)(f)	432,072	29,596
Series 2006-QS3, Class 2AP, 0.00%, 03/25/2036(g)	417,987	208,578
Series 2006-QS4, Class A12, 4.29% (1 mo. Term SOFR + 0.61%), 04/25/2036	1,637,213	1,211,615
Series 2006-QS4, Class A2, 6.00%, 04/25/2036	354,627	288,920
Series 2006-QS4, Class A8, 8.00% (-790 x 1 mo. Term SOFR + 5,052.56%), 04/25/2036(f)	104,441	87,391
Series 2006-QS6, Class 1A1, 6.00%, 06/25/2036	378,878	310,535
Series 2006-QS6, Class 1A11, 4.49% (1 mo. Term SOFR + 0.81%), 06/25/2036	1,143,139	876,373
Series 2006-QS6, Class 1A13, 6.00%, 06/25/2036	451,961	370,459
Series 2006-QS6, Class 1A15, 6.00%, 06/25/2036	329,373	269,977
Series 2006-QS6, Class 1A5, 5.75%, 06/25/2036	179,922	145,315
Series 2006-QS6, Class 1A9, 4.39% (1 mo. Term SOFR + 0.71%), 06/25/2036	1,825,952	1,390,747
Series 2006-QS7, Class A3, 6.00%, 06/25/2036	205,686	163,836
Series 2006-QS7, Class A5, 1.81% (-1 x 1 mo. Term SOFR + 5.49%), 06/25/2036(d)(f)	1,355,952	96,760
Series 2006-QS8, Class A4, 4.24% (1 mo. Term SOFR + 0.56%), 08/25/2036	1,167,725	904,719
Series 2006-QS9, Class 1A1, 4.19% (1 mo. Term SOFR + 0.51%), 07/25/2036	308,664	222,397
Series 2006-QS9, Class 1A4, 6.00%, 07/25/2036	177,855	142,878
Series 2006-QS9, Class 1A8, 4.44% (1 mo. Term SOFR + 0.76%), 07/25/2036	632,714	463,288
Series 2007-QH8, Class A, 4.79%, 10/25/2037(b)	895,673	712,858
Series 2007-QH9, Class A1, 3.97%, 11/25/2037(b)	303,974	256,369
Series 2007-QS1, Class 1A1, 6.00%, 01/25/2037	221,352	176,228
Series 2007-QS1, Class 1A2, 1.66% (-1 x 1 mo. Term SOFR + 5.34%), 01/25/2037(d)(f)	4,560,035	342,254
Series 2007-QS1, Class 1A5, 4.34% (1 mo. Term SOFR + 0.66%), 01/25/2037	2,672,968	1,976,537
Series 2007-QS1, Class 2A10, 6.00%, 01/25/2037	1,203,752	919,437
Series 2007-QS1, Class 2A2, 4.15% (1 mo. Term SOFR + 0.47%), 01/25/2037	500,909	339,556
Series 2007-QS1, Class 2A9, 2.91% (-1 x 1 mo. Term SOFR + 6.59%), 01/25/2037(d)(f)	1,159,000	158,827
Series 2007-QS1, Class 2AP, 0.00%, 01/25/2037(g)	699,890	295,172
Series 2007-QS10, Class A1, 6.50%, 09/25/2037	13,609	11,231
Series 2007-QS2, Class A3, 6.00%, 01/25/2037	284,644	228,913
Series 2007-QS3, Class A3, 6.25%, 02/25/2037	1,086,062	899,863
Series 2007-QS4, Class 2A4, 4.13% (1 mo. Term SOFR + 0.45%), 03/25/2037	6,784,644	1,171,158
Series 2007-QS4, Class 4A1, 4.19% (1 mo. Term SOFR + 0.51%), 03/25/2037	2,033,792	425,663
Series 2007-QS5, Class A1, 5.50%, 03/25/2037	741,010	612,022
Series 2007-QS6, Class A13, 23.39% (-8 x 1 mo. Term SOFR + 54.05%), 04/25/2037(f)	76,671	111,587
Series 2007-QS6, Class A2, 23.97% (-8 x 1 mo. Term SOFR + 54.63%), 04/25/2037(f)	177,084	262,183
Series 2007-QS6, Class A77, 24.22% (-8 x 1 mo. Term SOFR + 54.88%), 04/25/2037(f)	49,609	74,005
Series 2007-QS7, Class 1A5, 4.19% (1 mo. Term SOFR + 0.51%), 05/25/2037	1,711,272	1,299,684

The accompanying notes are an integral part of these financial statements.

31

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2007-QS7, Class 1A7, 4.34% (1 mo. Term SOFR + 0.66%), 05/25/2037	$431,860	$331,373
Series 2007-QS7, Class 2A1, 6.75%, 06/25/2037	759,563	273,333
Series 2007-QS8, Class A1, 4.19% (1 mo. Term SOFR + 0.51%), 06/25/2037	6,218,628	4,533,493
Series 2007-QS8, Class A3, 4.39% (1 mo. Term SOFR + 0.71%), 06/25/2037	1,774,161	1,312,534
Series 2007-QS8, Class A8, 6.00%, 06/25/2037	225,863	182,991
Series 2007-QS9, Class A33, 6.50%, 07/25/2037	2,624,150	2,155,265
Series 2008-QR1, Class 1A4, 6.00%, 08/25/2036	196,332	159,320
Series 2008-QR1, Class 2A1, 4.29% (1 mo. Term SOFR + 0.61%), 09/25/2036	1,065,619	809,537
RAMP Trust
Series 2003-RS9, Class MII2, 5.50% (1 mo. Term SOFR + 1.91%), 10/25/2033	405,915	396,173
Series 2006-NC3, Class M1, 4.30% (1 mo. Term SOFR + 0.45%), 03/25/2036	181,992	180,326
RASC Trust, Series 2005-EMX1, Class M5, 5.82% (1 mo. Term SOFR + 2.14%), 03/25/2035	189,397	178,689
RBSGC Mortgage Pass Through Certificates
Series 2008-A, Class A1, 5.50%, 11/25/2035(a)(b)	401,832	331,390
Series 2008-B, Class A1, 6.00%, 06/25/2037(a)	10,424,981	9,552,774
RBSSP Resecuritization Trust
Series 2009-12, Class 9A2, 4.34%, 03/25/2036(a)(b)	290,146	192,214
Series 2009-5, Class 13A3, 4.28% (1 mo. Term SOFR + 0.61%), 08/26/2037(a)	2,394,529	982,534
Series 2009-5, Class 4A3, 4.29% (1 mo. Term SOFR + 0.61%), 10/26/2036(a)	5,597,587	1,349,029
Series 2009-6, Class 9A3, 4.24% (1 mo. Term SOFR + 0.56%), 11/26/2036(a)	2,140,722	456,381
Series 2009-7, Class 15A3, 4.19% (1 mo. Term SOFR + 0.51%), 01/26/2046(a)(e)	4,390,569	1,163,501
Series 2010-2, Class 3A2, 4.11%, 12/26/2036(a)(b)	410,670	392,458
Series 2010-9, Class 7A6, 6.00%, 05/26/2037(a)(b)	999,171	378,866
Series 2013-4, Class 1A2, 5.29% (1 mo. Term SOFR + 1.61%), 12/26/2037(a)	685,504	593,038
Renaissance Home Equity Loan Trust
Series 2003-2, Class A, 3.72% (1 mo. Term SOFR + 0.99%), 08/25/2033	1,570,493	1,452,087
Series 2003-2, Class M1, 3.72% (1 mo. Term SOFR + 1.35%), 08/25/2033	213,771	194,301
Series 2003-4, Class A3, 5.03% (1 mo. Term SOFR + 1.35%), 03/25/2034	161,474	147,284
Series 2004-1, Class AV3, 4.73% (1 mo. Term SOFR + 1.05%), 05/25/2034	1,506,564	1,364,674
Series 2004-1, Class M4, 6.49% (1 mo. Term SOFR + 2.81%), 05/25/2034	239,243	184,745
Series 2004-2, Class M1, 6.41%, 07/25/2034(c)	311,711	278,854
Renaissance NIM Trust, Series 2006-4, Class AF6, 5.34%, 01/25/2037(c)	979,749	289,309
RESI Finance LP, Series 2003-D, Class B3, 5.08% (1 mo. Term SOFR + 1.41%), 12/10/2035(a)(e)	18,151	7,732
Residential Asset Securitization Trust
Series 2003-A9, Class A2, 4.00%, 08/25/2033	307,631	270,964
Series 2004-A4, Class A11, 5.50%, 08/25/2034	71,419	68,891
Series 2004-A4, Class A13, 4.34% (1 mo. Term SOFR + 0.66%), 08/25/2034	428,811	384,743
Series 2005-A10, Class A4, 5.50%, 09/25/2035	316,141	128,842
Series 2005-A11, Class 2A1, 4.85%, 10/25/2035	6,583,094	2,141,678
Series 2005-A12, Class A6, 4.29% (1 mo. Term SOFR + 0.61%), 11/25/2035	1,029,748	485,659
Series 2005-A15, Class 1A1, 5.75%, 02/25/2036	4,180,899	4,264,542
Series 2005-A15, Class 2A10, 4.24% (1 mo. Term SOFR + 0.56%), 02/25/2036	8,158,548	2,183,904
Series 2005-A15, Class 2A12, 6.00%, 02/25/2036	738,898	277,541
Series 2005-A15, Class 4A1, 6.00%, 02/25/2036	2,294,985	612,731

The accompanying notes are an integral part of these financial statements.

32

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2005-A8CB, Class A1, 4.29% (1 mo. Term SOFR + 0.61%), 07/25/2035	$1,145,875	$496,305
Series 2005-A8CB, Class A13, 4.29% (1 mo. Term SOFR + 0.61%), 07/25/2035	1,158,780	504,115
Series 2006-A10, Class A4, 6.50%, 09/25/2036	558,515	156,993
Series 2006-A10, Class A5, 6.50%, 09/25/2036	965,448	271,378
Series 2006-A10, Class A7, 6.50%, 09/25/2036	7,952,148	2,235,268
Series 2006-A14C, Class 1A1, 6.25%, 12/25/2036	1,761,652	1,218,854
Series 2006-A14C, Class 2A4, 6.00%, 12/25/2036	4,031,646	1,097,201
Series 2006-A14C, Class 2A6, 4.24% (1 mo. Term SOFR + 0.56%), 12/25/2036	5,640,407	1,081,090
Series 2006-A14C, Class 2A7, 2.76% (-1 x 1 mo. Term SOFR + 6.44%), 12/25/2036(d)(f)	2,726,284	314,602
Series 2006-A2, Class A11, 6.00%, 01/25/2046	1,717,154	609,156
Series 2006-A2, Class A7, 6.00%, 01/25/2046	937,721	332,174
Series 2006-A6, Class 1A12, 3.31% (-1 x 1 mo. Term SOFR + 6.99%), 07/25/2036(d)(f)	4,929,266	517,527
Series 2006-A6, Class 1A13, 6.00%, 07/25/2036	3,666,348	823,766
Series 2006-A7CB, Class 2A5, 4.04% (1 mo. Term SOFR + 0.36%), 07/25/2036	428,758	65,159
Series 2006-A8, Class 1A2, 4.09% (1 mo. Term SOFR + 0.41%), 08/25/2036	184,780	103,404
Series 2006-A8, Class 1A5, 6.25%, 08/25/2036	15,355	10,682
Series 2006-A8, Class 2A2, 6.75%, 08/25/2036	2,584,383	694,366
Series 2006-A8, Class 2A3, 6.00%, 08/25/2036	906,184	216,419
Series 2006-A8, Class 2A6, 2.11% (-1 x 1 mo. Term SOFR + 5.79%), 08/25/2036(d)(f)	9,137,255	682,489
Series 2006-A8, Class 3A8, 4.54% (1 mo. Term SOFR + 0.86%), 08/25/2036	508,090	157,473
Series 2007-A1, Class A6, 3.26% (-1 x 1 mo. Term SOFR + 6.94%), 03/25/2037(d)(f)	2,853,059	420,777
Series 2007-A1, Class A8, 6.00%, 03/25/2037	299,839	90,015
Series 2007-A2, Class 1A6, 6.00%, 04/25/2037	1,546,630	737,444
Series 2007-A3, Class 1A1, 4.24% (1 mo. Term SOFR + 0.56%), 04/25/2037	1,939,044	638,047
Series 2007-A3, Class 2A1, 4.10% (1 mo. Term SOFR + 0.42%), 04/25/2037	17,261,148	3,090,313
Series 2007-A3, Class PO, 0.00%, 04/25/2037(g)	84,298	60,951
Series 2007-A5, Class 1A3, 4.17% (1 mo. Term SOFR + 0.49%), 05/25/2037	23,613,703	2,663,366
Series 2007-A5, Class 1A4, 2.31% (-1 x 1 mo. Term SOFR + 5.99%), 05/25/2037(d)(f)	20,253,496	1,184,005
Series 2007-A6, Class 1A4, 6.00%, 06/25/2037	1,428,943	697,578
Series 2007-A7, Class A6, 6.00%, 07/25/2037	359,486	127,281
Series 2007-A8, Class 1A2, 6.00%, 08/25/2037	204,431	90,855
Series 2007-A8, Class 2A1, 6.25%, 08/25/2037	12,958,277	2,840,671
Resmae Mortgage Loan Trust
Series 2006-1, Class A2B, 4.09% (1 mo. Term SOFR + 0.41%), 02/25/2036(a)	3,049,139	1,095,654
Series 2006-1, Class A2C, 4.19% (1 mo. Term SOFR + 0.51%), 02/25/2036(a)	5,583,898	2,006,385
RFMSI Trust
Series 2005-SA2, Class 2A2, 5.86%, 06/25/2035(b)	365,046	348,543
Series 2006-S10, Class 1A1, 6.00%, 10/25/2036	1,715,562	1,393,421
Series 2006-S12, Class 3A7, 5.75%, 12/25/2036	96,057	81,963
Series 2006-S7, Class A9, 6.50%, 08/25/2036	254,460	217,236
Series 2006-S8, Class A13, 4.14% (1 mo. Term SOFR + 0.46%), 09/25/2036	819,711	573,173
Series 2007-S3, Class 1A5, 5.50%, 03/25/2037	269,218	184,734

The accompanying notes are an integral part of these financial statements.

33

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2007-S6, Class 1A16, 6.00%, 06/25/2037	$967	$771
Series 2007-S6, Class 2A4, 6.00%, 06/25/2037	1,054,370	831,246
Series 2007-SA1, Class 2A2, 4.85%, 02/25/2037(b)	118,148	76,508
Series 2007-SA3, Class 2A1, 5.09%, 07/27/2037(b)	942,233	644,256
Rithm Capital Corp., Series 2023-NQM1, Class A1A, 6.86%, 10/25/2063(a)(c)	650,137	654,936
SACO I, Inc., Series 2004-3A, Class M2, 5.51% (1 mo. Term SOFR + 1.84%), 12/25/2035(a)	120,198	119,259
Sail Net Interest Margin Notes, Series 2003-BC8, Class M1, 4.84% (1 mo. Term SOFR + 1.16%), 08/25/2033	75,124	71,413
Saxon Asset Securities Trust
Series 2004-1, Class A, 1.97% (1 mo. Term SOFR + 0.65%), 03/25/2035	1,933,481	1,731,808
Series 2004-2, Class MF1, 2.69%, 08/25/2035(c)	196,877	193,728
Series 2007-2, Class A2A, 3.89% (1 mo. Term SOFR + 0.21%), 05/25/2047	29,955	22,170
Securitized Asset Backed Receivables LLC
Series 2004-OP2, Class M2, 5.37% (1 mo. Term SOFR + 1.69%), 08/25/2034	405,084	412,080
Series 2005-EC1, Class M3, 4.80% (1 mo. Term SOFR + 1.12%), 01/25/2035	175,931	239,530
Series 2006-HE1, Class A2B, 3.97% (1 mo. Term SOFR + 0.29%), 07/25/2036	660,712	210,706
Series 2007-BR1, Class A2A, 4.01% (1 mo. Term SOFR + 0.33%), 02/25/2037(e)	139,035	51,964
Security National Mortgage Loan Trust, Series 2006-3A, Class A3, 6.33%, 01/25/2037(a)(b)	282,070	102,866
Sequoia Mortgage Trust
Series 10, Class 1A, 4.59% (1 mo. Term SOFR + 0.91%), 10/20/2027	21,818	20,515
Series 2003-3, Class A1, 4.45% (1 mo. Term SOFR + 0.77%), 07/20/2033	936,304	878,276
Series 2003-4, Class 2A1, 4.49% (1 mo. Term SOFR + 0.81%), 07/20/2033	3,224	3,243
Series 2004-6, Class A2, 4.35% (1 mo. Term SOFR + 0.67%), 07/20/2034	9,667	9,717
Series 2004-6, Class A3A, 4.64% (6 mo. Term SOFR + 1.02%), 07/20/2034	74,972	70,186
Series 2007-3, Class 2BA1, 4.22%, 07/20/2037(b)	84	66
Series 2013-9, Class AP, 0.00%, 07/25/2043(a)(g)	345,287	245,891
Series 2019-4, Class A1, 3.50%, 11/25/2049(a)(b)	37,076	33,674
Series 9, Class 1A, 4.49% (1 mo. Term SOFR + 0.81%), 09/20/2032	51,030	50,474
SGR Residential Mortgage Trust
Series 2020-2, Class A1, 1.38%, 05/25/2065(a)(b)	14,702	13,751
Series 2020-2, Class A2, 1.59%, 05/25/2065(a)(b)	57,728	54,040
Soundview Home Equity Loan Trust
Series 2001-2, Class AF, 6.50%, 03/25/2030(c)	48,297	47,224
Series 2006-3, Class A4, 4.29% (1 mo. Term SOFR + 0.61%), 11/25/2036	2,239,573	2,145,187
Series 2006-OPT3, Class 2A4, 4.29% (1 mo. Term SOFR + 0.61%), 06/25/2036	10,641	10,612
Series 2006-OPT5, Class 2A4, 4.27% (1 mo. Term SOFR + 0.59%), 07/25/2036	3,300,688	3,083,820
Series 2007-OPT2, Class 2A3, 3.97% (1 mo. Term SOFR + 0.29%), 07/25/2037	4,845,706	4,456,705
Series 2007-OPT4, Class 2A3, 4.89% (1 mo. Term SOFR + 1.21%), 09/25/2037	290,224	248,911
Series 2007-OPT5, Class 2A2, 4.74% (1 mo. Term SOFR + 1.06%), 10/25/2037	6,009,070	4,734,957
Specialty Underwriting & Residential Finance
Series 2003-BC2, Class M1, 4.92% (1 mo. Term SOFR + 1.24%), 06/25/2034	393,968	393,034
Series 2006-BC4, Class A2B, 4.01% (1 mo. Term SOFR + 0.33%), 09/25/2037	1,614,589	534,618

The accompanying notes are an integral part of these financial statements.

34

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-14, Class 1A, 5.18%, 10/25/2034(b)	$77,550	$74,471
Series 2004-17, Class A1, 3.99%, 11/25/2034(b)	123,509	112,151
Series 2004-2, Class 4A1, 4.81%, 03/25/2034(b)	107,579	103,174
Series 2004-7, Class A4, 4.59% (1 mo. Term SOFR + 0.91%), 06/25/2034	419,410	406,637
Series 2005-12, Class 2A1, 5.39%, 06/25/2035(b)	190,894	139,845
Series 2005-20, Class 1A1, 5.85%, 10/25/2035(b)	456,286	425,337
Series 2005-21, Class 1A, 4.58%, 11/25/2035(b)	333,168	214,344
Series 2005-8XS, Class M1, 4.44% (1 mo. Term SOFR + 0.76%), 04/25/2035	351,438	366,566
Series 2006-10, Class 2A1, 4.96%, 11/25/2036(b)	376,946	291,441
Series 2006-11, Class 1A1, 4.11% (1 mo. Term SOFR + 0.43%), 12/25/2036	1,818,164	1,833,397
Series 2006-2, Class 5A1, 4.75%, 03/25/2036(b)	655,476	523,792
Series 2006-4, Class 6A, 3.85%, 05/25/2036(b)	3,724,547	2,044,181
Series 2006-8, Class 3A1, 4.30%, 09/25/2036(b)	3,759,337	3,501,972
Series 2007-3, Class 2A1, 3.84%, 04/25/2047(b)	185,084	175,907
Series 2007-5, Class 3A1, 4.74%, 06/25/2037(b)	1,973,728	1,647,344
Series 2007-7, Class 1A1, 4.39% (1 mo. Term SOFR + 0.71%), 08/25/2037	723,794	734,680
Series 2008-1, Class A32, 4.38%, 10/25/2037(b)	417,955	332,153
Structured Asset Investment Loan Trust
Series 2003-BC2, Class A2, 4.51% (1 mo. Term SOFR + 0.83%), 04/25/2033(e)	43,235	43,321
Series 2003-BC7, Class 3A2, 4.74% (1 mo. Term SOFR + 1.06%), 07/25/2033	257,590	253,490
Series 2004-5, Class M7, 6.79% (1 mo. Term SOFR + 3.11%), 05/25/2034	508,601	459,125
Series 2004-8, Class A2, 4.34% (1 mo. Term SOFR + 0.66%), 09/25/2034	980,099	946,115
Series 2005-11, Class A7, 4.51% (1 mo. Term SOFR + 0.83%), 01/25/2036	262,673	255,756
Series 2006-2, Class A4, 4.39% (1 mo. Term SOFR + 0.71%), 04/25/2036	424,452	200,557
Structured Asset Mortgage Investments, Inc.
Series 2004-AR1, Class 1A2, 4.49% (1 mo. Term SOFR + 0.81%), 03/19/2034	2,977	2,858
Series 2004-AR4, Class 3A1, 6.03%, 12/19/2034(b)	158,813	159,082
Series 2004-AR5, Class 1A1, 4.45% (1 mo. Term SOFR + 0.77%), 10/19/2034	25,739	24,966
Series 2005-AR4, Class A1, 4.41% (1 mo. Term SOFR + 0.73%), 12/25/2035	119,657	101,680
Series 2005-AR8, Class A2, 5.15% (MTA + 1.48%), 02/25/2036	752,031	649,336
Series 2006-AR1, Class 3A1, 4.25% (1 mo. Term SOFR + 0.57%), 02/25/2036	1,305,508	1,094,534
Series 2006-AR3, Class 11A1, 4.21% (1 mo. Term SOFR + 0.53%), 04/25/2036	608,119	559,806
Series 2006-AR3, Class 12A1, 4.23% (1 mo. Term SOFR + 0.55%), 05/25/2036	496,970	416,215
Series 2006-AR3, Class 21A1, 4.19% (1 mo. Term SOFR + 0.51%), 02/25/2036	762,128	635,750
Series 2006-AR3, Class 22A1, 3.93%, 05/25/2036(b)	283,108	118,134
Series 2006-AR4, Class 4A1, 4.15% (1 mo. Term SOFR + 0.47%), 06/25/2036	169,160	168,003
Series 2006-AR5, Class 2A1, 4.21% (1 mo. Term SOFR + 0.53%), 05/25/2046	2,999,629	2,124,363
Series 2006-AR5, Class 3A1, 4.21% (1 mo. Term SOFR + 0.53%), 05/25/2046	1,562,540	704,089
Series 2006-AR5, Class 4A1, 4.23% (1 mo. Term SOFR + 0.55%), 05/25/2046	308,195	97,042
Series 2006-AR6, Class 2A1, 4.17% (1 mo. Term SOFR + 0.49%), 07/25/2046	1,737,725	1,235,135
Series 2006-AR7, Class A1A, 4.21% (1 mo. Term SOFR + 0.53%), 08/25/2036	17,396,522	14,644,065
Series 2007-AR1, Class 1A1, 4.11% (1 mo. Term SOFR + 0.43%), 01/25/2037(e)	265,649	224,075
Series 2007-AR3, Class 2A1, 4.17% (1 mo. Term SOFR + 0.49%), 09/25/2047	354,470	330,512

The accompanying notes are an integral part of these financial statements.

35

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Structured Asset Securities Corp.
Series 2003-22A, Class 3A, 5.85%, 06/25/2033(b)	$36,848	$35,587
Series 2004-6XS, Class M1, 5.67%, 03/25/2034(c)	209,543	205,358
Series 2004-SC1, Class A, 6.76%, 12/25/2029(a)(b)	900,001	691,403
Series 2006-S3, Class A1, 4.05% (1 mo. Term SOFR + 0.37%), 09/25/2036	936,388	226,983
Suntrust Adjustable Rate Mortgage Loan Trust
Series 2007-2, Class 2A1, 5.35%, 04/25/2037(b)	216,952	122,468
Series 2007-4, Class 2A1, 4.70%, 10/25/2037(b)	110,656	81,711
Suntrust Alternative Loan Trust
Series 2005-1F, Class 2A8, 6.00%, 12/25/2035	787,859	731,650
Series 2006-1F, Class 2A, 6.50%, 04/25/2036	1,174,721	392,769
TBW Mortgage Backed Pass Through Certificates
Series 2006-1, Class 1A4, 5.50%, 04/25/2036	1,568,843	404,685
Series 2006-2, Class DX, 6.00%, 07/25/2036(d)	558,028	60,863
Series 2006-3, Class 1A, 6.00%, 07/25/2036	626,955	230,570
Series 2006-3, Class 2A1, 6.50%, 07/25/2036	921,586	260,658
Series 2006-3, Class 4A1, 4.19% (1 mo. Term SOFR + 0.51%), 07/25/2036	29,572,269	2,032,952
Series 2006-3, Class 4A3, 3.31% (-1 x 1 mo. Term SOFR + 6.99%), 07/25/2036(d)(f)	11,080,423	299,870
Series 2006-5, Class A4, 6.70%, 11/25/2036(c)	9,215,000	1,523,507
Series 2006-6, Class A2A, 4.15% (1 mo. Term SOFR + 0.47%), 01/25/2037	566,563	118,475
Series 2007-2, Class A6A, 6.51%, 07/25/2037(c)	1,506,473	545,222
Terwin Mortgage Trust
Series 2004-19HE, Class A1, 4.53% (1 mo. Term SOFR + 0.85%), 10/25/2034(a)	250,963	248,320
Series 2004-7HE, Class A1, 4.89% (1 mo. Term SOFR + 1.21%), 07/25/2034(a)	672,974	662,249
Series 2004-9HE, Class A3, 4.79% (1 mo. Term SOFR + 1.11%), 09/25/2034(a)	724,789	692,725
Series 2006-9HGA, Class A3, 4.35% (1 mo. Term SOFR + 0.67%), 10/25/2037(a)	882,756	254,011
Thornburg Mortgage Securities Trust
Series 2004-2, Class A1, 4.41% (1 mo. Term SOFR + 0.73%), 06/25/2044	264,254	255,509
Series 2004-4, Class 1A, 4.37% (1 mo. Term SOFR + 0.69%), 12/25/2044	131,188	123,784
Series 2005-1, Class A2, 4.54%, 04/25/2045(b)	127,592	127,178
Series 2006-3, Class A1, 4.21%, 06/25/2046(b)	5,277,789	2,173,698
Series 2007-3, Class 2A1, 5.79% (12 mo. Term SOFR + 1.97%), 06/25/2047	179,915	177,287
TIAA Mortgage Loan Trust, Series 2018-3, Class A13, 4.00%, 11/25/2048(a)(b)	89,754	85,112
Verus Securitization Trust
Series 2021-1, Class A2, 1.05%, 01/25/2066(a)(b)	426,166	389,633
Series 2023-3, Class A2, 6.44%, 03/25/2068(a)(c)	149,902	149,390
Series 2023-4, Class A1, 5.81%, 05/25/2068(a)(c)	2,295,033	2,289,500
Series 2023-5, Class A1, 6.48%, 06/25/2068(a)(c)	1,225,661	1,225,199
Series 2023-7, Class A1, 7.07%, 10/25/2068(a)(c)	8,680,957	8,740,056
Series 2023-8, Class A1, 6.26%, 12/25/2068(a)(c)	5,251,478	5,276,923
Series 2023-INV3, Class A1, 6.88%, 11/25/2068(a)(b)	4,275,825	4,308,987
Series 2024-1, Class A1, 5.71%, 01/25/2069(a)(c)	1,961,484	1,965,606
Series 2024-4, Class A1, 6.22%, 06/25/2069(a)(c)	2,161,686	2,179,132
Series 2024-5, Class A1, 6.19%, 06/25/2069(a)(c)	12,013,626	12,116,960
Series 2024-INV1, Class A1, 6.12%, 03/25/2069(a)(c)	1,160,807	1,167,606

The accompanying notes are an integral part of these financial statements.

36

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2024-R1, Class A1, 5.22%, 09/25/2069(a)(b)	$381,957	$382,905
Series 2025-3, Class A3, 5.93%, 05/25/2070(a)(c)	237,673	238,693
Series 2025-4, Class A1, 5.45%, 05/25/2070(a)(c)	202,015	202,744
Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 1A1, 6.28%, 08/20/2035(b)	313,053	311,725
WAMU Asset-Backed Certificates, Series 2007-HE4, Class 2A4, 4.04% (1 mo. Term SOFR + 0.36%), 07/25/2047	546,202	318,163
WaMu Mortgage Pass Through Certificates
Series 2002-AR17, Class 1B2, 5.06% (MTA + 1.20%), 11/25/2042	60,135	57,345
Series 2002-AR2, Class A, 4.03% (Ent 11th COFI Repl + 1.25%), 02/27/2034	312,275	305,262
Series 2002-AR9, Class 1A, 5.26% (MTA + 1.40%), 08/25/2042	9,258	9,079
Series 2004-AR10, Class B1, 4.69% (1 mo. Term SOFR + 1.01%), 07/25/2044	808,253	769,066
Series 2004-AR11, Class A, 5.90%, 10/25/2034(b)	92,437	86,645
Series 2004-AR12, Class A5, 4.77% (1 mo. Term SOFR + 1.09%), 10/25/2044	335,691	334,382
Series 2004-AR9, Class B1, 5.18%, 08/25/2034(b)	111,272	105,010
Series 2004-S1, Class 1A11, 5.50%, 03/25/2034	16,734	16,896
Series 2005-AR12, Class 1A4, 4.48%, 10/25/2035(b)	38,440	35,362
Series 2005-AR17, Class A1A1, 4.33% (1 mo. Term SOFR + 0.65%), 12/25/2045	668,836	621,422
Series 2005-AR17, Class A1B2, 4.61% (1 mo. Term SOFR + 0.93%), 12/25/2045	180,003	166,256
Series 2005-AR2, Class 2A1A, 4.41% (1 mo. Term SOFR + 0.73%), 01/25/2045	248,154	249,565
Series 2005-AR2, Class B1, 4.59% (1 mo. Term SOFR + 0.91%), 01/25/2045	440,481	403,501
Series 2006-AR1, Class 1A1A, 4.93% (MTA + 1.07%), 01/25/2046	358,634	324,260
Series 2006-AR12, Class 2A3, 3.66%, 10/25/2036(b)	459,509	421,815
Series 2006-AR14, Class 1A4, 3.99%, 11/25/2036(b)	195,666	177,831
Series 2006-AR14, Class 2A3, 3.83%, 11/25/2036(b)	568,854	501,723
Series 2006-AR15, Class 2A, 5.36% (MTA + 1.50%), 11/25/2046	717,595	650,421
Series 2006-AR16, Class 1A1, 4.26%, 12/25/2036(b)(e)	37,096	31,680
Series 2006-AR18, Class 1A1, 3.53%, 01/25/2037(b)	89,857	78,713
Series 2006-AR18, Class 3A3, 3.46%, 01/25/2037(b)	136,711	115,660
Series 2006-AR2, Class 1A1, 4.37%, 03/25/2036(b)	899,646	822,279
Series 2006-AR3, Class A1B, 4.86% (MTA + 1.00%), 02/25/2046	409,237	363,497
Series 2006-AR5, Class A12A, 4.84% (MTA + 0.98%), 06/25/2046	12,526	11,901
Series 2006-AR7, Class 3A, 4.91% (MTA + 1.05%), 07/25/2046	2,990,664	2,772,046
Series 2007-HY1, Class 1A1, 4.12%, 02/25/2037(b)	237,226	213,134
Series 2007-HY4, Class 1A1, 3.65%, 04/25/2037(b)(e)	98,768	85,064
Series 2007-HY5, Class 2A1, 3.13%, 05/25/2037(b)	122,482	101,554
Series 2007-HY7, Class 4A1, 4.65%, 07/25/2037(b)	62,777	57,598
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2005-10, Class 2A8, 6.00%, 11/25/2035	835,993	801,162
Series 2005-10, Class 4CB1, 5.75%, 12/25/2035	281,763	263,221
Series 2005-3, Class 1CB3, 4.24% (1 mo. Term SOFR + 0.56%), 05/25/2035	1,445,981	1,218,536
Series 2005-7, Class 1A2, 4.24% (1 mo. Term SOFR + 0.56%), 09/25/2035	458,642	375,232
Series 2005-8, Class 1A6, 9.38% (-4 x 1 mo. Term SOFR + 22.86%), 10/25/2035(f)	104,061	103,119
Series 2005-8, Class 3CB1, 6.00%, 10/25/2035	77,682	62,079

The accompanying notes are an integral part of these financial statements.

37

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2006-1, Class 2CB2, 7.00%, 02/25/2036	$715,594	$542,623
Series 2006-1, Class 5CB2, 5.75%, 02/25/2036	2,494,233	2,365,896
Series 2006-2, Class 1A1, 6.00%, 03/25/2036	765,001	755,412
Series 2006-2, Class 4CB, 6.00%, 03/25/2036	876,047	863,811
Series 2006-4, Class 3A5, 6.85%, 05/25/2036(c)	517,717	455,650
Series 2006-5, Class 1A2, 6.00%, 07/25/2036	319,108	254,405
Series 2006-5, Class 1A5, 6.00%, 07/25/2036	300,900	239,889
Series 2006-5, Class 2CB2, 4.39% (1 mo. Term SOFR + 0.71%), 07/25/2036	419,028	266,436
Series 2006-5, Class 4A1, 6.00%, 06/25/2026(e)	1,636,700	16
Series 2006-7, Class A3, 3.89%, 09/25/2036(c)	2,340,291	600,777
Series 2006-8, Class A3A, 4.07%, 10/25/2036(c)	314,671	136,447
Series 2006-AR10, Class A2A, 4.13% (1 mo. Term SOFR + 0.45%), 12/25/2036(e)	296,243	246,652
Series 2006-AR3, Class A1A, 4.83% (MTA + 0.97%), 05/25/2046	43,370	38,940
Series 2006-AR5, Class 4A, 4.85% (MTA + 0.99%), 06/25/2046(e)	85,909	68,512
Series 2007-2, Class 1A10, 2.89% (-1 x 1 mo. Term SOFR + 6.57%), 04/25/2037(d)(f)	3,276,617	591,294
Series 2007-HY2, Class 1A1, 4.03%, 04/25/2037(b)	7,712,996	3,930,794
Washington Mutual Asset-Backed Certificates, Series 2006-HE5, Class 1A, 4.10% (1 mo. Term SOFR + 0.42%), 10/25/2036	166,094	128,039
Washington Mutual Mortgage Pass-Through Certificates
Series 2005-1, Class 1A1, 5.50%, 03/25/2035	714,765	704,475
Series 2005-AR2, Class 2A3, 4.49% (1 mo. Term SOFR + 0.81%), 01/25/2045	34,015	34,415
Series 2006-4, Class 3A3, 6.47%, 05/25/2036(c)	167,467	147,443
Washington Mutual MSC Mortgage Pass-Through CTFS
Series 2003-AR3, Class 2A2, 4.58%, 06/25/2033(b)	93,179	82,687
Series 2004-RA2, Class CB1, 7.00%, 07/25/2033(b)	15,077	12,389
Wells Fargo Alternative Loan Trust
Series 2005-1, Class 2A3, 5.50%, 02/25/2035	676,418	637,219
Series 2007-PA1, Class A8, 4.33% (1 mo. Term SOFR + 0.65%), 03/25/2037	650,136	527,786
Series 2007-PA2, Class 2A1, 4.22% (1 mo. Term SOFR + 0.54%), 06/25/2037	200,955	176,465
Series 2007-PA2, Class 2A2, 2.28% (-1 x 1 mo. Term SOFR + 5.96%), 06/25/2037(d)(f)	3,499,740	344,971
Series 2007-PA3, Class 1A2, 5.75%, 07/25/2037	169,401	148,941
Series 2007-PA3, Class 1A4, 5.75%, 07/25/2037	915,801	805,190
Series 2007-PA3, Class 2A1, 6.00%, 07/25/2037	1,576,549	1,431,493
Series 2007-PA4, Class 1A1, 7.18%, 07/25/2037(b)	369,991	351,086
Wells Fargo Home Equity Trust, Series 2006-2, Class M3, 4.27% (1 mo. Term SOFR + 0.59%), 07/25/2036	200,000	196,304
Wells Fargo Mortgage Backed Securities Trust
Series 2006-7, Class 3A1, 6.00%, 06/25/2036	467,901	382,185
Series 2006-AR12, Class 2A1, 6.19%, 09/25/2036(b)	75,301	72,865
Series 2006-AR14, Class 2A3, 6.49%, 10/25/2036(b)	160,722	148,567
Series 2006-AR16, Class A1, 6.73%, 10/25/2036(b)	200,384	190,817
Series 2006-AR5, Class 2A1, 6.09%, 04/25/2036(b)	165,532	163,417

The accompanying notes are an integral part of these financial statements.

38

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Par	Value
NON-AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2007-AR3, Class A4, 5.80%, 04/25/2037(b)	$1,571,563	$1,404,306
Series 2019-4, Class A17, 3.50%, 09/25/2049(a)(b)	40,697	36,711
Yale Mortgage Loan Trust 2007-1, Series 2007-1, Class A, 4.19% (1 mo. Term SOFR + 0.51%), 06/25/2037(a)	75,092	22,823
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES (Cost $1,245,145,531)		1,237,430,715
AGENCY MORTGAGE-BACKED SECURITIES - 27.5%
Fannie Mae Grantor Trust
Series 2001-T13, Class A1, 4.40% (1 mo. Term SOFR + 0.27%), 03/25/2032	1,523,543	1,471,224
Series 2001-T9, Class A1, 3.90% (1 mo. Term SOFR + 0.33%), 09/25/2031	320,912	305,995
Series 2002-T16, Class A4, 5.65%, 05/25/2042(b)	14,727	14,602
Series 2002-T4, Class A3, 7.50%, 12/25/2041	702,429	746,586
Fannie Mae Whole Loan
Series 1998-W2, Class A8, 6.50%, 06/25/2028	37,273	37,489
Series 2002-W8, Class A2, 7.00%, 06/25/2042	105,613	109,879
Series 2003-W1, Class 1A1, 4.67%, 12/25/2042(b)	980,624	976,987
Series 2003-W1, Class 2A, 5.03%, 12/25/2042(b)	11,579	11,557
Series 2003-W4, Class 3A, 4.41%, 10/25/2042(b)	95,964	96,605
Series 2003-W4, Class 4A, 5.02%, 10/25/2042(b)	62,939	63,931
Series 2004-W14, Class 1AF, 4.18% (30 day avg SOFR US + 0.51%), 07/25/2044	1,356,933	1,319,205
Federal Home Loan Mortgage Corp.
Series 2380, Class CF, 4.39% (30 day avg SOFR US + 0.71%), 11/15/2031	42,699	42,761
Series 246, Class PO, Pool S0-4925, 0.00%, 05/15/2037(g)	181,180	150,921
Series 261, Class PO, 0.00%, 05/15/2040(g)	1,068,394	861,967
Series 264, Class F1, Pool S0-5783, 4.34% (30 day avg SOFR US + 0.66%), 07/15/2042	414,771	411,293
Series 2733, Class FB, 4.39% (30 day avg SOFR US + 0.71%), 10/15/2033	35,404	35,438
Series 277, Class F6, 4.24% (30 day avg SOFR US + 0.56%), 09/15/2042	920,957	908,898
Series 2770, Class LO, 0.00%, 03/15/2034(g)	4,397	3,666
Series 2771, Class FM, 4.18% (30 day avg SOFR US + 0.51%), 03/15/2034	17,814	17,719
Series 2819, Class F, 4.19% (30 day avg SOFR US + 0.51%), 06/15/2034	26,177	26,098
Series 2916, Class AO, 0.00%, 01/15/2035(g)	135,887	123,833
Series 2992, Class FN, 4.09% (30 day avg SOFR US + 0.41%), 06/15/2035	282,137	279,528
Series 3006, Class YF, 4.05% (30 day avg SOFR US + 0.37%), 07/15/2035	179,806	177,915
Series 3065, Class EF, 4.16% (30 day avg SOFR US + 0.48%), 11/15/2035	560,477	556,562
Series 3067, Class FA, 4.14% (30 day avg SOFR US + 0.46%), 11/15/2035	300,549	298,140
Series 3072, Class NF, 4.29% (30 day avg SOFR US + 0.61%), 11/15/2035	334,840	333,608
Series 3115, Class FM, 4.19% (30 day avg SOFR US + 0.51%), 02/15/2036	114,640	113,827
Series 313, Class PO, 0.00%, 09/15/2043(g)	573,737	443,756
Series 3132, Class FA, 4.19% (30 day avg SOFR US + 0.51%), 03/15/2036	99,853	99,193
Series 3146, Class FP, 4.14% (30 day avg SOFR US + 0.46%), 04/15/2036	234,540	232,676
Series 3149, Class FB, 4.14% (30 day avg SOFR US + 0.46%), 05/15/2036	367,636	364,942
Series 3149, Class FH, 4.14% (30 day avg SOFR US + 0.46%), 05/15/2036	174,428	173,357
Series 3150, Class FA, 4.14% (30 day avg SOFR US + 0.46%), 05/15/2036	128,467	127,317

The accompanying notes are an integral part of these financial statements.

39

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Par	Value
AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 3152, Class WF, 4.25% (30 day avg SOFR US + 0.57%), 02/15/2034	$20,591	$20,510
Series 3153, Class FJ, 4.17% (30 day avg SOFR US + 0.49%), 05/15/2036	317,610	315,921
Series 319, Class F1, 4.24% (30 day avg SOFR US + 0.56%), 11/15/2043	619,270	610,844
Series 3210, Class FA, 4.19% (30 day avg SOFR US + 0.51%), 09/15/2036	379,996	377,051
Series 3231, Class FA, 4.19% (30 day avg SOFR US + 0.51%), 10/15/2036	172,339	171,059
Series 3232, Class KF, 4.24% (30 day avg SOFR US + 0.56%), 10/15/2036	84,335	83,785
Series 3236, Class EF, 4.09% (30 day avg SOFR US + 0.41%), 11/15/2036	15,524	15,359
Series 3236, Class KF, 4.09% (30 day avg SOFR US + 0.41%), 11/15/2036	122,876	121,504
Series 3239, Class FB, 4.14% (30 day avg SOFR US + 0.46%), 11/15/2036	110,334	109,302
Series 3240, Class AF, 4.14% (30 day avg SOFR US + 0.46%), 11/15/2036	443,400	437,611
Series 3240, Class FM, 4.14% (30 day avg SOFR US + 0.46%), 11/15/2036	432,436	428,286
Series 3242, Class FA, 4.19% (30 day avg SOFR US + 0.51%), 11/15/2036	138,270	137,088
Series 325, Class PO, 0.00%, 03/15/2044(g)	5,197,199	4,014,661
Series 327, Class PO, 0.00%, 03/15/2044(g)	1,282,211	987,990
Series 3281, Class AF, 4.11% (30 day avg SOFR US + 0.43%), 02/15/2037	200,636	198,356
Series 3284, Class CF, 4.16% (30 day avg SOFR US + 0.48%), 03/15/2037	277,935	274,996
Series 3284, Class LF, 4.10% (30 day avg SOFR US + 0.42%), 03/15/2037	236,555	233,867
Series 3284, Class TF, 4.19% (30 day avg SOFR US + 0.51%), 09/15/2032	425,700	423,754
Series 3287, Class PF, 4.09% (30 day avg SOFR US + 0.41%), 03/15/2037	734,064	726,035
Series 3311, Class FN, 4.09% (30 day avg SOFR US + 0.41%), 05/15/2037	254,642	251,563
Series 3311, Class KF, 4.13% (30 day avg SOFR US + 0.45%), 05/15/2037	488,049	482,738
Series 3312, Class FN, 4.01% (30 day avg SOFR US + 0.33%), 07/15/2036	432,945	427,092
Series 3317, Class F, 4.19% (30 day avg SOFR US + 0.51%), 07/15/2036	322,988	320,562
Series 3320, Class FC, 3.96% (30 day avg SOFR US + 0.28%), 05/15/2037	9,764	9,723
Series 3349, Class FE, 4.28% (30 day avg SOFR US + 0.60%), 07/15/2037	163,192	162,319
Series 3355, Class AF, 4.29% (30 day avg SOFR US + 0.61%), 08/15/2037	1,149,294	1,143,388
Series 3378, Class FA, 4.37% (30 day avg SOFR US + 0.69%), 06/15/2037	5,882	5,874
Series 3387, Class FB, 4.37% (30 day avg SOFR US + 0.69%), 11/15/2037	220,671	220,181
Series 3404, Class AF, 4.64% (30 day avg SOFR US + 0.97%), 01/15/2038	42,349	42,631
Series 3423, Class PF, 4.49% (30 day avg SOFR US + 0.81%), 03/15/2038	12,696	12,714
Series 3501, Class FC, 4.94% (30 day avg SOFR US + 1.26%), 01/15/2039	748,692	762,042
Series 3567, Class F, 4.55% (30 day avg SOFR US + 1.36%), 02/15/2038	139,444	126,909
Series 3666, Class FC, 4.52% (30 day avg SOFR US + 0.84%), 05/15/2040	159,927	160,148
Series 3671, Class QF, 4.29% (30 day avg SOFR US + 0.61%), 12/15/2036	429,322	427,910
Series 3747, Class UF, 4.27% (30 day avg SOFR US + 0.59%), 10/15/2040	1,296,266	1,284,673
Series 3758, Class F, 4.26% (30 day avg SOFR US + 0.58%), 11/15/2040	879,306	871,902
Series 3772, Class ND, 4.50%, 11/15/2040	60,941	59,892
Series 3786, Class SG, 1.93% (-2 x 30 day avg SOFR US + 9.27%), 01/15/2041(f)	717,272	536,852
Series 3812, Class US, 1.73% (-2 x 30 day avg SOFR US + 9.07%), 02/15/2041(f)	91,074	76,814
Series 3815, Class DS, 2.59% (-3 x 30 day avg SOFR US + 13.61%), 02/15/2041(f)	248,933	236,462
Series 3822, Class FC, 4.20% (30 day avg SOFR US + 0.52%), 03/15/2041	382,698	379,622
Series 3822, Class FY, 4.19% (30 day avg SOFR US + 0.51%), 02/15/2033	225,682	225,056
Series 3830, Class FG, 4.18% (30 day avg SOFR US + 0.50%), 03/15/2041	324,180	322,337
Series 3835, Class FO, 0.00%, 04/15/2041(g)	2,831,519	2,232,536

The accompanying notes are an integral part of these financial statements.

40

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Par	Value
AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 3864, Class US, 1.63% (-2 x 30 day avg SOFR US + 8.97%), 05/15/2041(f)	$720,561	$593,573
Series 3954, Class PF, 4.29% (30 day avg SOFR US + 0.61%), 07/15/2041	122,009	121,597
Series 3964, Class MY, 4.00%, 11/15/2041(e)	177,888	163,962
Series 3967, Class AL, 2.50%, 12/15/2041	192,143	174,568
Series 3990, Class TF, 4.19% (30 day avg SOFR US + 0.51%), 01/15/2042	220,513	219,031
Series 3997, Class FQ, 4.29% (30 day avg SOFR US + 0.61%), 02/15/2042	1,540,449	1,527,641
Series 4020, Class EF, 4.24% (30 day avg SOFR US + 0.56%), 02/15/2042	403,225	399,849
Series 4026, Class GA, 2.00%, 09/15/2041	260,323	246,075
Series 4032, Class WO, 0.00%, 04/15/2039(g)	178,372	141,359
Series 4039, Class FA, 4.29% (30 day avg SOFR US + 0.61%), 05/15/2042	561,849	557,475
Series 4040, Class FW, 4.16% (30 day avg SOFR US + 0.48%), 05/15/2032	396,505	396,282
Series 4048, Class FB, 4.19% (30 day avg SOFR US + 0.51%), 10/15/2041	513,491	511,367
Series 4058, Class MF, 4.13% (30 day avg SOFR US + 0.45%), 07/15/2041	134,625	134,237
Series 4061, Class SL, 0.44% (-2 x 30 day avg SOFR US + 6.86%), 06/15/2042(f)	44,323	20,807
Series 4068, Class FA, 4.24% (30 day avg SOFR US + 0.56%), 06/15/2042	1,382,055	1,367,718
Series 4076, Class LF, 4.09% (30 day avg SOFR US + 0.41%), 07/15/2042	173,613	171,057
Series 4076, Class QB, 1.75%, 11/15/2041	18,732	18,595
Series 4087, Class FB, 4.26% (30 day avg SOFR US + 0.58%), 07/15/2042	75,289	74,514
Series 4094, Class CF, 4.29% (30 day avg SOFR US + 0.61%), 08/15/2042	258,347	255,313
Series 4103, Class FB, 4.24% (30 day avg SOFR US + 0.56%), 09/15/2042	1,423,556	1,404,771
Series 4111, Class AF, 4.19% (30 day avg SOFR US + 0.51%), 09/15/2042	1,648,472	1,623,062
Series 4117, Class P, 1.25%, 07/15/2042	79,233	70,584
Series 4122, Class SC, 1.25% (-2 x 30 day avg SOFR US + 7.67%), 10/15/2042(f)	1,095,914	694,104
Series 413, Class F26, 4.86% (30 day avg SOFR US + 1.20%), 05/25/2054	853,443	860,449
Series 413, Class F44, 4.61% (30 day avg SOFR US + 0.95%), 05/25/2054	856,231	860,270
Series 4136, Class DF, 4.09% (30 day avg SOFR US + 0.41%), 11/15/2042	338,147	331,153
Series 4143, Class KF, 4.15% (30 day avg SOFR US + 0.46%), 09/15/2037	519,273	506,737
Series 4158, Class TC, 1.75%, 12/15/2042	213,732	202,853
Series 4161, Class KA, 3.00%, 06/15/2042	142,056	134,951
Series 4171, Class NG, 2.00%, 06/15/2042	13,837	12,790
Series 4204, Class AB, 3.00%, 05/15/2043	58,125	45,868
Series 4248, Class FL, 4.24% (30 day avg SOFR US + 0.56%), 05/15/2041	227,702	226,314
Series 4267, Class PO, 0.00%, 03/15/2041(g)	2,745,352	2,194,204
Series 4316, Class JF, 4.19% (30 day avg SOFR US + 0.51%), 01/15/2044	886,477	876,997
Series 4351, Class PO, 0.00%, 06/15/2044(g)	1,007,794	771,577
Series 4378, Class FA, 4.19% (30 day avg SOFR US + 0.51%), 08/15/2044	2,845,612	2,796,024
Series 4385, Class FM, 4.19% (30 day avg SOFR US + 0.51%), 11/15/2043	2,415,987	2,382,601
Series 4400, Class FA, 4.19% (30 day avg SOFR US + 0.51%), 02/15/2041	288,181	285,144
Series 4407, Class CF, 4.09% (30 day avg SOFR US + 0.41%), 06/15/2044	1,554,856	1,536,325
Series 4431, Class FT, 4.19% (30 day avg SOFR US + 0.51%), 01/15/2045	1,205,112	1,185,279
Series 4436, Class FC, 4.14% (30 day avg SOFR US + 0.46%), 02/15/2045	117,513	115,261
Series 4482, Class FD, 4.09% (30 day avg SOFR US + 0.41%), 06/15/2045	2,617,784	2,561,424
Series 4503, Class FA, 4.15% (30 day avg SOFR US + 0.46%), 02/15/2042	715,479	697,697
Series 4508, Class CF, 4.19% (30 day avg SOFR US + 0.51%), 09/15/2045	265,238	263,091

The accompanying notes are an integral part of these financial statements.

41

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Par	Value
AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 4606, Class FB, 4.29% (30 day avg SOFR US + 0.61%), 08/15/2046	$749,933	$740,482
Series 4615, Class GT, 0.85% (-4 x 30 day avg SOFR US + 15.54%), 10/15/2042(f)	925,636	715,239
Series 4621, Class HK, 2.00%, 10/15/2046(e)	258,445	209,986
Series 4621, Class QA, 2.00%, 10/15/2046	119,937	100,448
Series 4628, Class KF, 4.29% (30 day avg SOFR US + 0.61%), 01/15/2055	409,262	401,456
Series 4663, Class PH, 2.50%, 03/15/2047	99,173	85,140
Series 4678, Class AF, 4.20% (30 day avg SOFR US + 0.51%), 12/15/2042	509,614	503,135
Series 4691, Class FA, 4.14% (30 day avg SOFR US + 0.46%), 06/15/2047	339,756	332,763
Series 4708, Class F, 4.09% (30 day avg SOFR US + 0.41%), 08/15/2047	475,841	465,287
Series 4710, Class TN, 3.00%, 08/15/2047	637,754	563,459
Series 4712, Class FA, 4.14% (30 day avg SOFR US + 0.46%), 08/15/2047	928,345	907,992
Series 4722, Class FA, 4.12% (30 day avg SOFR US + 0.43%), 05/15/2038	1,736,977	1,683,991
Series 4774, Class BF, 4.09% (30 day avg SOFR US + 0.41%), 02/15/2048	1,124,082	1,095,327
Series 4775, Class MP, 3.00%, 02/15/2048(e)	298,423	255,618
Series 4790, Class F, 3.98% (30 day avg SOFR US + 0.30%), 10/15/2043	2,154,974	2,101,964
Series 4793, Class CB, 3.00%, 05/15/2048	32,286	29,024
Series 4804, Class MF, 4.14% (30 day avg SOFR US + 0.46%), 06/15/2048	3,464,549	3,386,311
Series 4813, Class CJ, 3.00%, 08/15/2048	200,274	175,801
Series 4820, Class FB, 4.14% (30 day avg SOFR US + 0.46%), 08/15/2048	193,261	188,367
Series 4821, Class FA, 4.09% (30 day avg SOFR US + 0.41%), 07/15/2048	592,935	577,385
Series 4831, Class FD, 4.09% (30 day avg SOFR US + 0.41%), 10/15/2048	771,991	752,298
Series 4839, Class WO, 0.00%, 08/15/2056(g)	26,833,508	17,076,716
Series 4842, Class FA, 4.14% (30 day avg SOFR US + 0.46%), 11/15/2048	569,870	556,548
Series 4844, Class F, 4.19% (30 day avg SOFR US + 0.51%), 11/15/2048	1,293,600	1,265,688
Series 4846, Class PA, 4.00%, 06/15/2047	1,955	1,952
Series 4851, Class KF, 4.19% (30 day avg SOFR US + 0.51%), 08/15/2057	8,392,846	8,198,384
Series 4851, Class PO, 0.00%, 08/15/2057(g)	5,802,824	3,687,484
Series 4867, Class FA, 4.19% (30 day avg SOFR US + 0.51%), 03/15/2049	159,686	158,264
Series 4875, Class F, 4.24% (30 day avg SOFR US + 0.56%), 04/15/2049	1,536,632	1,511,684
Series 4882, Class F, 4.24% (30 day avg SOFR US + 0.56%), 05/15/2049	1,902,536	1,864,499
Series 4882, Class FA, 4.24% (30 day avg SOFR US + 0.56%), 05/15/2049	2,353,159	2,315,423
Series 4906, Class FA, 4.23% (30 day avg SOFR US + 0.56%), 09/25/2049	469,133	461,361
Series 4910, Class LZ, 3.00%, 09/25/2049(i)	431,191	290,199
Series 4911, Class FB, 4.23% (30 day avg SOFR US + 0.56%), 09/25/2049	1,043,682	1,026,741
Series 4912, Class PA, 2.00%, 06/25/2049	214,749	180,017
Series 4913, Class UF, 4.24% (30 day avg SOFR US + 0.56%), 03/15/2049	1,269,971	1,244,174
Series 4918, Class F, 4.23% (30 day avg SOFR US + 0.56%), 10/25/2049	5,195,494	5,114,163
Series 4921, Class FN, 4.23% (30 day avg SOFR US + 0.56%), 10/25/2049	693,802	679,321
Series 4921, Class NB, 1.75%, 08/25/2049	208,759	174,707
Series 4925, Class FY, 4.23% (30 day avg SOFR US + 0.56%), 10/25/2049	233,893	229,096
Series 4930, Class FG, 4.23% (30 day avg SOFR US + 0.56%), 11/25/2049	497,429	487,075
Series 4930, Class FJ, 4.23% (30 day avg SOFR US + 0.56%), 11/25/2049	492,262	481,943
Series 4936, Class DE, 2.50%, 12/25/2049	1,803,050	1,556,048
Series 4939, Class CF, 4.28% (30 day avg SOFR US + 0.61%), 12/25/2049	1,444,490	1,425,160
Series 4942, Class OQ, 0.00%, 04/15/2053(g)	1,686,427	1,416,065
Series 4943, Class JP, 2.50%, 09/25/2049	291,880	254,694

The accompanying notes are an integral part of these financial statements.

42

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Par	Value
AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 4960, Class PD, 2.00%, 10/25/2049	$184,009	$156,189
Series 4973, Class PO, 0.00%, 01/15/2041(g)	137,444	105,697
Series 4981, Class GF, 4.18% (30 day avg SOFR US + 0.51%), 06/25/2050	1,778,866	1,745,609
Series 4981, Class JF, 4.18% (30 day avg SOFR US + 0.51%), 06/25/2050	2,103,961	2,064,068
Series 4982, Class F, 4.23% (30 day avg SOFR US + 0.56%), 06/25/2050	1,899,866	1,867,637
Series 4993, Class KF, 4.23% (30 day avg SOFR US + 0.56%), 07/25/2050	2,426,004	2,369,354
Series 4993, Class UG, 1.50%, 07/25/2050	89,568	51,221
Series 5003, Class PA, 1.50%, 08/25/2050	1,468,153	1,159,875
Series 5019, Class PC, 1.00%, 10/25/2050	4,256,551	3,238,884
Series 5019, Class PL, 1.00%, 10/25/2050	2,496,325	1,899,497
Series 5020, Class HA, 1.00%, 08/25/2050	689,781	534,375
Series 5034, Class KD, 1.25%, 11/25/2050	382,954	287,903
Series 5034, Class KL, 1.25%, 11/25/2050	805,550	605,608
Series 5035, Class HM, 1.00%, 10/25/2050	510,494	254,203
Series 5037, Class QC, 2.00%, 11/25/2050	72,872	47,725
Series 5038, Class JP, 0.75%, 10/25/2050	9,607,382	6,948,524
Series 5038, Class PJ, 0.75%, 10/25/2050	1,160,695	842,513
Series 5050, Class TP, 1.50%, 09/25/2050	785,075	625,228
Series 5051, Class JP, 0.75%, 09/25/2050	564,388	408,277
Series 5053, Class KC, 1.00%, 12/25/2050	2,047,032	1,506,926
Series 5056, Class P, 0.75%, 12/25/2050	15,354,988	11,946,168
Series 5056, Class PB, 0.75%, 12/25/2050	1,085,905	839,997
Series 5057, Class KW, 2.00%, 03/25/2048	195,125	166,129
Series 5058, Class LW, 1.25%, 01/25/2051	96,630	46,176
Series 5058, Class PM, 0.75%, 12/25/2050	1,692,603	1,221,626
Series 5060, Class DP, 1.00%, 11/25/2050	2,898,257	2,199,011
Series 5060, Class EP, 1.00%, 12/25/2050	2,583,200	1,959,083
Series 5062, Class PA, 1.25%, 01/25/2051	1,407,206	1,052,451
Series 5068, Class AB, 1.00%, 11/25/2050	945,987	726,733
Series 5068, Class GE, 1.00%, 11/25/2050	306,068	244,924
Series 5070, Class DP, 1.00%, 08/25/2050	196,923	145,497
Series 5070, Class EP, 1.00%, 09/25/2050	3,034,385	2,302,318
Series 5070, Class JP, 2.00%, 01/25/2051	130,334	106,652
Series 5071, Class ET, 1.00%, 02/25/2051	83,511	59,716
Series 5071, Class GP, 2.00%, 02/25/2051	330,250	286,074
Series 5078, Class GJ, 0.75%, 02/25/2051	502,864	375,726
Series 5078, Class HA, 1.50%, 02/25/2051	421,148	200,265
Series 5081, Class DC, 1.00%, 03/25/2051	1,020,479	755,388
Series 5082, Class UA, 2.00%, 03/25/2051	2,985,011	2,335,430
Series 5083, Class CA, 1.00%, 10/25/2050	429,750	331,534
Series 5085, Class LC, 0.75%, 03/25/2051	196,980	146,207
Series 5087, Class PD, 0.75%, 03/25/2051	1,164,461	867,791
Series 5092, Class AS, 2.00%, 04/25/2051	86,528	41,948
Series 5093, Class VC, 1.50%, 12/25/2050	393,744	320,573
Series 5096, Class QG, 0.75%, 04/25/2051	997,608	724,441
Series 5099, Class GE, 1.75%, 09/25/2050	8,029,530	6,458,742

The accompanying notes are an integral part of these financial statements.

43

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Par	Value
AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 5101, Class CE, 1.00%, 02/25/2051	$1,124,779	$848,414
Series 5105, Class C, 2.00%, 03/25/2044	1,175,686	1,041,327
Series 5109, Class CD, 2.00%, 05/25/2051	430,604	257,077
Series 5119, Class AB, 1.50%, 08/25/2049	361,182	292,052
Series 5124, Class WG, 1.00%, 07/25/2051	566,718	427,639
Series 5131, Class JL, 1.00%, 08/25/2051	295,046	222,879
Series 5131, Class LB, 1.00%, 08/25/2051	289,617	218,529
Series 5131, Class TG, 1.00%, 04/25/2049	130,084	110,979
Series 5132, Class PA, 1.00%, 08/25/2051	1,101,194	906,341
Series 5135, Class PA, 1.00%, 08/25/2051	845,905	634,303
Series 5139, Class GA, 1.00%, 09/25/2051	601,557	473,693
Series 5142, Class PC, 1.00%, 09/25/2051	624,960	472,820
Series 5142, Class PN, 1.00%, 09/25/2051	597,626	455,251
Series 5147, Class PA, 1.00%, 10/25/2048	280,327	220,376
Series 5150, Class KD, 1.00%, 10/25/2051	891,766	714,308
Series 5151, Class GC, 1.50%, 10/25/2051	83,631	33,279
Series 5153, Class PA, 1.00%, 10/25/2051	484,016	401,984
Series 5162, Class LN, 1.00%, 09/25/2050	634,528	512,957
Series 5171, Class EB, 1.00%, 12/25/2051	617,527	499,447
Series 5181, Class EA, 1.88%, 05/25/2050	10,641,873	8,611,758
Series 5201, Class JC, 2.25%, 02/25/2052	625,724	557,226
Series 5245, Class FE, 4.31% (30 day avg SOFR US + 0.65%), 08/25/2052	29,965,932	29,615,594
Series 5257, Class FB, 4.36% (30 day avg SOFR US + 0.70%), 09/25/2052	56,871,286	55,993,876
Series 5328, Class JY, 0.25%, 09/25/2050	634,735	441,588
Series 5341, Class AO, 0.00%, 06/25/2050(g)	676,402	483,821
Series 5438, Class FB, 4.56% (30 day avg SOFR US + 0.90%), 08/25/2054	582,687	584,588
Series 5458, Class DF, 4.76% (30 day avg SOFR US + 1.10%), 10/25/2054	507,794	509,339
Series 5460, Class FN, 4.76% (30 day avg SOFR US + 1.10%), 10/25/2054	779,383	781,681
Series 5468, Class MF, 4.96% (30 day avg SOFR US + 1.30%), 11/25/2054	510,133	513,301
Series 5472, Class FB, 4.81% (30 day avg SOFR US + 1.15%), 11/25/2054	156,822	157,422
Series 5473, Class BF, 4.96% (30 day avg SOFR US + 1.30%), 11/25/2054	375,231	377,680
Series 5473, Class FA, 4.76% (30 day avg SOFR US + 1.10%), 11/25/2054	348,494	349,513
Series 5475, Class FA, 4.76% (30 day avg SOFR US + 1.10%), 11/25/2054	434,475	435,803
Series 5484, Class FD, 4.81% (30 day avg SOFR US + 1.15%), 12/25/2054	326,257	328,494
Series 5498, Class FC, 4.81% (30 day avg SOFR US + 1.15%), 01/25/2055	469,571	473,105
Series 5500, Class FW, 4.86% (30 day avg SOFR US + 1.20%), 10/25/2054	579,196	584,521
Series 5502, Class FG, 4.66% (30 day avg SOFR US + 1.00%), 02/25/2055	687,200	688,172
Series 5511, Class QF, 5.01% (30 day avg SOFR US + 1.35%), 03/25/2055	916,589	923,058
Series 5517, Class FE, 4.61% (30 day avg SOFR US + 0.95%), 03/25/2055	298,095	300,457
Series 5517, Class XF, 5.06% (30 day avg SOFR US + 1.40%), 03/25/2055	69,679	70,050
Series 5524, Class FA, 4.86% (30 day avg SOFR US + 1.20%), 04/25/2055	968,518	966,202
Series 5524, Class FB, 4.86% (30 day avg SOFR US + 1.20%), 04/25/2055	408,914	408,076
Series 5542, Class FL, 4.91% (30 day avg SOFR US + 1.25%), 05/25/2055	1,394,888	1,410,285
Series T-42, Class A5, 7.50%, 02/25/2042	111,003	118,335
Series T-60, Class 2A1, 4.31%, 03/25/2044(b)	354,463	320,645
Series T-76, Class 2A, 2.12%, 10/25/2037(b)	301,118	275,131

The accompanying notes are an integral part of these financial statements.

44

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Par	Value
AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Federal National Mortgage Association
Series 2002-26, Class A3, 5.24%, 06/25/2041(b)	$394,461	$397,018
Series 2002-8, Class FE, 4.53% (30 day avg SOFR US + 0.86%), 03/25/2032	25,270	25,385
Series 2002-9, Class FB, 4.53% (30 day avg SOFR US + 0.86%), 03/25/2032	26,093	25,629
Series 2003-25, Class KP, 5.00%, 04/25/2033	4,345	4,323
Series 2004-17, Class FT, 4.18% (30 day avg SOFR US + 0.51%), 04/25/2034	222,113	221,167
Series 2004-25, Class FA, 4.18% (30 day avg SOFR US + 0.51%), 04/25/2034	13,957	13,906
Series 2004-28, Class FA, 4.13% (30 day avg SOFR US + 0.46%), 05/25/2034	242,994	241,969
Series 2004-51, Class XO, 0.00%, 07/25/2034(g)	231,465	205,271
Series 2005-25, Class PF, 4.13% (30 day avg SOFR US + 0.46%), 04/25/2035	314,232	311,818
Series 2005-29, Class FY, 4.08% (30 day avg SOFR US + 0.41%), 04/25/2035	101,558	100,694
Series 2005-6, Class FE, 4.08% (30 day avg SOFR US + 0.41%), 02/25/2035	484,674	481,258
Series 2005-66, Class FB, 4.08% (30 day avg SOFR US + 0.41%), 07/25/2035	220,449	218,516
Series 2005-66, Class FD, 4.08% (30 day avg SOFR US + 0.41%), 07/25/2035	72,278	71,622
Series 2005-66, Class FH, 4.15% (30 day avg SOFR US + 0.48%), 07/25/2035	270,432	268,425
Series 2005-73, Class FD, 4.10% (30 day avg SOFR US + 0.43%), 08/25/2035	333,264	330,335
Series 2005-82, Class FY, 4.05% (30 day avg SOFR US + 0.38%), 09/25/2035	205,156	203,665
Series 2005-83, Class LF, 4.09% (30 day avg SOFR US + 0.42%), 02/25/2035	143,223	142,919
Series 2005-95, Class FH, 4.08% (30 day avg SOFR US + 0.41%), 11/25/2035	450,715	446,329
Series 2005-99, Class AF, 4.13% (30 day avg SOFR US + 0.46%), 12/25/2035	165,804	164,556
Series 2006-101, Class FD, 4.08% (30 day avg SOFR US + 0.41%), 07/25/2036	19,572	19,525
Series 2006-112, Class LF, 4.33% (30 day avg SOFR US + 0.66%), 11/25/2036	711,461	708,421
Series 2006-114, Class FN, 4.08% (30 day avg SOFR US + 0.41%), 12/25/2036	173,441	171,478
Series 2006-115, Class AF, 4.02% (30 day avg SOFR US + 0.35%), 12/25/2036	60,087	59,293
Series 2006-115, Class EF, 4.14% (30 day avg SOFR US + 0.47%), 12/25/2036	266,597	264,196
Series 2006-117, Class FA, 4.14% (30 day avg SOFR US + 0.47%), 12/25/2036	252,034	249,673
Series 2006-118, Class A1, 3.84% (30 day avg SOFR US + 0.17%), 12/25/2036	1,045,348	1,021,702
Series 2006-119, Class MF, 4.08% (30 day avg SOFR US + 0.41%), 12/25/2036	240,422	238,529
Series 2006-130, Class FA, 4.08% (30 day avg SOFR US + 0.41%), 01/25/2037	577,629	571,187
Series 2006-16, Class FA, 4.08% (30 day avg SOFR US + 0.41%), 03/25/2036	190,377	188,918
Series 2006-20, Class GF, 4.13% (30 day avg SOFR US + 0.46%), 04/25/2036	87,737	86,997
Series 2006-23, Class BD, 1.00%, 04/25/2036	297,979	262,101
Series 2006-36, Class GF, 4.08% (30 day avg SOFR US + 0.41%), 05/25/2036	359,787	356,115
Series 2006-42, Class CF, 4.23% (30 day avg SOFR US + 0.56%), 06/25/2036	62,052	61,779
Series 2006-44, Class FY, 4.35% (30 day avg SOFR US + 0.68%), 06/25/2036	402,591	402,164
Series 2006-63, Class FD, 4.23% (30 day avg SOFR US + 0.56%), 07/25/2036	144,306	143,656
Series 2006-72, Class TE, 4.08% (30 day avg SOFR US + 0.41%), 08/25/2036	77,780	77,035
Series 2006-76, Class QF, 4.18% (30 day avg SOFR US + 0.51%), 08/25/2036	220,737	219,367
Series 2006-8, Class NF, 4.15% (30 day avg SOFR US + 0.48%), 03/25/2036	144,312	143,139
Series 2006-90, Class BO, 0.00%, 09/25/2036(g)	374,466	330,596
Series 2006-94, Class GF, 4.13% (30 day avg SOFR US + 0.46%), 10/25/2026	4,266	4,265
Series 2006-95, Class FP, 4.08% (30 day avg SOFR US + 0.41%), 10/25/2036	111,667	110,651
Series 2007-100, Class KF, 4.33% (30 day avg SOFR US + 0.66%), 10/25/2037	618,371	616,178
Series 2007-106, Class FM, 4.32% (30 day avg SOFR US + 0.65%), 11/25/2037	579,475	577,319
Series 2007-109, Class NF, 4.33% (30 day avg SOFR US + 0.66%), 12/25/2037	508,603	506,800
Series 2007-117, Class MF, 4.48% (30 day avg SOFR US + 0.81%), 01/25/2038	75,732	75,877

The accompanying notes are an integral part of these financial statements.

45

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Par	Value
AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2007-4, Class DF, 4.22% (30 day avg SOFR US + 0.56%), 02/25/2037	$359,854	$356,856
Series 2007-43, Class EB, 4.01% (30 day avg SOFR US + 0.34%), 05/25/2037	307,901	303,885
Series 2007-65, Class KF, 4.16% (30 day avg SOFR US + 0.49%), 07/25/2037	21,282	21,077
Series 2007-75, Class VF, 4.23% (30 day avg SOFR US + 0.56%), 08/25/2037	308,502	307,113
Series 2007-85, Class FG, 4.28% (30 day avg SOFR US + 0.61%), 09/25/2037	169,375	168,457
Series 2007-85, Class FL, 4.32% (30 day avg SOFR US + 0.65%), 09/25/2037	527,924	525,951
Series 2007-86, Class FA, 4.23% (30 day avg SOFR US + 0.56%), 09/25/2037	538,577	536,191
Series 2007-91, Class FB, 4.38% (30 day avg SOFR US + 0.71%), 10/25/2037	1,030,062	1,028,428
Series 2007-91, Class JF, 4.38% (30 day avg SOFR US + 0.71%), 10/25/2037	169,483	169,209
Series 2007-95, Class A2, 5.20% (30 day avg SOFR US + 0.36%), 08/27/2036	1,702,805	1,726,808
Series 2007-96, Class AF, 4.50% (30 day avg SOFR US + 0.83%), 06/25/2037	80,904	81,070
Series 2008-15, Class FJ, 4.48% (30 day avg SOFR US + 0.81%), 03/25/2038	1,707,890	1,711,802
Series 2008-67, Class FG, 4.78% (30 day avg SOFR US + 1.11%), 07/25/2038	348,551	353,072
Series 2009-106, Class FA, 4.53% (30 day avg SOFR US + 0.86%), 01/25/2040	324,957	326,164
Series 2009-110, Class FG, 4.53% (30 day avg SOFR US + 0.86%), 01/25/2040	380,810	381,954
Series 2010-150, Class NF, 4.18% (30 day avg SOFR US + 0.51%), 11/25/2040	269,710	268,707
Series 2010-52, Class F, 4.43% (30 day avg SOFR US + 0.76%), 05/25/2040	486,446	486,734
Series 2010-54, Class BF, 4.18% (30 day avg SOFR US + 0.51%), 06/25/2036	136,789	135,830
Series 2010-61, Class PO, 0.00%, 03/25/2040(g)	107,740	87,563
Series 2010-68, Class FA, 4.78% (30 day avg SOFR US + 1.11%), 07/25/2040	240,325	242,985
Series 2010-95, Class FB, 4.18% (30 day avg SOFR US + 0.51%), 09/25/2040	1,069,144	1,063,286
Series 2011-118, Class CF, 4.28% (30 day avg SOFR US + 0.61%), 10/25/2039	28,517	28,443
Series 2011-123, Class JF, 4.13% (30 day avg SOFR US + 0.46%), 03/25/2041	277,479	276,551
Series 2011-126, Class WA, 2.50%, 12/25/2041	163,937	143,540
Series 2011-130, Class KO, 0.00%, 12/25/2041(g)	99,434	71,373
Series 2011-146, Class UF, 4.78% (30 day avg SOFR US + 1.11%), 01/25/2042	803,216	804,304
Series 2011-40, Class DF, 4.23% (30 day avg SOFR US + 0.56%), 05/25/2041	509,562	506,671
Series 2011-40, Class SB, 0.55% (-3 x 30 day avg SOFR US + 9.91%), 11/25/2040(f)	42,394	32,027
Series 2011-51, Class FM, 4.43% (30 day avg SOFR US + 0.76%), 06/25/2041	714,319	713,087
Series 2011-55, Class FH, 4.22% (30 day avg SOFR US + 0.55%), 06/25/2041	703,385	698,236
Series 2011-57, Class FE, 4.23% (30 day avg SOFR US + 0.56%), 07/25/2041	2,544,934	2,524,086
Series 2011-59, Class FA, 4.38% (30 day avg SOFR US + 0.71%), 07/25/2041	398,149	396,868
Series 2011-63, Class FA, 4.36% (30 day avg SOFR US + 0.69%), 07/25/2041	425,774	424,119
Series 2011-71, Class FA, 4.40% (30 day avg SOFR US + 0.73%), 12/25/2036	140,643	140,583
Series 2011-86, Class NF, 4.33% (30 day avg SOFR US + 0.66%), 09/25/2041	151,197	150,696
Series 2011-96, Class PF, 4.28% (30 day avg SOFR US + 0.61%), 10/25/2041	1,269,561	1,258,235
Series 2012-103, Class NF, 4.18% (30 day avg SOFR US + 0.51%), 09/25/2042	681,101	672,072
Series 2012-115, Class DY, 2.50%, 10/25/2042	520,000	411,870
Series 2012-120, Class QB, 2.50%, 08/25/2042	50,000	41,776
Series 2012-122, Class FM, 4.18% (30 day avg SOFR US + 0.51%), 11/25/2042	608,821	599,639
Series 2012-128, Class HS, 0.34% (-2 x 30 day avg SOFR US + 5.83%), 11/25/2042(f)	148,366	106,345
Series 2012-146, Class QA, 1.00%, 01/25/2043	60,786	52,758
Series 2012-15, Class BF, 4.33% (30 day avg SOFR US + 0.66%), 03/25/2042	146,447	145,348
Series 2012-15, Class KB, 3.50%, 03/25/2042	69,708	65,012
Series 2012-27, Class FA, 4.35% (30 day avg SOFR US + 0.68%), 03/25/2042	99,751	99,076

The accompanying notes are an integral part of these financial statements.

46

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Par	Value
AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2012-39, Class FK, 4.28% (30 day avg SOFR US + 0.61%), 04/25/2042	$476,197	$472,308
Series 2012-40, Class LX, 0.37% (-2 x 30 day avg SOFR US + 6.69%), 04/25/2042(f)	203,214	124,304
Series 2012-6, Class F, 4.28% (30 day avg SOFR US + 0.61%), 02/25/2042	595,754	591,020
Series 2012-65, Class FB, 4.30% (30 day avg SOFR US + 0.63%), 06/25/2042	181,374	179,851
Series 2012-67, Class GF, 4.23% (30 day avg SOFR US + 0.56%), 07/25/2042	1,443,085	1,428,532
Series 2012-70, Class FA, 4.23% (30 day avg SOFR US + 0.56%), 07/25/2042	612,624	606,562
Series 2012-71, Class FL, 4.28% (30 day avg SOFR US + 0.61%), 07/25/2042	135,201	133,843
Series 2012-72, Class FQ, 4.28% (30 day avg SOFR US + 0.61%), 07/25/2042	248,068	246,212
Series 2012-79, Class FM, 4.23% (30 day avg SOFR US + 0.56%), 07/25/2042	69,673	68,924
Series 2012-80, Class NA, 2.75%, 06/25/2042	164,443	150,742
Series 2012-84, Class FJ, 4.13% (30 day avg SOFR US + 0.46%), 01/25/2042	333,993	331,658
Series 2012-86, Class FP, 4.28% (30 day avg SOFR US + 0.61%), 08/25/2042	9,224,627	9,113,768
Series 2012-93, Class FC, 4.18% (30 day avg SOFR US + 0.51%), 09/25/2042	1,524,655	1,501,878
Series 2013-110, Class CO, 0.00%, 12/25/2039(g)	574,648	459,813
Series 2013-29, Class JE, 1.25%, 04/25/2043	313,558	257,637
Series 2013-31, Class PY, 2.50%, 02/25/2043	96,155	82,372
Series 2013-34, Class PF, 4.13% (30 day avg SOFR US + 0.46%), 08/25/2042	178,179	176,993
Series 2013-50, Class QC, 2.00%, 01/25/2043	145,083	131,699
Series 2013-50, Class US, 0.22% (-1 x 30 day avg SOFR US + 3.89%), 05/25/2043(f)	639,553	325,298
Series 2013-57, Class FN, 4.13% (30 day avg SOFR US + 0.46%), 06/25/2043	1,009,697	995,226
Series 2013-58, Class FY, 4.03% (30 day avg SOFR US + 0.36%), 02/25/2043	813,801	799,997
Series 2013-6, Class JT, 1.50%, 01/25/2043	88,613	77,827
Series 2013-68, Class NA, 1.00%, 03/25/2042	165,006	142,668
Series 2013-83, Class US, 1.22% (-1 x 30 day avg SOFR US + 4.89%), 08/25/2043(f)	160,197	111,510
Series 2013-98, Class PO, 0.00%, 09/25/2043(g)	1,536,487	1,189,278
Series 2014-17, Class PF, 4.18% (30 day avg SOFR US + 0.51%), 04/25/2044	1,334,750	1,314,267
Series 2014-47, Class AF, 4.15% (30 day avg SOFR US + 0.46%), 08/25/2044	599,436	593,109
Series 2014-63, Class FL, 4.18% (30 day avg SOFR US + 0.51%), 10/25/2044	1,058,915	1,045,510
Series 2015-27, Class HA, 3.00%, 03/25/2044	17,803	17,230
Series 2015-32, Class FA, 4.08% (30 day avg SOFR US + 0.41%), 05/25/2045	190,503	186,363
Series 2015-38, Class DF, 4.11% (30 day avg SOFR US + 0.42%), 06/25/2055	725,831	717,920
Series 2015-4, Class FA, 4.15% (30 day avg SOFR US + 0.46%), 02/25/2045	467,555	456,961
Series 2015-48, Class FB, 4.08% (30 day avg SOFR US + 0.41%), 07/25/2045	227,817	222,990
Series 2015-73, Class ES, 0.51% (-2 x 30 day avg SOFR US + 9.07%), 10/25/2045(f)	198,408	128,620
Series 2016-106, Class EF, 4.28% (30 day avg SOFR US + 0.61%), 01/25/2047	4,891,941	4,826,285
Series 2016-2, Class FB, 4.18% (30 day avg SOFR US + 0.51%), 02/25/2046	2,876,627	2,844,248
Series 2016-50, Class PC, 2.00%, 08/25/2046	582,130	471,941
Series 2016-61, Class ML, 3.00%, 09/25/2046	1,400,000	1,184,391
Series 2017-39, Class FT, 4.18% (30 day avg SOFR US + 0.51%), 05/25/2047	1,894,017	1,858,569
Series 2017-51, Class FC, 4.13% (30 day avg SOFR US + 0.46%), 07/25/2047	1,108,703	1,086,353
Series 2018-11, Class KA, 3.00%, 03/25/2048	968,522	854,131
Series 2018-16, Class FN, 4.03% (30 day avg SOFR US + 0.36%), 03/25/2048	293,834	285,072
Series 2018-21, Class PO, 0.00%, 04/25/2048(g)	7,210,651	5,230,395

The accompanying notes are an integral part of these financial statements.

47

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Par	Value
AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2018-22, Class FJ, 4.08% (30 day avg SOFR US + 0.41%), 04/25/2048	$179,026	$174,171
Series 2018-32, Class FC, 4.08% (30 day avg SOFR US + 0.41%), 05/25/2048	3,585,035	3,487,301
Series 2018-35, Class FA, 4.08% (30 day avg SOFR US + 0.41%), 05/25/2048	2,404,027	2,339,130
Series 2018-39, Class FG, 4.03% (30 day avg SOFR US + 0.36%), 11/25/2033	641,379	634,561
Series 2018-4, Class FM, 4.08% (30 day avg SOFR US + 0.41%), 02/25/2048	770,190	749,473
Series 2018-45, Class FT, 4.08% (30 day avg SOFR US + 0.41%), 06/25/2048	739,500	720,438
Series 2018-76, Class FN, 4.13% (30 day avg SOFR US + 0.46%), 10/25/2048	3,396,798	3,314,735
Series 2018-94, Class FA, 4.18% (30 day avg SOFR US + 0.51%), 01/25/2049	547,141	536,786
Series 2019-1, Class NF, 4.23% (30 day avg SOFR US + 0.56%), 02/25/2049	2,006,565	1,975,009
Series 2019-12, Class FB, 4.23% (30 day avg SOFR US + 0.56%), 04/25/2049	209,338	205,391
Series 2019-17, Class JF, 4.18% (30 day avg SOFR US + 0.51%), 04/25/2049	5,024,614	4,945,468
Series 2019-20, Class ND, 2.50%, 05/25/2049	234,014	194,718
Series 2019-20, Class NE, 2.75%, 05/25/2049	298,368	260,341
Series 2019-24, Class NJ, 2.50%, 05/25/2049	957,124	826,450
Series 2019-25, Class FA, 4.23% (30 day avg SOFR US + 0.56%), 06/25/2049	176,302	173,482
Series 2019-25, Class PD, 2.50%, 05/25/2048	411,746	370,355
Series 2019-33, Class FB, 4.23% (30 day avg SOFR US + 0.56%), 07/25/2049	131,978	129,531
Series 2019-34, Class KP, 2.50%, 07/25/2049	59,157	49,626
Series 2019-35, Class FA, 4.18% (30 day avg SOFR US + 0.51%), 07/25/2049	4,140,669	4,082,832
Series 2019-43, Class FC, 4.18% (30 day avg SOFR US + 0.51%), 08/25/2049	225,042	221,392
Series 2019-46, Class FG, 4.18% (30 day avg SOFR US + 0.51%), 08/25/2049	213,163	210,969
Series 2019-48, Class ML, 3.00%, 09/25/2049	75,990	51,849
Series 2019-51, Class TB, 2.25%, 05/25/2049	1,196,949	1,045,811
Series 2019-57, Class FG, 4.23% (30 day avg SOFR US + 0.56%), 10/25/2049	4,954,752	4,878,560
Series 2019-57, Class LF, 4.28% (30 day avg SOFR US + 0.61%), 10/25/2049	13,376,997	13,133,889
Series 2019-62, Class FA, 4.28% (30 day avg SOFR US + 0.61%), 11/25/2059	900,577	888,159
Series 2019-65, Class HA, 2.50%, 11/25/2049	390,563	334,234
Series 2019-68, Class KP, 2.50%, 11/25/2049	241,620	207,130
Series 2019-69, Class FA, 4.28% (30 day avg SOFR US + 0.61%), 12/25/2049	606,626	598,685
Series 2019-8, Class FA, 4.23% (30 day avg SOFR US + 0.56%), 03/25/2049	691,105	683,616
Series 2019-81, Class FJ, 4.28% (30 day avg SOFR US + 0.61%), 01/25/2050	2,035,636	1,999,264
Series 2020-37, Class FD, 4.18% (30 day avg SOFR US + 0.51%), 06/25/2050	831,918	824,171
Series 2020-46, Class PA, 1.00%, 07/25/2050	754,903	558,533
Series 2020-48, Class DA, 2.00%, 07/25/2050	585,959	492,847
Series 2020-49, Class GA, 1.50%, 02/25/2049	330,103	274,997
Series 2020-61, Class GF, 3.99% (30 day avg SOFR US + 0.33%), 09/25/2050	4,093,890	3,817,123
Series 2020-70, Class JC, 1.25%, 10/25/2050	6,208,442	4,616,265
Series 2020-71, Class KU, 1.00%, 10/25/2050	95,471	52,999
Series 2020-75, Class ND, 1.25%, 10/25/2050	2,357,487	1,752,881
Series 2020-75, Class PB, 1.00%, 11/25/2050	3,272,405	2,671,825
Series 2020-78, Class CA, 2.00%, 10/25/2044	27,390	25,102
Series 2020-80, Class JF, 3.96% (30 day avg SOFR US + 0.30%), 11/25/2050	1,547,169	1,489,890
Series 2020-80, Class MA, 1.00%, 11/25/2050	3,122,163	2,304,124
Series 2020-92, Class PH, 1.00%, 02/25/2050	3,031,366	2,316,413
Series 2020-95, Class BE, 0.75%, 01/25/2051	1,013,003	735,537
Series 2020-96, Class NW, 1.00%, 01/25/2051	935,623	709,445

The accompanying notes are an integral part of these financial statements.

48

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Par	Value
AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2021-15, Class GD, 1.00%, 04/25/2051	$534,232	$395,535
Series 2021-15, Class HD, 1.00%, 04/25/2051	1,807,406	1,338,567
Series 2021-15, Class HN, 1.00%, 04/25/2051	338,889	250,981
Series 2021-18, Class AD, 0.75%, 11/25/2049	628,608	530,838
Series 2021-2, Class HB, 1.00%, 02/25/2051	632,322	471,156
Series 2021-21, Class KD, 1.00%, 02/25/2050	380,744	282,565
Series 2021-25, Class GA, 1.00%, 05/25/2051	634,378	484,909
Series 2021-36, Class PM, 1.00%, 06/25/2051	390,092	296,304
Series 2021-42, Class AC, 2.00%, 02/25/2051	170,123	144,963
Series 2021-43, Class LD, 1.00%, 07/25/2051	275,704	209,550
Series 2021-53, Class ND, 1.00%, 06/25/2050	287,850	218,234
Series 2021-56, Class HE, 1.25%, 09/25/2051	430,240	372,427
Series 2021-58, Class KC, 1.50%, 04/25/2051	3,187,105	2,748,641
Series 2021-58, Class LD, 1.50%, 03/25/2051	1,354,045	1,172,080
Series 2021-65, Class GA, 2.00%, 07/25/2049	68,996	56,791
Series 2021-66, Class HB, 2.00%, 10/25/2051(e)	149,034	91,190
Series 2021-69, Class LK, 1.50%, 05/25/2051	1,334,285	1,146,418
Series 2021-72, Class JC, 1.25%, 05/25/2051	716,729	613,223
Series 2021-75, Class PB, 1.50%, 11/25/2051	1,384,972	1,192,617
Series 2021-87, Class NC, 1.50%, 11/25/2051	1,428,487	1,172,765
Series 2021-87, Class QA, 2.00%, 12/25/2051	277,220	167,027
Series 2021-87, Class QC, 2.00%, 12/25/2051	474,315	287,950
Series 2021-87, Class WM, 2.00%, 12/25/2051	61,000	36,294
Series 2021-93, Class CG, 2.00%, 03/25/2047	2,084,453	1,791,032
Series 2021-94, Class KU, 2.00%, 12/25/2051	97,533	55,535
Series 2022-17, Class YE, 3.50%, 04/25/2052	69,000	62,261
Series 2022-66, Class CA, 4.50%, 10/25/2052	16,970	16,255
Series 2023-36, Class AO, 0.00%, 08/25/2050(g)	757,896	549,751
Series 2023-38, Class FD, 4.53% (30 day avg SOFR US + 0.86%), 10/25/2039	1,196,820	1,170,480
Series 2024-38, Class FE, 4.71% (30 day avg SOFR US + 1.05%), 06/25/2054	311,713	313,020
Series 2025-11, Class FB, 4.66% (30 day avg SOFR US + 1.00%), 03/25/2055	722,373	724,395
Series 2025-16, Class FA, 4.81% (30 day avg SOFR US + 1.15%), 03/25/2055	495,103	498,752
Series 2025-24, Class FA, 4.56% (30 day avg SOFR US + 0.90%), 04/25/2055	238,105	239,225
Series 2025-35, Class FM, 4.71% (30 day avg SOFR US + 1.05%), 05/25/2055	182,202	184,095
Series 2025-5, Class FA, 4.86% (30 day avg SOFR US + 1.20%), 02/25/2055	595,495	600,828
Series 371, Class 1, 0.00%, 07/25/2036(g)	433,334	378,703
Series 399, Class 1, 0.00%, 11/25/2039(g)	1,262,767	1,035,098
Series 405, Class 1, 0.00%, 10/25/2040(g)	1,167,744	927,578
Freddie Mac Whole Loan, Series 2005-S001, Class 2A2, 3.94% (1 mo. Term SOFR + 0.26%), 09/25/2045	7,155,106	7,003,969
Freddie Mac Whole Loan Securities Trust, Series 2017-SC02, Class 2A, 3.50%, 05/25/2047	19,975	17,523
Government National Mortgage Association
Series 2004-63, Class FL, 4.14% (1 mo. Term SOFR + 0.46%), 08/16/2034	29,394	29,206
Series 2004-80, Class FA, 4.19% (1 mo. Term SOFR + 0.51%), 10/20/2034	222,413	221,186
Series 2007-17, Class CF, 4.04% (1 mo. Term SOFR + 0.36%), 04/16/2037	117,958	117,218
Series 2007-26, Class FD, 3.99% (1 mo. Term SOFR + 0.31%), 05/16/2037	1,538,995	1,520,322

The accompanying notes are an integral part of these financial statements.

49

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Par	Value
AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2008-65, Class FG, 4.54% (1 mo. Term SOFR + 0.86%), 08/20/2038	$416,761	$416,762
Series 2009-14, Class FA, 4.71% (1 mo. Term SOFR + 1.03%), 03/20/2039	702,748	705,401
Series 2009-36, Class FE, 4.59% (1 mo. Term SOFR + 0.91%), 09/20/2038	691,184	691,740
Series 2009-40, Class PO, 0.00%, 06/20/2039(g)	416,217	327,988
Series 2009-50, Class FW, 4.79% (1 mo. Term SOFR + 1.11%), 07/20/2039	492,868	496,085
Series 2009-52, Class FD, 4.74% (1 mo. Term SOFR + 1.06%), 07/16/2039	261,579	262,150
Series 2009-83, Class TF, 4.69% (1 mo. Term SOFR + 1.01%), 08/20/2039	702,463	706,787
Series 2010-147, Class PG, 3.50%, 05/20/2040	16,493	16,399
Series 2010-25, Class FH, 4.51% (1 mo. Term SOFR + 0.83%), 02/16/2040	388,670	389,256
Series 2010-42, Class OP, 0.00%, 04/20/2040(g)	995,646	810,060
Series 2010-68, Class GF, 4.24% (1 mo. Term SOFR + 0.56%), 12/16/2039	225,580	225,305
Series 2010-79, Class YF, 4.14% (1 mo. Term SOFR + 0.46%), 05/20/2035	915,324	907,595
Series 2011-117, Class FJ, 4.66% (1 mo. Term SOFR + 0.98%), 08/20/2041	663,016	668,633
Series 2011-135, Class FN, 4.19% (1 mo. Term SOFR + 0.51%), 10/16/2041	211,442	209,476
Series 2011-135, Class WH, 3.00%, 07/16/2041	136,518	123,888
Series 2011-151, Class DL, 3.00%, 06/16/2041(e)	153,500	135,560
Series 2011-151, Class FD, 4.19% (1 mo. Term SOFR + 0.51%), 06/16/2041	1,614,723	1,601,065
Series 2011-151, Class FJ, 4.14% (1 mo. Term SOFR + 0.46%), 11/20/2041	396,395	392,155
Series 2011-151, Class GF, 4.19% (1 mo. Term SOFR + 0.51%), 11/20/2041	1,185,346	1,172,966
Series 2011-69, Class FB, 4.44% (1 mo. Term SOFR + 0.76%), 05/20/2041	1,391,363	1,388,062
Series 2011-75, Class PO, 0.00%, 05/20/2041(g)	152,964	137,568
Series 2011-81, Class FT, 4.29% (1 mo. Term SOFR + 0.61%), 04/16/2040	482,715	480,743
Series 2011-83, Class F, 4.17% (1 mo. Term SOFR + 0.49%), 06/20/2041	936,095	926,732
Series 2012-106, Class QD, 1.50%, 07/20/2042	53,006	47,098
Series 2012-143, Class QD, 1.50%, 10/20/2042	113,415	100,058
Series 2012-17, Class CB, 3.50%, 02/20/2042	906,960	861,015
Series 2012-21, Class QF, 4.14% (1 mo. Term SOFR + 0.46%), 02/20/2042	811,080	805,013
Series 2012-40, Class PW, 4.00%, 01/20/2042	120,628	117,974
Series 2012-84, Class QD, 2.00%, 07/16/2042	44,103	38,919
Series 2012-96, Class FQ, 4.19% (1 mo. Term SOFR + 0.51%), 08/20/2042	444,272	441,606
Series 2013-131, Class PF, 4.14% (1 mo. Term SOFR + 0.46%), 09/16/2043	393,333	389,375
Series 2013-64, Class NF, 4.04% (1 mo. Term SOFR + 0.36%), 04/20/2043	272,953	270,158
Series 2013-72, Class DA, 2.04%, 11/16/2047	130,000	96,338
Series 2014-2, Class BK, 0.00%, 04/16/2040(g)	178,503	143,450
Series 2014-94, Class CA, 1.75%, 01/20/2044	45,389	42,076
Series 2015-126, Class GS, 0.51% (-2 x 1 mo. Term SOFR + 9.07%), 09/20/2045(f)	357,665	228,998
Series 2015-159, Class DW, 0.00% (-3 x 1 mo. Term SOFR + 7.79%), 08/20/2045(f)(h)	208,043	135,319
Series 2015-53, Class KC, 3.00%, 04/16/2045	58,513	44,103
Series 2015-77, Class DG, 2.50%, 05/20/2045	65,976	59,367
Series 2015-8, Class LZ, 3.00%, 11/16/2044(i)	768,546	697,363
Series 2016-108, Class QA, 2.00%, 07/20/2045	398,807	360,394
Series 2016-49, Class MF, 4.29% (1 mo. Term SOFR + 0.61%), 04/20/2046	1,266,804	1,257,846
Series 2017-149, Class CA, 2.50%, 02/20/2046	328,119	307,966
Series 2017-174, Class LP, 3.00%, 08/20/2046	216,622	208,914
Series 2017-180, Class GF, 4.08% (1 mo. Term SOFR + 0.41%), 12/20/2047	308,420	300,052

The accompanying notes are an integral part of these financial statements.

50

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Par	Value
AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2017-39, Class BD, 2.50%, 06/20/2045	$97,046	$94,970
Series 2018-120, Class FL, 4.09% (1 mo. Term SOFR + 0.41%), 09/20/2048	150,248	146,451
Series 2018-138, Class FB, 4.09% (1 mo. Term SOFR + 0.41%), 10/20/2048	2,217,628	2,161,517
Series 2018-168, Class KF, 4.14% (1 mo. Term SOFR + 0.46%), 12/20/2048	2,760,472	2,706,526
Series 2018-49, Class FM, 4.04% (1 mo. Term SOFR + 0.36%), 04/20/2048	827,652	804,939
Series 2018-77, Class FA, 4.09% (1 mo. Term SOFR + 0.41%), 06/20/2048	2,524,553	2,459,048
Series 2018-94, Class AC, 3.50%, 07/20/2048	349,042	318,789
Series 2019-103, Class FG, 4.24% (1 mo. Term SOFR + 0.56%), 04/20/2049	709,102	696,182
Series 2019-115, Class FG, 4.24% (1 mo. Term SOFR + 0.56%), 09/20/2049	6,184,912	6,060,441
Series 2019-115, Class UF, 4.24% (1 mo. Term SOFR + 0.56%), 09/20/2049	5,467,976	5,357,717
Series 2019-148, Class NA, 3.00%, 09/20/2049	460,714	418,965
Series 2019-152, Class DP, 3.00%, 09/20/2049	195,822	187,248
Series 2019-23, Class FT, 4.24% (1 mo. Term SOFR + 0.56%), 02/20/2049	1,425,762	1,403,722
Series 2019-23, Class KA, 3.50%, 10/20/2048	235,624	222,224
Series 2019-23, Class NE, 3.50%, 11/20/2048	499,205	466,253
Series 2019-30, Class UA, 0.00%, 05/16/2038(g)	272,265	221,805
Series 2019-33, Class F, 4.24% (1 mo. Term SOFR + 0.56%), 03/20/2049	310,510	305,924
Series 2019-43, Class CF, 4.24% (1 mo. Term SOFR + 0.56%), 04/20/2049	10,648,999	10,453,257
Series 2019-43, Class SQ, 2.26% (-1 x 1 mo. Term SOFR + 5.94%), 04/20/2049(d)(f)	1,888,241	159,038
Series 2019-44, Class FM, 4.24% (1 mo. Term SOFR + 0.56%), 04/20/2049	2,864,837	2,813,732
Series 2019-71, Class FK, 4.14% (1 mo. Term SOFR + 0.46%), 06/20/2049	4,837,895	4,724,617
Series 2019-78, Class FB, 4.19% (1 mo. Term SOFR + 0.51%), 06/20/2049	4,354,135	4,280,724
Series 2019-83, Class MF, 4.00% (1 mo. Term SOFR + 0.71%), 07/20/2049	6,102,400	5,632,260
Series 2019-90, Class AF, 4.19% (1 mo. Term SOFR + 0.51%), 07/20/2049	361,474	353,744
Series 2019-98, Class KF, 4.24% (1 mo. Term SOFR + 0.56%), 08/20/2049	2,788,026	2,734,269
Series 2020-127, Class LP, 1.50%, 06/20/2050	722,315	581,571
Series 2020-134, Class AP, 1.00%, 09/20/2050	2,160,691	1,751,694
Series 2020-134, Class AQ, 1.00%, 09/20/2050	2,700,863	2,189,618
Series 2020-134, Class XG, 1.00%, 09/20/2050	429,998	193,678
Series 2020-149, Class BP, 1.00%, 10/20/2050	2,024,780	1,548,032
Series 2020-149, Class JT, 1.00%, 10/20/2050	3,121,451	2,482,951
Series 2020-149, Class UY, 2.00%, 10/20/2050	151,103	84,924
Series 2020-160, Class KQ, 1.50%, 10/20/2050	587,568	365,700
Series 2020-165, Class UC, 1.25%, 11/20/2050	603,707	461,720
Series 2020-183, Class HX, 1.00%, 12/20/2049	48,000	24,326
Series 2020-191, Class PC, 1.00%, 12/20/2050	3,407,396	2,733,698
Series 2020-30, Class FE, 4.24% (1 mo. Term SOFR + 0.56%), 03/20/2050	9,393,727	9,205,608
Series 2020-35, Class MP, 2.75%, 03/20/2050	357,061	303,445
Series 2020-5, Class NA, 3.50%, 12/20/2049	176,073	163,983
Series 2020-62, Class KF, 4.14% (1 mo. Term SOFR + 0.46%), 05/20/2050	11,945,436	11,621,103
Series 2020-7, Class FM, 4.24% (1 mo. Term SOFR + 0.56%), 01/20/2050	18,462,143	18,082,899
Series 2021-103, Class QD, 1.00%, 06/20/2051	476,174	365,546
Series 2021-139, Class QO, 0.00%, 09/20/2049(g)	881,942	391,657
Series 2021-146, Class QA, 1.00%, 08/20/2051	292,201	224,493
Series 2021-154, Class CE, 1.75%, 09/20/2051	230,628	200,655
Series 2021-158, Class A, 1.00%, 01/20/2050	751,871	570,914

The accompanying notes are an integral part of these financial statements.

51

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Par	Value
AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2021-160, Class MA, 1.00%, 01/20/2050	$391,521	$304,184
Series 2021-26, Class PC, 0.75%, 02/20/2051	263,136	192,690
Series 2021-27, Class TA, 1.50%, 02/20/2051	472,965	374,815
Series 2021-46, Class KU, 1.50%, 02/20/2051	195,993	95,640
Series 2021-58, Class DB, 1.00%, 02/20/2051	476,870	403,293
Series 2021-58, Class NA, 1.00%, 07/20/2050	448,231	344,109
Series 2021-66, Class DU, 2.00%, 04/20/2051	40,732	23,881
Series 2021-86, Class MB, 1.00%, 05/20/2051	482,403	369,956
Series 2021-98, Class IY, 3.00%, 06/20/2051(d)	117,184	14,890
Series 2022-154, Class FC, 4.22% (30 day avg SOFR US + 0.55%), 09/20/2052	2,441,391	2,406,415
Series 2022-24, Class UA, 2.50%, 02/20/2052	76,892	45,493
Series 2022-78, Class FM, 4.50% (30 day avg SOFR US + 0.85%), 04/20/2052	10,461,890	10,019,784
Series 2023-101, Class KO, 0.00%, 01/20/2051(g)	1,462,153	966,482
Series 2023-117, Class FA, 4.92% (30 day avg SOFR US + 1.25%), 08/20/2053	413,070	415,380
Series 2023-80, Class GF, 4.57% (30 day avg SOFR US + 0.90%), 06/20/2053	103,184	103,340
Series 2024-51, Class FL, 4.57% (30 day avg SOFR US + 0.90%), 03/20/2054	184,635	184,877
Series 2024-64, Class YF, 4.76% (30 day avg SOFR US + 1.10%), 04/20/2054	19,369	19,460
Series 2024-95, Class FW, 4.77% (30 day avg SOFR US + 1.10%), 06/20/2054	257,857	258,763
Series 2026-2, Class SB, 2.45% (-1 x 30 day avg SOFR US + 6.12%), 01/20/2056(d)(f)	28,969,391	3,029,717
TOTAL AGENCY MORTGAGE-BACKED SECURITIES (Cost $631,116,179)		632,340,499
U.S. TREASURY SECURITIES - 10.7%
STRIPS, 0.00%, 05/15/2045(h)	50,000,000	18,792,755
United States Treasury Floating Rate Note
3.86% (3 mo. U.S. Treasury Money Market Yield + 0.21%), 10/31/2026	50,500,000	50,547,619
3.75% (3 mo. U.S. Treasury Money Market Yield + 0.10%), 01/31/2027	25,000,000	25,008,400
3.81% (3 mo. U.S. Treasury Money Market Yield + 0.16%), 04/30/2027	50,000,000	50,052,679
3.81% (3 mo. U.S. Treasury Money Market Yield + 0.16%), 07/31/2027	28,000,000	28,025,669
3.84% (3 mo. U.S. Treasury Money Market Yield + 0.19%), 10/31/2027	50,000,000	50,059,258
3.75% (3 mo. U.S. Treasury Money Market Yield + 0.10%), 01/31/2028	24,000,000	23,990,739
TOTAL U.S. TREASURY SECURITIES (Cost $245,997,272)		246,477,119
MUNICIPAL BONDS - 1.5%
Florida Housing Finance Corp.
5.00%, 07/01/2050	5,915,000	5,938,816
4.90%, 07/01/2056	150,000	149,490
Georgia Housing & Finance Authority, 5.20%, 12/01/2050	5,175,000	5,243,869
Illinois Housing Development Authority, 4.95%, 04/01/2051	6,000,000	6,010,901
Indiana Housing & Community Development Authority, 4.95%, 07/01/2050	3,535,000	3,548,484
Ohio Housing Finance Agency, 4.80%, 09/01/2055	1,215,000	1,184,309
Texas Department of Housing & Community Affairs, 5.00%, 07/01/2050	7,025,000	7,060,239
Virginia Housing Development Authority, 4.88%, 07/01/2056	5,225,000	5,232,559
TOTAL MUNICIPAL BONDS (Cost $34,329,380)		34,368,667

The accompanying notes are an integral part of these financial statements.

52

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - 1.1%
Finance and Insurance - 1.1%
Athene Global Funding
4.64% (SOFR + 0.95%), 03/06/2028(a)	$5,000,000	$4,995,371
4.69% (SOFR + 1.00%), 09/18/2028(a)	11,000,000	10,943,599
Goldman Sachs Group, Inc., 4.60% (SOFR + 0.92%), 10/21/2029	10,000,000	10,005,007
		25,943,977
TOTAL CORPORATE BONDS (Cost $26,010,010)		25,943,977
U.S. GOVERNMENT AGENCY ISSUES - 0.8%
Federal Farm Credit Banks Funding Corp, 5.04%, 03/10/2039	19,523,000	19,291,345
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $19,171,586)		19,291,345
MORTGAGE SECURED NOTES - 0.0%(j)
Korth Direct Mortgage, Inc., Series 2021 B, 12.50%, 01/25/2027(a)(e)	800,000	0
TOTAL MORTGAGE SECURED NOTES (Cost $800,000)		0
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 3.5%
3.64%, 05/26/2026(k)	40,500,000	40,275,085
3.59%, 07/30/2026(k)	40,000,000	39,519,380
TOTAL U.S. TREASURY BILLS (Cost $79,805,755)		79,794,465
	Shares
MONEY MARKET FUNDS - 0.5%
First American Government Obligations Fund - Class X, 3.58%(l)	11,460,200	11,460,200
TOTAL MONEY MARKET FUNDS (Cost $11,460,200)		11,460,200
TOTAL INVESTMENTS - 99.4% (Cost $2,293,835,913)		$2,287,106,987
Other Assets in Excess of Liabilities - 0.6%		13,209,570
TOTAL NET ASSETS - 100.0%		$2,300,316,557

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
Ent 11th COFI Repl - Enterprise 11th District COFI Replacement Index
LLC - Limited Liability Company
LP - Limited Partnership
PO - Principal Only
SOFR - Secured Overnight Financing Rate
The accompanying notes are an integral part of these financial statements.

53

REGAN TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $442,790,330 or 19.2% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2026.

(c)	Step coupon bond. The rate disclosed is as of March 31, 2026.
(d)	Interest only security.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $48,992,283 or 2.1% of net assets as of March 31, 2026.

(f)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(g)	Principal only security.
(h)	Zero coupon bonds make no periodic interest payments.
(i)
This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of March 31, 2026.

(j)	Represents less than 0.05% of net assets.
(k)	The rate shown is the annualized yield as of March 31, 2026.
(l)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

54

Regan Total Return Income Fund
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026 (Unaudited)

ASSETS:
Investments, at value	$2,287,106,987
Receivable for investments sold	360,245,249
Interest receivable	8,629,420
Receivable for fund shares sold	5,816,975
Deposit at broker for derivative instruments	3,108,496
Dividends receivable	31,288
Prepaid expenses and other assets	319,127
Total assets	2,665,257,542
LIABILITIES:
Payable for investments purchased	355,489,909
Payable for fund shares redeemed	7,051,806
Payable to Advisor	1,524,318
Payable for fund administration and accounting fees	357,899
Payable for distribution and shareholder servicing fees	292,478
Payable for transfer agent fees and expenses	102,363
Payable for custodian fees	52,112
Payable for legal fees	15,514
Payable for compliance fees	3,006
Payable for expenses and other liabilities	51,580
Total liabilities	364,940,985
NET ASSETS	$2,300,316,557
Net Assets Consists of:
Paid-in capital	$2,142,751,923
Total distributable earnings	157,564,634
Total net assets	$2,300,316,557
Institutional Class
Net assets	$2,146,055,218
Shares issued and outstanding(a)	225,504,039
Net asset value per share	$9.52
Investor Class
Net assets	$154,261,339
Shares issued and outstanding(a)	16,072,017
Net asset value per share	$9.60
Cost:
Investments, at cost	$2,293,835,913

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

55

REGAN TOTAL RETURN INCOME FUND
STATEMENT OF OPERATIONS
For the Period Ended March 31, 2026 (Unaudited)

INVESTMENT INCOME:
Dividend income	$890,442
Interest income	65,636,388
Total investment income	66,526,830
EXPENSES:
Investment advisory fee	9,113,191
Shareholder service costs - Institutional Class	1,000,717
Shareholder service costs - Investor Class	71,423
Fund administration and accounting fees	754,131
Distribution expenses - Investor Class	178,558
Transfer agent fees	168,950
Federal and state registration fees	125,331
Custodian fees	110,652
Reports to shareholders	32,580
Legal fees	27,617
Interest expense	13,518
Audit fees	12,133
Trustees’ fees	8,852
Compliance fees	6,006
Other expenses and fees	17,100
Total expenses	11,640,759
Expense reimbursement by Advisor	(834,496)
Net expenses	10,806,263
NET INVESTMENT INCOME	55,720,567
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments	3,101,123
Net realized gain	3,101,123
Net change in unrealized appreciation (depreciation) on:
Investments	(14,499,284)
Net change in unrealized appreciation (depreciation)	(14,499,284)
Net realized and unrealized loss	(11,398,161)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$44,322,406

The accompanying notes are an integral part of these financial statements.

56

REGAN TOTAL RETURN INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
OPERATIONS:
Net investment income	$55,720,567	$65,139,719
Net realized gain	3,101,123	6,598,971
Net change in unrealized appreciation (depreciation)	(14,499,284)	14,705,651
Net increase in net assets from operations	44,322,406	86,444,341
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Class	(73,480,031)	(60,326,721)
From earnings - Investor Class	(4,815,827)	(5,146,282)
Total distributions to shareholders	(78,295,858)	(65,473,003)
CAPITAL TRANSACTIONS:
Shares sold - Institutional Class	1,061,448,221	890,503,908
Shares issued from reinvestment of distributions - Institutional Class	64,560,896	50,505,645
Shares redeemed - Institutional Class	(400,198,023)	(313,494,050)
Shares sold - Investor Class	36,921,661	126,688,002
Shares issued from reinvestment of distributions - Investor Class	4,590,014	4,778,626
Shares redeemed - Investor Class	(26,688,180)	(60,238,857)
Net increase in net assets from capital transactions	740,634,589	698,743,274
NET INCREASE IN NET ASSETS	706,661,137	719,714,612
NET ASSETS:
Beginning of the period	1,593,655,420	873,940,808
End of the period	$2,300,316,557	$1,593,655,420
SHARES TRANSACTIONS
Shares sold - Institutional Class	109,739,184	93,499,956
Shares issued from reinvestment of distributions - Institutional Class	6,766,283	5,319,590
Shares redeemed - Institutional Class	(41,621,628)	(32,882,803)
Shares sold - Investor Class	3,813,779	13,213,632
Shares issued from reinvestment of distributions - Investor Class	477,083	498,370
Shares redeemed - Investor Class	(2,749,437)	(6,264,918)
Total increase in shares outstanding	76,425,264	7,447,084

The accompanying notes are an integral part of these financial statements.

57

Regan Total Return Income Fund
Financial Highlights
Institutional Class

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30,				Period End September 30, 2021(a)
		2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$9.64	$9.52	$9.14	$9.29	$10.27	$10.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.25	0.49	0.58	0.99	0.74	0.95
Net realized and unrealized gain (loss) on investments(c)	(0.03)	0.10	0.38	(0.58)	(0.89)	0.49
Total gain (loss) from investment operations	0.22	0.59	0.96	0.41	(0.15)	1.44
LESS DISTRIBUTIONS FROM:
Net investment income	(0.23)	(0.41)	(0.58)	(0.56)	(0.45)	(0.82)
Net realized gains	(0.11)	(0.06)	—	—	(0.02)	(0.06)
Return of capital	—	—	—	—	(0.36)	(0.29)
Total distributions	(0.34)	(0.47)	(0.58)	(0.56)	(0.83)	(1.17)
Net asset value, end of period	$9.52	$9.64	$9.52	$9.14	$9.29	$10.27
TOTAL RETURN(d)	2.34%	6.41%	10.71%	4.52%	−1.65%	14.96%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,146,055	$1,452,382	$805,987	$404,455	$180,600	$52,283
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(e)	1.07%	1.08%	1.19%	1.27%	1.40%	2.56%
After expense reimbursement/ recoupment(e)	0.99%	1.02%	1.24%	1.30%	1.30%	1.28%
Ratio of dividends, interest and borrowing expense to average net assets(e)	—%(f)	—%	—%	—%	—%	—%
Ratio of net investment income to average net assets(e)	5.21%	5.10%	6.06%	10.62%	7.61%	9.15%
Portfolio turnover rate(d)	20%	28%	29%	22%	63%	88%

(a)	Inception date of the Fund was October 1, 2020.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.
The accompanying notes are an integral part of these financial statements.

58

Regan Total Return Income Fund
Financial Highlights
Investor Class

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30,				Period End September 30, 2021(a)
		2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$9.72	$9.59	$9.22	$9.36	$10.36	$10.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.24	0.46	0.56	0.99	0.72	1.03
Net realized and unrealized gain (loss) on investments(c)	(0.03)	0.12	0.37	(0.59)	(0.90)	0.41
Total gain (loss) from investment operations	0.21	0.58	0.93	0.40	(0.18)	1.44
LESS DISTRIBUTIONS FROM:
Net investment income	(0.22)	(0.39)	(0.56)	(0.54)	(0.44)	(0.75)
Net realized gains	(0.11)	(0.06)	—	—	(0.02)	(0.06)
Return of capital	—	—	—	—	(0.36)	(0.27)
Total distributions	(0.33)	(0.45)	(0.56)	(0.54)	(0.82)	(1.08)
Net asset value, end of period	$9.60	$9.72	$9.59	$9.22	$9.36	$10.36
TOTAL RETURN(d)	2.21%	6.23%	10.27%	4.36%	−1.91%	14.72%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$154,261	$141,274	$67,954	$18,308	$5,031	$816
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(e)	1.32%	1.33%	1.44%	1.52%	1.67%	5.23%
After expense reimbursement/ recoupment(e)	1.24%	1.26%	1.48%	1.55%	1.54%	1.53%
Ratio of dividends, interest and borrowing expense to average net assets(e)	—% (f)	—%	—%	—%	—%	—%
Ratio of net investment income to average net assets(e)	9.70%	4.75%	5.89%	10.54%	7.36%	9.89%
Portfolio turnover rate(d)(g)	20%	28%	29%	22%	63%	88%

(a)	Inception date of the Fund was October 1, 2020.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.
The accompanying notes are an integral part of these financial statements.

59

Regan Total Return Income Fund
Notes to Financial Statements
March 31, 2026 (Unaudited)
NOTE 1 – ORGANIZATION
Regan Total Return Income Fund (the “Fund”) is a diversified series of Advisor Managed Portfolios (the “Trust”). The Trust, a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Regan Capital LLC (the “Advisor”) serves as the investment manager to the Fund. The inception date of the Fund was October 1, 2020. The investment objective of the Fund is to provide a high level of risk-adjusted current income and capital appreciation.
The Fund is the successor to the Regan Total Return Income Fund (the “Predecessor Fund”), a series of Trust for Advised Portfolios. The Predecessor Fund reorganized into the Fund on January 19, 2024 (the “AMP Reorganization”).
•	The AMP Reorganization was accomplished by a tax-free exchange of shares of the Fund for shares of the Predecessor Fund of equivalent aggregate net asset value.
•
Fees and expenses incurred to affect the AMP Reorganization were borne by the Trust’s Administrator. The management fee of the Fund does not exceed the management fee of the Predecessor fund. The AMP Reorganization did not result in a material change to the Fund’s investment portfolio and there are no material differences in accounting policies of the Fund and the Predecessor fund.

•	The Fund adopted the performance history of the Predecessor Fund.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual results may differ from those estimates.
A.
Securities Valuation. Portfolio securities are valued using current market values or official closing prices, if available. When reliable market quotations are not readily available or a pricing service does not provide a valuation (or provides a valuation that in the judgment of the Adviser does not represent the security’s fair value) or when, in the judgment of the Adviser, events have rendered the market value unreliable, a security is fair valued in good faith by the Adviser under procedures approved by the Board. Valuing securities at fair value is intended to ensure that the Fund is accurately priced and involves reliance on judgment. There can be no assurance that the Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad categories as defined below:
Level 1 –
Quoted prices in active markets for identical securities. An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

60

Regan Total Return Income Fund
Notes to Financial Statements
March 31, 2026 (Unaudited)(Continued)
Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions in determining fair value of investments.
Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Short-term investments classified as money market instruments are valued at NAV. These investments are categorized as Level 1 of the fair value hierarchy.
Debt securities, including corporate, convertible, U.S. government agencies, U.S. treasury obligations, and sovereign issues, are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risk/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal. These securities are normally valued by independent pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category investment type as of March 31, 2026:

Assets	Level 1	Level 2	Level 3	Total
Investments:
Non-Agency Mortgage-Backed Securities	$—	$1,189,294,748	$48,135,967	$1,237,430,715
Agency Mortgage-Backed Securities	—	631,484,183	856,316	632,340,499
U.S. Treasury Securities	—	246,477,119	—	246,477,119
Municipal Bonds	—	34,368,667	—	34,368,667
Corporate Bonds	—	25,943,977	—	25,943,977
U.S. Government Agency Issue	—	19,291,345	—	19,291,345
Mortgage Secured Note	—	—	—	—
U.S. Treasury Bills	—	79,794,465	—	79,794,465
Money Market Funds	11,460,200	—	—	11,460,200
Total Investments	$11,460,200	$2,226,654,504	$48,992,283	$2,287,106,987

Please refer to the Schedule of Investments for further classification.
U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Agency issued debt securities are generally valued in a manner similar to U.S. Government securities. Mortgage pass-throughs include to-be announced (“TBAs”) securities and mortgage pass-through certificates. TBA securities and mortgage pass-throughs are generally valued using dealer quotations.
The independent pricing service does not distinguish between smaller-sized bond positions, known as “odd lots”, and larger institutional-sized bond positions, known as “round lots”. The Adviser reviews pricing from the independent pricing service relative to odd lot acquisitions. If the vendor price is more than 3% greater

61

Regan Total Return Income Fund
Notes to Financial Statements
March 31, 2026 (Unaudited)(Continued)
than the acquisition price of the odd lot, cost is initially used to value the position. The Adviser monitors market levels and the vendor pricing daily, and will employ the vendor’s price when the Adviser believes it represents fair value, or if additional purchases of a security result in a round lot position. The Adviser also monitors current market levels for odd lot positions and updates fair valuations if material differences are observed.
Odd lot securities valued at cost are classified as level 2 when acquired within 30 days of the reporting date; odd lot positions acquired more than 30 days prior to the reporting date and valued at cost are classified as level 3.
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Non-Agency Mortgage-Backed Securities	Mortgage Secured Note	Agency Mortgage-Backed Securities
Balance at September 30, 2025	$18,194,505	$—	$695,797
Purchased	27,832,526	—	173,862
Accrued discounts/premiums	1,095,951	—	8,920
Sale/paydown proceeds	(2,511,697)	—	(25,797)
Realized gain (loss)	388,170	—	4,022
Change in unrealized appreciation (depreciation)	(1,133,065)	—	(46,472)
Transfers to Level 3(1)	5,128,695	—	312,755
Transfers from Level 3(1)	(859,116)	—	(266,771)
Balance at March 31, 2026	$48,135,969	$—	$856,316

(1)
Transfers from Level 3 to Level 2 relate to securities that began the period valued at cost, but became valued by a third party pricing service during the period. The Advisor believes that the value from the pricing service represents the fair value of each security for which the transfer occurred.

The change in unrealized appreciation/(depreciation) for Level 3 securities still held at March 31, 2026 was $(1,091,647).
The following is a summary of quantitative information about Level 3 valued measurements:

	Value at March 31, 2026	Valuation Technique(s)
Agency Mortgage-Backed Securities	$856,316	Acquisition Cost
Non-Agency Mortgage-Backed Securities	$48,135,969	Acquisition Cost

The Fund invests in distressed debt securities, which are securities that are priced below $50. In accordance with GAAP, the ultimate realizable value and potential for early retirement of securities is considered when determining the yield. If current values of debt securities decline significantly from the issue price, computed yields may be higher than rates expected to be ultimately realized. To avoid unsound yield information being presented in the Fund’s financial statements, consideration is given to capping yields of individual securities at a reasonable level. The Fund’s Adviser performs a periodic assessment of the yields for these distressed securities and adjustments are made to the income and cost of these securities on the Fund’s financial statements.
B.
Security Transactions, Investment Income and Distributions. The Fund records security transactions based on trade date. Realized gains and losses on sales of securities are calculated by comparing the original cost of the specifically identified security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

62

Regan Total Return Income Fund
Notes to Financial Statements
March 31, 2026 (Unaudited)(Continued)
C.
Stripped securities. The Fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

D.
Distributions to Shareholders. Distributions from net investment income, if any, are declared daily and paid out monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations. The Fund may periodically make reclassifications among certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These reclassifications are due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

E.
Securities Purchased or Sold on a Forward-Commitment Basis. The Fund may enter into TBA commitments or other purchase and sale transactions that specify forward delivery of a financial security. TBA commitments are forward agreements for the purchase or sale of mortgage-backed pass-through securities for a fixed price, with payment and delivery on an agreed upon future settlement date. Most commitments in mortgage-backed pass-through securities occur for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. The specific securities to be delivered are not identified at the trade date. However, delivered securities must follow general trade parameters, including issuer, rate and mortgage terms. When entering into TBA commitments, the Fund may take possession of or deliver the underlying mortgage-backed pass-through securities but can extend the settlement or roll the transaction. There were no positions in TBA Commitments as of March 31, 2026.

The following table sets forth the effect of TBA Commitments on the Statement of Operations for the current fiscal period:
Amount of Realized Gain (Loss) on TBA Commitments

Investments in Securities
TBA Commitments	$(1,936,419)

Change in Unrealized Appreciation (Depreciation)

Investments in Securities
TBA Commitments	$—

The average monthly value of TBA Commitments during the current fiscal period was $119,986,996.
F.
Federal Income Taxes. The Fund has elected to be taxed as a Regulated Investment Company (“RIC”) qunder the U.S. Internal Revenue Code of 1986, as amended, and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions (if any) and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Management of the Fund is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended March 31, 2026, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as interest expense and other

63

Regan Total Return Income Fund
Notes to Financial Statements
March 31, 2026 (Unaudited)(Continued)
expense for penalties in the statement of operations. During the period, the Fund did not incur any interest or tax penalties. Generally, tax authorities can examine tax returns filed for the preceding three years.  The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
G.
Segment Reporting. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Chief Operating Officer, who serves as the CODM, using the information presented in the financial statements and financial highlights.

NOTE 3 – INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS
The Trust entered into an agreement for the Adviser to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser a monthly fee based on the Fund’s average daily net assets at the annual rate of 0.85%.
The Advisor has contractually agreed to waive its management fee and/or reimburse the Fund’s operating expenses (other than shareholder servicing fees, front-end or contingent deferred loads, taxes, interest expense, brokerage commissions, acquired fund fees and expenses, portfolio transaction expenses, dividends paid on short sales, extraordinary expenses, Rule 12b-1 fees, or intermediary servicing fees) for each class so that annual operating expenses will not exceed 0.99% ( the “Expense Cap”). The Expense Cap will remain in effect through at least January 31, 2027 and may be terminated only by the Trust Board of Trustees. The Advisor may request recoupment from the Fund of previously waived fees and paid expenses for three years from the date such fees and expenses were waived or paid, provided that such recoupment does not cause the Fund’s expense ratio (after the recoupment is taken into account) to exceed the lower of (1) the Expense Cap in place at the time such amounts were waived or paid and (2) the Fund’s Expense Cap at the time of recoupment.
At March 31, 2026, the amounts reimbursed by the Advisor and subject to potential recapture by year were as follows:

Year waived/reimbursed	Amount	Expiration
2025	$820,085	September 30, 2028
2026	$834,496	March 31, 2029

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator, fund accountant and transfer agent; and provides compliance services to the Fund. The officers of the Trust are employees of Fund Services. U.S. Bank serves as the Fund’s custodian. Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Fund’s distributor and principal underwriter. For the period ended March 31, 2026, the Fund incurred the following expenses for administration and fund accounting, compliance, custody and transfer agency fees:

Administration and Fund Accounting	$754,131
Compliance Service	6,006
Custody	110,652
Transfer Agency	168,950

At March 31, 2026, the Fund had payables due to Fund Services for administration and fund accounting, compliance, custody and transfer agency fees to U.S. Bank in the following amounts:

Administration and Fund Accounting	$357,899
Compliance Services	3,006
Custody	52,112
Transfer Agency	102,363

The above payable amount for Compliance Services is included in Accrued expenses and other liabilities in the Statement of Assets and Liabilities.

64

Regan Total Return Income Fund
Notes to Financial Statements
March 31, 2026 (Unaudited)(Continued)
The Independent Trustees were paid $8,852 for their services and reimbursement of travel expenses during the period ended March 31, 20206. The Fund pays no compensation to the Interested Trustee or officers of the Trust.
NOTE 4 – INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments) for the period ended March 31, 2026, were as follows:

	Non-Government	Government
Purchases	$577,622,133	$517,855,265
Sales	$99,160,874	$224,594,875

NOTE 5 – FEDERAL INCOME TAX INFORMATION
At September 30, 2025, the components of distributable earnings for income tax purposes were as follows:
Regan Total Return Income Fund

Cost of investments	$1,434,909,600
Gross unrealized appreciation	171,019,300
Gross unrealized depreciation	(8,024,354)
Net unrealized depreciation on investments	162,994,946
Undistributed ordinary income	21,236,518
Undistributed long-term capital gains	7,306,904
Distributable earnings	28,543,422
Other accumulated loss	(282)
Total distributable earnings	191,538,086

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable in part to the recognition of accretable yield on deep discounted mortgage back securities and to the deferral of losses on wash sales.
Additionally, U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2025, the following table shows the reclassifications made:

	Total Distributable Earnings	Paid-In Capital
Regan Total Return Income Fund	$92,354,462	$(92,354,462)

The following table summarizes the characteristics of distributions paid during the period ended March 31, 2026 and the year ended September 30, 2025:
Regan Total Return Income Fund

	Income	Long Term Capital Gains	Return of Capital	Total Distributions
March 31, 2026	$69,871,518	$8,424,340	$—	$78,295,858
September 30, 2025	63,210,097	2,262,906	—	65,473,003

The Fund also designates as distributions of long term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.
The Fund is required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Fund is permitted, for tax purposes, to defer into its next fiscal year any net capital losses incurred from November 1 through

65

Regan Total Return Income Fund
Notes to Financial Statements
March 31, 2026 (Unaudited)(Continued)
the end of the fiscal year. Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. As of September 30, 2025, the Fund had no late-year or post-October losses.
At September 30, 2025, the Fund had no capital loss carryforwards, which reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax.
NOTE 6 – SHAREHOLDER SERVICING PLAN
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate on average daily net assets up to a maximum rate as follows:

Institutional Class	0.10%
Investor Class	0.15%

The Shareholder Servicing Plan authorizes payment of a shareholder servicing fee to the financial intermediaries and other service providers who provide administrative and support services to Fund shareholders.
For the six months ended March 31, 2026, class specific Shareholder Servicing fees were as follows:

Institutional Class	$1,000,71
Investor Class	$71,423

NOTE 7 – DISTRIBUTION PLAN
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets of the Investor Class shares. For the period ended March 31, 2025, distribution fees incurred are disclosed on the Statement of Operations.
For the six months ended March 31, 2026, class specific Distribution fees were as follows:

Investor Class	$178,558

NOTE 8 – INDEMNIFICATIONS
In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
NOTE 9 – LINE OF CREDIT
The Fund has access to a secured line of credit through an agreement with U.S. Bank. Prior to August 29, 2025, the line of credit was $35 million, and effective August 29, 2025, it was increased to $100 million. The Fund may temporarily draw on the line of credit to satisfy redemption requests or to settle investment transactions. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Prime Rate, to be paid monthly. Loan activity for the six months ended March 31, 2026 was as follows:

Maximum Available Credit	$100,000,000
Largest Amount Outstanding on an Individual Day	$23,000,000
Average Daily Loan Outstanding	$11,997,500
Interest Expense – 6 days	$13,518
Loan Outstanding as of March 31, 2026	$—
Average Interest Rate	6.88%

66

Regan Total Return Income Fund
Notes to Financial Statements
March 31, 2026 (Unaudited)(Continued)
NOTE 10 – SUBSEQUENT EVENTS
In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Fund has determined that there were no subsequent events that would need to be disclosed in the Fund’s financial statements.
NOTE 11 – PRINCIPAL RISKS
Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.
Mortgage-Backed Securities Risk. When interest rates increase, the market values of mortgage-backed securities decline. At the same time, however, mortgage refinancings and prepayments slow, which lengthens the effective duration of these securities. As a result, the negative effect of the interest rate increase on the market value of mortgage-backed securities is usually more pronounced than it is for other types of fixed income securities, potentially increasing the volatility of the Fund. Conversely, when market interest rates decline, while the value of mortgage-backed securities may increase, the rate of prepayment of the underlying mortgages also tends to increase, which shortens the effective duration of these securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgage may decline in value and be insufficient, upon foreclosure, to repay the associated loan. Additionally, the liquidity of non-investment grade securities and sub-prime mortgage securities can change dramatically over time.
Asset-Backed Securities Risk (“ABS”). ABS represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. Certain debt instruments may only pay principal at maturity or may only represent the right to receive payments of principal or payments of interest on underlying pools of mortgages, assets or government securities, but not both. The value of these types of instruments may change more drastically than debt securities that pay both principal and interest. The Fund may obtain a below market yield or incur a loss on such instruments during periods of declining interest rates. Principal only and interest only instruments are subject to extension risk. Certain ABS may provide, upon the occurrence of certain triggering events or defaults, for the investors to become the holders of the underlying assets.
In that case, the Fund may become the holder of securities that it could not otherwise purchase, based on its investment strategies or its investment restrictions and limitations, at a time when such securities may be difficult to dispose of because of adverse market conditions.
Credit Risk. There is a risk that the issuer of a mortgage-backed security may experience unanticipated financial problems causing their securities to decline in value. Changes in the market’s perception of the issuer’s financial strength or in a security’s credit rating, which reflects a third party’s assessment of the credit risk presented by a particular issuer, may affect debt securities’ value. In addition, the Fund is subject to the risk that the issuer of a fixed income security will fail to make timely payments of interest or principal, or may stop making such payments altogether.
Interest Rate Risk. When interest rates increase this may result in a decrease in the value of debt securities held by the Fund. Conversely, as interest rates decrease, mortgage-backed securities’ prices typically do not rise as much as the prices of comparable bonds. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
Prepayment Risk. When interest rates fall, certain obligations may be paid off by the obligor earlier than expected by refinancing their mortgages, resulting in prepayment of the mortgage-backed securities held by the Fund. The Fund would then lose any price appreciation above the mortgage’s principal and would have to reinvest the proceeds at lower yields, resulting in a decline in the Fund’s income. Prepayment reduces the yield to maturity and the average life of the security.
To Be Announced (“TBA”) Security Risk. A TBA is a contract to purchase or sell a MBS at some point in the future and may be classified as a derivative in certain circumstances. Due to the forward-settling nature of TBAs, there is risk that the value of the underlying MBS will fluctuate greater than anticipated or that the TBA may not correlate to the underlying MBS or to the MBS market as a whole. There is also counterparty risk with entering into a TBA contract.

67

Regan Total Return Income Fund
Notes to Financial Statements
March 31, 2026 (Unaudited)(Continued)
NOTE 12 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under 2(a)(9) of the 1940 Act. As of March 31, 2026, Charles Schwab & Co., Inc. held approximately 66%, in aggregate for the benefit of others, of the outstanding shares of the Fund.

68

Regan Total Return Income Fund
Additional Information
March 31, 2026 (Unaudited)
Approval of Investment Advisory Agreement
At a meeting held on December 3-4, 2025, the Board of Trustees (the “Board” or “Trustees”) of Advisor Managed Portfolios (the “Trust”), which was composed entirely of Trustees who were not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, considered and approved the continuance of the investment advisory agreement (the “Agreement”) with Regan Capital, LLC (the “Advisor”) for the Regan Total Return Income Fund (the “Fund”).
In advance of the meeting, the Board received, reviewed, and discussed substantial information regarding the Fund, the Advisor, and the services provided by the Advisor to the Fund under the Agreement, including information about the portfolio managers, the resources of the Advisor, and the Fund’s performance and advisory fee. The Trustees considered the review of the Agreement to be an ongoing process and employed the accumulated information, knowledge, and experience they had gained with the Advisor. The information prepared specifically for the annual review of the Agreement supplemented the information provided to the Trustees throughout the year related to the Advisor and the Fund. The Board and its committees met regularly during the year and the information provided and topics discussed at such meetings were relevant to the Board’s review of the Agreement. Some of these reports and other data included, among other things, materials that outlined the investment performance of the Fund; compliance, regulatory, and risk management matters; the trading practices of the Advisor; valuation of investments; fund expenses; and overall market and regulatory developments. The Trustees were advised by independent legal counsel during the review process and met in executive sessions with such counsel without representatives from the Advisor present. In connection with their review, the Trustees also received a memorandum from independent legal counsel outlining their fiduciary duties and the legal standards applicable to their review of the Agreement.
In considering the Agreement, the Board considered the following factors and made the following determinations. In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision, and each Trustee may have attributed different weights to the various factors and information.
•
In considering the nature, extent and quality of the services provided by the Advisor, the Trustees considered the Advisor’s specific responsibilities in all aspects of the day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel who are involved in the day-to-day activities of the Fund. The Board considered the Advisor’s resources and compliance structure, including information regarding its compliance program, chief compliance officer and compliance record, and disaster recovery/business continuity plan. The Board also considered its knowledge of the Advisor’s operations, and noted that during the course of the year the Trustees met with the Advisor to discuss the Fund’s performance, the Advisor’s investment outlook, various marketing and compliance topics, and the Advisor’s risk management process. The Board concluded that the Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that, in the Board’s view, the nature, overall quality, and extent of the management services provided were satisfactory and reliable.

•
In assessing the quality of the portfolio management delivered by the Advisor, the Board considered the Fund’s performance on both an absolute basis and in comparison to its peer groups (a larger group category and a smaller, focused group), based on information provided by an independent consulting firm, and to its benchmark index. The Board considered that the Fund outperformed the Bloomberg US Aggregate Bond Index for the one- and three-year periods ended June 30, 2025. The Board also considered that the Fund outperformed both its peer groups’ averages for the one-, three-, and five-year periods ended September 30, 2025.

•
The Trustees reviewed the cost of the Advisor’s services and the structure and level of the advisory fee payable by the Fund, including a comparison of the fee to fees payable by its peer groups (a larger group category and a smaller, focused group) based on information provided by an independent consulting firm. The Board noted that, to reduce the Fund’s expenses, the Advisor maintained a contractual annual expense limitation for the Fund, further noting that the Advisor had contractually reduced its advisory fee and the Fund's expense limitation during the first quarter of 2025. The Trustees noted that the advisory fee was above

69

Regan Total Return Income Fund
Additional Information
March 31, 2026 (Unaudited)(Continued)
the focused peer group average and was in the first quartile of the peer group out of four quartiles (a lower quartile number indicates a higher advisory fee). The Trustees also noted that the Fund’s total net expense ratio was above and was in the first quartile of the focused peer group out of four quartiles (a lower quartile number indicates higher expenses). After reviewing the materials that were provided, the Board concluded that the advisory fee was fair and reasonable in light of the services provided.
•
The Trustees considered the profitability of the Advisor from managing the Fund. In assessing the Advisor’s profitability, the Trustees reviewed the analysis provided by the Advisor and took into account both the direct and indirect benefits to the Advisor from managing the Fund. The Trustees concluded that the Advisor’s profits from managing the Fund was not excessive and, after a review of the relevant financial information, that the Advisor appeared to have adequate capitalization and/or would maintain adequate profit levels to support the Fund.

•
In considering whether economies of scale have been achieved, the Trustees reviewed the Fund’s fee structure, the Advisor’s contractual fee waiver and expense reimbursement, and the asset level of the Fund, noting that the Advisor had contractually reduced its advisory fee and the Fund’s expense limitation during the first quarter of 2025. The Trustees concluded that they will have the opportunity to periodically reexamine whether economies of scale have been achieved.

Changes in and Disagreements with Accountants for Open-End Investment Companies
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others for Open-End Investment Companies
See Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Contract
See Financial Statements.

70

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end management investment companies

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end management investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisor Managed Portfolios

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	6/4/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	6/4/2026

By	/s/ Eric T. McCormick
Eric T. McCormick, Treasurer/Principal Financial Officer

Date	6/4/2026